    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 18, 2004

                                                     REGISTRATION NOS.: 33-37562
                                                                        811-6208
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                               ----------------
                                    FORM N-1A
                             REGISTRATION STATEMENT
                         UNDER THE SECURITIES ACT OF 1933      [X]
                            PRE-EFFECTIVE AMENDMENT NO.        [ ]
                          POST-EFFECTIVE AMENDMENT NO. 16      [X]

                                     AND/OR
               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940                 [X]
                                 AMENDMENT NO. 17              [X]

                                ----------------

                MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
                        (A MASSACHUSETTS BUSINESS TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 869-6397

                                BARRY FINK, ESQ.
                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                ----------------
                                    COPY TO:


           CARL FRISCHLING, ESQ.                 LEONARD B. MACKEY, JR., ESQ.
     KRAMER LEVIN NAFTALIS & FRANKEL LLP            CLIFFORD CHANCE US LLP
            919 THIRD AVENUE                           200 PARK AVENUE
         NEW YORK, NEW YORK 10022                 NEW YORK, NEW YORK 10166

                               ----------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THIS POST-EFFECTIVE AMENDMENT BECOMES EFFECTIVE.


 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

                 X  immediately upon filing pursuant to paragraph (b)
                ---
                    on (date) pursuant to paragraph (b)
                ---
                    60 days after filing pursuant to paragraph (a)
                ---
                    on (date) pursuant to paragraph (a)(2) of rule 485.
                ---


           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

================================================================================

                                                            MORGAN STANLEY FUNDS



                                                                  MORGAN STANLEY
                                                           MULTI-STATE MUNICIPAL
                                                                    SERIES TRUST



         Each Series seeks to provide a high level of current income exempt from both federal and designated State income taxes consistent with preservation of capital








--------------------------------------------------------------------------------
[MORGAN STALEY LOGO OMITTED]





--------------------------------------------------------------------------------


The Securities and Exchange Commission has not approved or
disapproved these securities or passed upon the adequacy of           PROSPECTUS
this Prospectus. Any representation to the contrary is a          MARCH 18, 2004
criminal offense.

CONTENTS


OVERVIEW................................................................... 1

      The Arizona Series....................................................2

      The Florida Series................................................... 7

      The New Jersey Series............................................... 12

      The Pennsylvania Series..............................................17

      Additional Investment Strategy Information...........................22

      Additional Risk Information..........................................23

      Fund Management......................................................24



SHAREHOLDER INFORMATION



      Pricing Series Shares............................................... 25

      How to Buy Shares....................................................25

      How to Exchange Shares.............................................. 28

      How to Sell Shares...................................................30

      Distributions....................................................... 32

      Tax Consequences.................................................... 32



FINANCIAL HIGHLIGHTS...................................................... 34


MORGAN STANLEY FUNDS........................................Inside Back Cover






This Prospectus contains important information about the Fund. Please read it carefully and keep it for future reference.

OVERVIEW

Morgan Stanley Multi-State Municipal Series Trust is an open-end, non-diversified mutual fund that consists of four separate fund portfolios --


     Arizona Series
     Florida Series
     New Jersey Series
     Pennsylvania Series


A Series-by-Series summary begins on the next page. Each summary provides a Series' investment objective, principal investment strategies, principal risks, past performance, and fees and expenses. Morgan Stanley Multi-State Municipal Series Trust is one of Morgan Stanley's Income Funds. This category of mutual fund has the goal of selecting securities that pay out income rather than rise in value.

Shares of each Series are not bank deposits and are not guaranteed or insured by any bank, governmental entity or the FDIC.

THE ARIZONA SERIES


--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

[GRAPHIC OMITTED]

The Arizona Series seeks to provide a high level of current income exempt from both federal and Arizona state income taxes consistent with preservation of capital.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY

[GRAPHIC OMITTED]

The Arizona Series will invest at least 80% of its assets in securities that pay interest normally exempt from federal and Arizona state income taxes. This policy is fundamental and may not be changed without shareholder approval. The Arizona Series' "Investment Manager," Morgan Stanley Investment Advisors Inc., generally invests in investment grade, Arizona municipal obligations and obligations of U.S. governmental territories such as Puerto Rico. The municipal obligations may only be rated investment grade by Moody's Investors Service or Standard & Poor's Corporation or Fitch Investors Services, LP or, if unrated, judged to be of comparable quality by the Investment Manager at the time of purchase. There are no maturity limitations on the Arizona Series' portfolio securities.


[sidebar]
----------------
INCOME
An investment objective having the goal of selecting securities that pay out income rather than rise in price.
[end sidebar]

The Arizona Series may invest up to 10% of its net assets in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

The Arizona Series may invest any amount of its assets in securities that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on an Arizona Series distribution of this income. The Arizona Series therefore may not be a suitable investment for these investors. See the "Tax Consequences" section for more details.

The Arizona Series may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Arizona Series may invest any amount of its assets in taxable money market instruments or in the highest grade municipal obligations issued in other states when the Investment Manager believes it is advisable to do so because of a defensive posture. Municipal obligations of other states pay interest that is normally exempt from federal income tax but not from Arizona income taxes. Defensive investing could have the effect of reducing the Arizona Series' ability to provide tax exempt income or otherwise meet its investment objective.

In addition to the securities described above, the Arizona Series may also invest in private activity bonds and lease obligations.

--------------------------------------------------------------------------------
PRINCIPAL RISKS

[GRAPHIC OMITTED]

There is no assurance that the Arizona Series will achieve its investment objective. The Series' share price and yield will fluctuate with changes in the market value and/or yield of the Series' portfolio securities. When you sell shares of this Series, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Series.

CREDIT AND INTEREST RATE RISKS. A principal risk of investing in the Arizona Series is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk. The "Additional Risk Information" section contains a general discussion of credit and interest rate risks.

Unlike most fixed-income funds, the Arizona Series is subject to the added credit risk of concentrating its investments in a single state -- Arizona -- and its municipalities. Because the Arizona Series concentrates its investments in securities issued by Arizona state and local governments and government authorities, the Arizona Series will be significantly affected by the political, economic and regulatory developments concerning those issuers. Should any difficulties develop concerning Arizona issuers' ability to pay principal and/or interest on their debt obligations, the Series' value and yield could be adversely affected.

The Arizona Series is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Arizona Series' portfolio securities, and the Arizona Series' share price, to fall substantially.

The performance of the Arizona Series will depend on whether the Arizona Series is successful in applying its investment strategy. The Arizona Series is also subject to other risks from its permissible investments including the risk associated with inverse floating rate municipal obligations, private activity bonds and lease obligations. For more information about the risks of the Arizona Series' investments, see the "Additional Risk Information" section.

Shares of the Series are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

--------------------------------------------------------------------------------
PAST PERFORMANCE

[GRAPHIC OMITTED]

The bar chart and table below provide some indication of the risks of investing in the Arizona Series. The Arizona Series' past performance (before and after taxes) does not indicate how the Arizona Series will perform in the future.


[sidebar]
----------------
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Arizona Series' shares has varied from year to year over the past 10 calendar years.
[end sidebar]


ANNUAL TOTAL RETURNS -- CALENDAR YEARS

                               [BAR CHART OMITTED]

  -6.58%  17.31%   2.92%   7.56%   5.39%  -3.18%  10.59%   3.65%   8.81%   5.41%
   -----  -----    -----   -----   -----  ------  ------   -----   -----   -----
   1994    1995     1996    1997    1998    1999    2000    2001    2002    2003



The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.20% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -6.43% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2003)



----------------------------------------------------------------------------------------------------------------
                                                                   PAST 1 YEAR    PAST 5 YEARS    PAST 10 YEARS
----------------------------------------------------------------------------------------------------------------
Arizona Series -- Return Before Taxes                                1.20%          4.09%            4.56%
----------------------------------------------------------------------------------------------------------------
Arizona Series -- Return After Taxes on Distributions(1)             1.08%          4.01%            4.49%
----------------------------------------------------------------------------------------------------------------
Arizona Series -- Return After Taxes on Distributions and Sale of
Series' Shares                                                       2.18%          4.09%            4.54%
----------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index(2)                              5.31%          5.83%            6.03%
----------------------------------------------------------------------------------------------------------------
Lipper Arizona Municipal Debt Funds Index(3)                         4.86%          4.60%            5.01%
----------------------------------------------------------------------------------------------------------------

[sidebar]
----------------
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Arizona Series' average annual total returns with those of a broad measure of market performance over time. The Arizona Series' returns include the maximum applicable front-end sales charge and assume you sold your shares at the end of each period (unless otherwise noted).
[end sidebar]



(1) These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

(2) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3) The Lipper Arizona Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Arizona Municipal Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently ten funds represented in this Index.


Included in the table above are the after-tax returns calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods.

--------------------------------------------------------------------------------
FEES AND EXPENSES

[GRAPHIC OMITTED]

The table below briefly describes the Arizona Series' fees and expenses that you may pay if you buy and hold shares of the Arizona Series. The Arizona Series does not charge account or exchange fees.

SHAREHOLDER FEES

-----------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)      4.0%
-----------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage based on the lesser of the
offering price or net asset value at redemption)                                          None
-----------------------------------------------------------------------------------------------

ANNUAL ARIZONA SERIES OPERATING EXPENSES


-----------------------------------------------------------------------------------------------
Management fee                                                                            0.35%
-----------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                                     0.15%
-----------------------------------------------------------------------------------------------
Other expenses                                                                            0.23%
-----------------------------------------------------------------------------------------------
Total annual Arizona Series operating expenses                                            0.73%
-----------------------------------------------------------------------------------------------



[sidebar]
----------------
SHAREHOLDER FEES
These fees are paid directly from your investment.

----------------
ANNUAL FUND OPERATING EXPENSES
These expenses are deducted from the Arizona Series' assets and are based on expenses paid for the fiscal year ended November 30, 2003. [end sidebar]


EXAMPLE


This example is intended to help you compare the cost of investing in the Arizona Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Arizona Series, your investment has a 5% return each year, and the Arizona Series' operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions.



                     EXPENSES OVER TIME:
         -------------------------------------------
            1 YEAR    3 YEARS    5 YEARS    10 YEARS
         ---------- ---------- ---------- ----------
            $472        $624       $790      $1,270

THE FLORIDA SERIES

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

[GRAPHIC OMITTED]

The Florida Series seeks to provide a high level of current income exempt from both federal income and Florida state taxes consistent with preservation of capital.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY

[GRAPHIC OMITTED]


The Florida Series will invest at least 80% of its assets in securities that pay interest normally exempt from federal and the Florida state intangibles tax. (Florida presently does not impose an income tax on individuals.) This policy is fundamental and may not be changed without shareholder approval. The Florida Series' "Investment Manager," Morgan Stanley Investment Advisors Inc., generally invests in investment grade, Florida municipal obligations and obligations of U.S. governmental territories such as Puerto Rico. The municipal obligations may only be rated investment grade by Moody's Investors Service or Standard & Poor's Corporation or Fitch Investors Services, LP or, if unrated, judged to be of comparable quality by the Investment Manager at the time of purchase. There are no maturity limitations on the Florida Series' portfolio securities.


[sidebar]
----------------
INCOME
An investment objective having the goal of selecting securities that pay out income rather than rise in price.
[end sidebar]

The Florida Series may invest up to 10% of its net assets in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

The Florida Series may invest any amount of its assets in securities that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on a Florida Series distribution of this income. The Florida Series therefore may not be a suitable investment for these investors. See the "Tax Consequences" section for more details.

The Florida Series may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Florida Series may invest any amount of its assets in taxable money market instruments or in the highest grade municipal obligations issued in other states when the Investment Manager believes it is advisable to do so because of a defensive posture. Municipal obligations of other states pay interest that is normally exempt from federal income tax but not from the Florida intangibles tax. Defensive investing could have the effect of reducing the Florida Series' ability to provide tax exempt income or otherwise meet its investment objective.

In addition to the securities described above, the Florida Series may also invest in private activity bonds and lease obligations.

--------------------------------------------------------------------------------
PRINCIPAL RISKS

[GRAPHIC OMITTED]

There is no assurance that the Florida Series will achieve its investment objective. The Series' share price and yield will fluctuate with changes in the market value and/or yield of the Series' portfolio securities. When you sell shares of this Series, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Series.

CREDIT AND INTEREST RATE RISKS. A principal risk of investing in the Florida Series is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk. The "Additional Risk Information" section contains a general discussion of credit and interest rate risks.

Unlike most fixed-income funds, the Florida Series is subject to the added credit risk of concentrating its investments in a single state -- Florida -- and its municipalities and other political subdivisions. Because the Florida Series concentrates its investments in securities issued by Florida state and local governments and government authorities, the Florida Series will be significantly affected by the political, economic and regulatory developments concerning those issuers. Should any difficulties develop concerning Florida issuers' ability to pay principal and/or interest on their debt obligations, the Series' value and yield could be adversely affected.

The Florida Series is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Florida Series' portfolio securities, and the Florida Series' share price, to fall substantially.

The performance of the Florida Series will depend on whether the Florida Series is successful in applying its investment strategy. The Florida Series is also subject to other risks from its permissible investments including the risk associated with inverse floating rate municipal obligations, private activity bonds and lease obligations. For more information about the risks of the Florida Series' investments, see the "Additional Risk Information" section.

Shares of the Series are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

--------------------------------------------------------------------------------
PAST PERFORMANCE

[GRAPHIC OMITTED]

The bar chart and table below provide some indication of the risks of investing in the Florida Series. The Florida Series' past performance (before and after taxes) does not indicate how the Florida Series will perform in the future.

ANNUAL TOTAL RETURNS -- CALENDAR YEARS

[sidebar]
----------------
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Florida Series' shares has varied from year to year over the past 10 calendar years.
[end sidebar]


                               [BAR CHART OMITTED]

-6.23%  17.36%   3.18%   8.35%   5.82%  -3.31%  11.03%   3.94%   8.70%   5.17%
 -----  ------   -----   -----   -----  ------  ------   -----   -----   -----
  1994    1995    1996    1997    1998    1999    2000    2001    2002    2003


The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.08% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -6.47% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2003)



----------------------------------------------------------------------------------------------------------------
                                                                    PAST 1 YEAR    PAST 5 YEARS    PAST 10 YEARS
----------------------------------------------------------------------------------------------------------------
Florida Series -- Return Before Taxes                                  0.96%          4.13%           4.78%
----------------------------------------------------------------------------------------------------------------
Florida Series -- Return After Taxes on Distributions(1)               0.84%          4.00%           4.65%
----------------------------------------------------------------------------------------------------------------
Florida Series -- Return After Taxes on Distributions and Sale of
Series' Shares                                                         2.17%          4.14%           4.72%
----------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index(2)                                5.31%          5.83%           6.03%
----------------------------------------------------------------------------------------------------------------
Lipper Florida Municipal Debt Funds Index(3)                           4.63%          4.60%           5.02%
----------------------------------------------------------------------------------------------------------------


[sidebar]
----------------
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Florida Series' average annual total returns with those of a broad measure of market performance over time. The Florida Series' returns include the maximum applicable front-end sales charge and assume you sold your shares at the end of each period (unless otherwise noted).
[end sidebar]


(1) These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

(2) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3) The Lipper Florida Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Florida Municipal Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently ten funds represented in this Index.


Included in the table above are the after-tax returns calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods.

--------------------------------------------------------------------------------
FEES AND EXPENSES

[GRAPHIC OMITTED]


The table below briefly describes the Florida Series' fees and expenses that you may pay if you buy and hold shares of the Florida Series. The Florida Series does not charge account or exchange fees.

SHAREHOLDER FEES

[sidebar]
----------------
SHAREHOLDER FEES
These fees are paid directly from your investment.

----------------
ANNUAL FUND OPERATING EXPENSES
These expenses are deducted from the Florida Series' assets and are based on expenses paid for the fiscal year ended November 30, 2003.
[end sidebar]

-----------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)      4.0%
-----------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage based on the lesser of the
offering price or net asset value at redemption)                                          None
-----------------------------------------------------------------------------------------------

ANNUAL FLORIDA SERIES OPERATING EXPENSES


-----------------------------------------------------------------------------------------------
Management fee                                                                           0.35%
-----------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                                    0.15%
-----------------------------------------------------------------------------------------------
Other expenses                                                                           0.18%
-----------------------------------------------------------------------------------------------
Total annual Florida Series operating expenses                                           0.68%
-----------------------------------------------------------------------------------------------



EXAMPLE


This example is intended to help you compare the cost of investing in the Florida Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Florida Series, your investment has a 5% return each year, and the Florida Series' operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions.


                              EXPENSES OVER TIME:
                  -------------------------------------------
                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
                  ---------- ---------- ---------- ----------
                     $467       $609       $764       $1,213

THE NEW JERSEY SERIES

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

[GRAPHIC OMITTED]

The New Jersey Series seeks to provide a high level of current income exempt from both federal and New Jersey state income taxes consistent with preservation of capital.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY

[GRAPHIC OMITTED]


The New Jersey Series will invest at least 80% of its assets in securities that pay interest normally exempt from federal and New Jersey state income taxes. This policy is fundamental and may not be changed without shareholder approval. The New Jersey Series' "Investment Manager," Morgan Stanley Investment Advisors Inc., generally invests in investment grade, New Jersey municipal obligations and obligations of U.S. governmental territories such as Puerto Rico. The municipal obligations may only be rated investment grade by Moody's Investors Service or Standard & Poor's Corporation or Fitch Investors Services, LP or, if unrated, judged to be of comparable quality by the Investment Manager at the time of purchase. There are no maturity limitations on the New Jersey Series' portfolio securities.


[sidebar]
----------------
INCOME
An investment objective having the goal of selecting securities that pay out income rather than rise in price.
[end sidebar]

The New Jersey Series may invest up to 10% of its net assets in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

The New Jersey Series may invest any amount of its assets in securities that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on a New Jersey Series distribution of this income. The New Jersey Series therefore may not be a suitable investment for these investors. See the "Tax Consequences" section for more details.

The New Jersey Series may take temporary "defensive" positions in attempting to respond to adverse market conditions. The New Jersey Series may invest any amount of its assets in taxable money market instruments or in the highest grade municipal obligations issued in other states when the Investment Manager believes it is advisable to do so because of a defensive posture. Municipal obligations of other states pay interest that is normally exempt from federal income tax but not from New Jersey income tax. Defensive investing could have the effect of reducing the New Jersey Series' ability to provide tax exempt income or otherwise meet its investment objective.

In addition to the securities described above, the New Jersey Series may also invest in private activity bonds and lease obligations.

--------------------------------------------------------------------------------
PRINCIPAL RISKS

[GRAPHIC OMITTED]

There is no assurance that the New Jersey Series will achieve its investment objective. The Series' share price and yield will fluctuate with changes in the market value and/or yield of the Series' portfolio securities. When you sell shares of this Series, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Series.

CREDIT AND INTEREST RATE RISKS. A principal risk of investing in the New Jersey Series is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk. The "Additional Risk Information" section contains a general discussion of credit and interest rate risks.

Unlike most fixed-income funds, the New Jersey Series is subject to the added credit risk of concentrating its investments in a single state -- New Jersey -- and its municipalities. Because the New Jersey Series concentrates its investments in securities issued by New Jersey state and local governments and government authorities, the New Jersey Series will be significantly affected by the political, economic and regulatory developments concerning those issuers. Should any difficulties develop concerning New Jersey issuers' ability to pay principal and/or interest on their debt obligations, the Series' value and yield could be adversely affected.

The New Jersey Series is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the New Jersey Series' portfolio securities, and the New Jersey Series' share price, to fall substantially.

The performance of the New Jersey Series will depend on whether the New Jersey Series is successful in applying its investment strategy. The New Jersey Series is also subject to other risks from its permissible investments including the risk associated with inverse floating rate municipal obligations, private activity bonds and lease obligations. For more information about the risks of the New Jersey Series' investments, see the "Additional Risk Information" section.

Shares of the Series are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

--------------------------------------------------------------------------------
PAST PERFORMANCE

[GRAPHIC OMITTED]
The bar chart and table below provide some indication of the risks of investing in the New Jersey Series. The New Jersey Series' past performance (before and after taxes) does not indicate how the New Jersey Series will perform in the future.


ANNUAL TOTAL RETURNS -- CALENDAR YEARS

                               [BAR CHART OMITTED]



-7.12%   17.55%    3.34%    9.07%    5.86%   -3.36%   10.81%    3.90%    8.13%    4.69%
------   ------    -----    -----    -----   ------   ------    -----    -----    -----
 1994      1995     1996     1997     1998     1999     2000     2001     2002     2003


The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.

[sidebar]
----------------
ANNUAL TOTAL RETURNS
This chart shows how the performance of the New Jersey Series' shares has varied from year to year over the past 10 calendar years.
[end sidebar]

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.20% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -6.52% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2003)



----------------------------------------------------------------------------------------------------------------
                                                                    PAST 1 YEAR    PAST 5 YEARS    PAST 10 YEARS
----------------------------------------------------------------------------------------------------------------
New Jersey Series -- Return Before Taxes                                0.50%          3.87%           4.65%
----------------------------------------------------------------------------------------------------------------
New Jersey Series -- Return After Taxes on Distributions(1)             0.41%          3.79%           4.59%
----------------------------------------------------------------------------------------------------------------
New Jersey Series -- Return After Taxes on Distributions and
Sale of Series' Shares                                                  1.87%          3.93%           4.64%
----------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index(2)                                 5.31%          5.83%           6.03%
----------------------------------------------------------------------------------------------------------------
Lipper New Jersey Municipal Debt Funds Index(3)                         4.94%          4.80%           5.06%
----------------------------------------------------------------------------------------------------------------

(1) These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

(2) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3) The Lipper New Jersey Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper New Jersey Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently ten funds represented in this Index

[sidebar]
----------------
AVERAGE ANNUAL TOTAL RETURNS
This table compares the New Jersey Series' average annual total returns with those of a broad measure of market performance over time. The New Jersey Series' returns include the maximum applicable front-end sales charge and assume you sold your shares at the end of each period (unless otherwise noted).
[end sidebar]

Included in the table above are the after-tax returns calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods.

--------------------------------------------------------------------------------
FEES AND EXPENSES

[GRAPHIC OMITTED]

The table below briefly describes the New Jersey Series' fees and expenses that you may pay if you buy and hold shares of the New Jersey Series. The New Jersey Series does not charge account or exchange fees.

SHAREHOLDER FEES

----------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)            4.0%
----------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering
price or net asset value at redemption)                                                         None
----------------------------------------------------------------------------------------------------

ANNUAL NEW JERSEY SERIES OPERATING EXPENSES


----------------------------------------------------------------------------------------------------
Management fee                                                                                 0.35%
----------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                                          0.15%
----------------------------------------------------------------------------------------------------
Other expenses                                                                                 0.21%
----------------------------------------------------------------------------------------------------
Total annual New Jersey Series operating expenses                                              0.71%
----------------------------------------------------------------------------------------------------



EXAMPLE


[sidebar]
----------------
SHAREHOLDER FEES
These fees are paid directly from your investment.

----------------
ANNUAL FUND OPERATING EXPENSES
These expenses are deducted from the New Jersey Series' assets and are based on expenses paid for the fiscal year ended November 30, 2003.
[end sidebar]

This example is intended to help you compare the cost of investing in the New Jersey Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the New Jersey Series, your investment has a 5% return each year, and the New Jersey Series' operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions.


                           EXPENSES OVER TIME:
               -------------------------------------------
                  1 YEAR    3 YEARS    5 YEARS    10 YEARS
               ---------- ---------- ---------- ----------

                  $470       $618       $779      $1,247

THE PENNSYLVANIA SERIES

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

[GRAPHIC OMITTED]

The Pennsylvania Series seeks to provide a high level of current income exempt from both federal and Pennsylvania state income taxes consistent with preservation of capital.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY


[GRAPHIC OMITTED]


The Pennsylvania Series will invest at least 80% of its assets in securities that pay interest normally exempt from federal and Pennsylvania state income taxes. This policy is fundamental and may not be changed without shareholder approval. The Pennsylvania Series' "Investment Manager," Morgan Stanley Investment Advisors Inc., generally invests in investment grade, Pennsylvania municipal obligations and obligations of U.S. governmental territories such as Puerto Rico. The municipal obligations may only be rated investment grade by Moody's Investors Service or Standard & Poor's Corporation or Fitch Investors Services, LP or, if unrated, judged to be of comparable quality by the Investment Manager at the time of purchase. There are no maturity limitations on the Pennsylvania Series' portfolio securities.


[sidebar]
----------------
INCOME
An investment objective having the goal of selecting securities that pay out income rather than rise in price.
[end sidebar]

The Pennsylvania Series may invest up to 10% of its net assets in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

The Pennsylvania Series may invest any amount of its assets in securities that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on a Pennsylvania Series distribution of this income. The Pennsylvania Series therefore may not be a suitable investment for these investors. See the "Tax Consequences" section for more details.

The Pennsylvania Series may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Pennsylvania Series may invest any amount of its assets in taxable money market instruments or in the highest grade municipal obligations issued in other states when the Investment Manager believes it is advisable to do so because of a defensive posture. Municipal obligations of other states pay interest that is normally exempt from federal income tax but not from Pennsylvania income tax. Defensive investing could have the effect of reducing the Pennsylvania Series' ability to provide tax exempt income or otherwise meet its investment objective.

In addition to the securities described above, the Pennsylvania Series may also invest in private activity bonds and lease obligations.

--------------------------------------------------------------------------------
PRINCIPAL RISKS

[GRAPHIC OMITTED]

There is no assurance that the Pennsylvania Series will achieve its investment objective. The Series' share price and yield will fluctuate with changes in the market value and/or yield of the Series' portfolio securities. When you sell shares of this Series, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Series.

CREDIT AND INTEREST RATE RISKS. A principal risk of investing in the Pennsylvania Series is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk. The "Additional Risk Information" section contains a general discussion of credit and interest rate risks.

Unlike most fixed-income funds, the Pennsylvania Series is subject to the added credit risk of concentrating its investments in a single state -- Pennsylvania -- and its municipalities. Because the Pennsylvania Series concentrates its investments in securities issued by Pennsylvania state and local governments and government authorities, the Pennsylvania Series will be significantly affected by the political, economic and regulatory developments concerning those issuers. Should any difficulties develop concerning Pennsylvania issuers' ability to pay principal and/or interest on their debt obligations, the Series' value and yield could be adversely affected.

The Pennsylvania Series is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Pennsylvania Series' portfolio securities, and the Pennsylvania Series' share price, to fall substantially.

The performance of the Pennsylvania Series will depend on whether the Pennsylvania Series is successful in applying its investment strategy. The Pennsylvania Series is also subject to other risks from its permissible investments including the risk associated with inverse floating rate municipal obligations, private activity bonds and lease obligations. For more information about the risks of the Pennsylvania Series' investments, see the "Additional Risk Information" section.

Shares of the Series are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

--------------------------------------------------------------------------------
PAST PERFORMANCE


[GRAPHIC OMITTED]

The bar chart and table below provide some indication of the risks of investing in the Pennsylvania Series. The Pennsylvania Series' past performance (before and after taxes) does not indicate how the Pennsylvania Series will perform in the future.

ANNUAL TOTAL RETURNS -- CALENDAR YEARS



                               [BAR CHART OMITTED]



-6.88%   17.62%    3.59%    8.51%    5.05%   -4.00%   11.70%    4.87%    7.96%    5.65%
------   ------    -----    -----    -----   ------   ------    -----    -----    -----
 1994      1995     1996     1997     1998     1999     2000     2001     2002     2003



[sidebar]
----------------
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Pennsylvania Series' shares has varied from year to year over the past 10 calendar years.
[end sidebar]

The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.39% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -7.11% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2003)



----------------------------------------------------------------------------------------------------------------
                                                                    PAST 1 YEAR    PAST 5 YEARS    PAST 10 YEARS
----------------------------------------------------------------------------------------------------------------
Pennsylvania Series -- Return Before Taxes                             1.42%          4.25%           4.76%
----------------------------------------------------------------------------------------------------------------
Pennsylvania Series -- Return After Taxes on Distributions(1)          1.29%          4.18%           4.70%
----------------------------------------------------------------------------------------------------------------
Pennsylvania Series -- Return After Taxes on Distributions and
Sale of Series' Shares                                                 2.50%          4.28%           4.74%
----------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index(2)                                5.31%          5.83%           6.03%
----------------------------------------------------------------------------------------------------------------
Lipper Pennsylvania Municipal Debt Funds Index(3)                      4.89%          4.77%           5.16%
----------------------------------------------------------------------------------------------------------------


(1) These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

(2) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. The Index does not include any expenses, fees or charges. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an Index.

(3) The Lipper Pennsylvania Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Pennsylvania Municipal Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently ten funds represented in this Index.

[sidebar]
----------------
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Pennsylvania Series' average annual total returns with those of a broad measure of market performance over time. The Pennsylvania Series' returns include the maximum applicable front-end sales charge and assume you sold your shares at the end of each period (unless otherwise noted). [end sidebar]


Included in the table above are the after-tax returns calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods.

--------------------------------------------------------------------------------
FEES AND EXPENSES

[GRAPHIC OMITTED]

The table below briefly describes the Pennsylvania Series' fees and expenses that you may pay if you buy and hold shares of the Pennsylvania Series. The Pennsylvania Series does not charge account or exchange fees.

SHAREHOLDER FEES

------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)        4.0%
------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage based on the lesser of the
offering price or net asset value at redemption)                                            None
------------------------------------------------------------------------------------------------

ANNUAL PENNSYLVANIA SERIES OPERATING EXPENSES


------------------------------------------------------------------------------------------------
Management fee                                                                            0.35%
------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                                     0.15%
------------------------------------------------------------------------------------------------
Other expenses                                                                            0.18%
------------------------------------------------------------------------------------------------
Total annual Pennsylvania Series operating expenses                                       0.68%
------------------------------------------------------------------------------------------------


[sidebar]
----------------
SHAREHOLDER FEES
These fees are paid directly from your investment.

----------------
ANNUAL FUND OPERATING EXPENSES
These expenses are deducted from the Pennsylvania Series' assets and are based on expenses paid for the fiscal year ended November 30, 2003.
[end sidebar]


EXAMPLE


This example is intended to help you compare the cost of investing in the Pennsylvania Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Pennsylvania Series, your investment has a 5% return each year, and the Pennsylvania Series' operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions.


            EXPENSES OVER TIME:
-------------------------------------------
   1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------- ---------- ---------- ----------

   $467       $609       $764       $1,213

--------------------------------------------------------------------------------
ADDITIONAL INVESTMENT STRATEGY INFORMATION

[GRAPHIC OMITTED]


This section provides additional information relating to each of the Series' principal investment strategies. In pursuing each Series' investment objective, the Investment Manager has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which investment strategies it uses. For example, the Investment Manager in its discretion may determine to use some permitted investment strategies while not using others.


Each Series' policy of investing at least 80% of its assets in securities the interest on which is exempt from federal income taxes and income taxes of the designated state is fundamental. The fundamental policies may not be changed without shareholder approval.

The percentage limitations relating to the composition of a Series' portfolio apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations will generally not require the Series to sell any portfolio security. However, the Series may be required to sell its illiquid securities holdings, if any, in response to fluctuations in the value of such holdings. Except as indicated above, a Series may change its principal investment strategies without shareholder approval; however, you would be notified of any such changes.

MUNICIPAL OBLIGATIONS. Each Series may invest in municipal obligations, which are securities issued by state and local governments. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit, including its taxing power for payment of principal and interest. Revenue securities, however, are generally payable from a specific revenue source. They are issued to fund a wide variety of public and private projects in sectors such as public utilities, hospitals, housing, airports and highways, and educational facilities. The Fund's municipal obligation investments may include zero coupon securities, which are purchased at a discount and accrue interest but make no interest payment until maturity.

PRIVATE ACTIVITY BONDS. Each Series may invest more than 25% of its net assets in municipal obligations known as private activity bonds. These securities include, for example, housing, industrial development and pollution control revenue, electric utility, manufacturing, and transportation facilities.

LEASE OBLIGATIONS. Included within the revenue bonds category are participations in lease obligations or installment purchase contracts of municipalities. Generally, state and local agencies or authorities issue lease obligations to acquire equipment and facilities for public and private purposes.

FUTURES. Each Series may purchase and sell put and call futures with respect to financial instruments and municipal bond indexes. Futures may be used to hedge against interest rate changes.

FUND STRUCTURE. The Fund may seek to achieve its investment objectives by investing all of its assets in another mutual fund. The other fund would have substantially the same investment objectives and policies as the Fund.

--------------------------------------------------------------------------------
ADDITIONAL RISK INFORMATION

[GRAPHIC OMITTED]

This section provides additional information relating to the principal risks of investing in the Fund.


CREDIT AND INTEREST RATE RISK. A principal risk of investing in each Series is associated with its fixed-income investments. All fixed-income securities, such as municipal obligations, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.)


INVERSE FLOATING RATE MUNICIPAL OBLIGATIONS. The inverse floating rate municipal obligations in which each Series may invest are typically created through a division of a fixed rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation is the rate the issuer would have paid on the fixed income obligation: (i) plus the difference between such fixed rate and the rate on the short-term obligation, if the short-term rate is lower than the fixed rate; or (ii) minus such difference if the interest rate on the short-term obligation is higher than the fixed rate. Inverse floating rate municipal obligations offer the potential for higher income than is available from fixed rate obligations of comparable maturity and credit rating. They also carry greater risks. In particular, the prices of inverse floating rate municipal obligations are more volatile, i.e., they increase and decrease in response to changes in interest rates to a greater extent than comparable fixed rate obligations.

PRIVATE ACTIVITY BONDS. The issuers of private activity bonds in which a particular Series may invest may be negatively impacted by conditions affecting either the general credit of the user of the private activity project or the project itself. Conditions such as regulatory and environmental restrictions and economic downturns may lower the need for these facilities and the ability of users of the project to pay for the facilities. This could cause a decline in the Series' value. The Series' private activity bond holdings also may pay interest subject to the alternative minimum tax. See the "Tax Consequences" section for more details.

LEASE OBLIGATIONS. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If these legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

BOND INSURANCE RISK. Many of the municipal obligations that each Series invests in will be covered by insurance at the time of issuance or at a later date. Such insurance covers the remaining term of the security. Insured municipal obligations would generally be assigned a lower rating if the rating were based primarily on the credit quality of the issuer without regard to the insurance feature. If the claims-paying ability of the insurer were downgraded, the ratings on the municipal obligations it insures may also be downgraded.

[sidebar]
----------------
MORGAN STANLEY INVESTMENT ADVISORS INC.
The Investment Manager is widely recognized as a leader in the mutual fund industry and had approximately $110 billion in assets under management or administration as of February 29, 2004.
[end sidebar]

--------------------------------------------------------------------------------
FUND MANAGEMENT

[GRAPHIC OMITTED]

The Fund has retained the Investment Manager -- Morgan Stanley Investment Advisors Inc. -- to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. The Investment Manager's address is 1221 Avenue of the Americas, New York, NY 10020.

The Arizona and Florida Series -- The Series' are managed by the Municipal Fixed-Income team. Current members of the team managing the Series' portfolios include Thomas M. Byron, a Vice President of the Investment Manager, Dennis Pietrzak, an Executive Director of the Investment Manager, and James F. Willison, a Managing Director of the Investment Manager.

The New Jersey Series -- The Series is managed by the Municipal Fixed-Income team. Current members of the team managing the Series' portfolio include Timothy D. Haney, a Vice President of the Investment Manager, Dennis Pietrzak, an Executive Director of the Investment Manager, and James F. Willison, a Managing Director of the Investment Manager.

The Pennsylvania Series -- The Series is managed by the Municipal Fixed-Income team. Current members of the team managing the Series' portfolio include Timothy D. Haney, a Vice President of the Investment Manager, Dennis Pietrzak, an Executive Director of the Investment Manager, and James F. Willison, a Managing Director of the Investment Manager.

Each Series pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Series, and for Series expenses assumed by the Investment Manager. The fee is based on each Series' average daily net assets. For the fiscal year ended November 30, 2003, each Series accrued total compensation to the Investment Manager amounting to 0.35% of the Series' average daily net assets.

SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------
PRICING SERIES SHARES

[GRAPHIC OMITTED]

The price of Series shares (excluding sales charges), called "net asset value," is based on the value of a Series' portfolio securities.

The net asset value per share of each Series is determined once daily at 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.

The value of the Fund's portfolio securities (except for short-term taxable debt securities and certain other investments) are valued by an outside independent pricing service. The service uses a computerized grid matrix of tax-exempt securities and its evaluations in determining what it believes is the fair value of the portfolio securities. The Fund's Board of Trustees believes that timely and reliable market quotations are generally not readily available to the Fund to value tax-exempt securities and the valuations that the pricing service supplies are more likely to approximate the fair value of the securities.


An exception to the Fund's general policy of using market prices concerns its short-term debt portfolio securities.

Short-term debt portfolio securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.


[sidebar]
----------------
CONTACTING A FINANCIAL ADVISOR

If you are new to the Morgan Stanley Funds and would like to contact a Morgan Stanley Financial Advisor, call toll-free 1-866-MORGAN8 for the telephone number of the Morgan Stanley office nearest you. You may also access our office locator on our Internet site at: www.morganstanley.com/funds
[end sidebar]




--------------------------------------------------------------------------------
HOW TO BUY SHARES

[GRAPHIC OMITTED]


You may open a new account to buy Series shares or buy additional Series shares for an existing account by contacting your Morgan Stanley Financial Advisor or other authorized financial representative. Your Financial Advisor will assist you, step-by-step, with the procedures to invest in the Series. The Series' transfer agent in its sole discretion, may allow you to purchase shares directly by calling and requesting an application.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.


When you buy Series shares, the shares are purchased at the next share price calculated (less any applicable front-end sales charge) after we receive your purchase order. Each Series, in its sole discretion, may waive the minimum initial and additional investment amounts in certain cases. Your payment is due on the third business day after you place your purchase order. We reserve the right to reject any order for the purchase of Series shares.

MINIMUM INVESTMENT AMOUNTS


----------------------------------------------------------------------------------------------------------
                                                                                   MINIMUM INVESTMENT
                                                                               ---------------------------
INVESTMENT OPTIONS                                                                INITIAL      ADDITIONAL
----------------------------------------------------------------------------------------------------------
Regular accounts                                                                   $1,000         $100
----------------------------------------------------------------------------------------------------------
EasyInvest (Registered Trademark)
(Automatically from your checking or savings account or Money Market Fund)         $100*         $100*
----------------------------------------------------------------------------------------------------------


*     Provided your schedule of investments totals $1,000 in twelve months.

[sidebar]
----------------
EasyInvest (Registered Trademark)
A purchase plan that allows you to transfer money automatically from your checking or savings account or from a Money Market Fund on a semi- monthly, monthly or quarterly basis. Contact your Morgan Stanley Financial Advisor for further information about this service.
[end sidebar]

There is no minimum investment amount if you purchase Series shares through:
(1) the Investment Manager's mutual fund asset allocation plan; (2) a program, approved by the Fund's distributor, in which you pay an asset-based fee for advisory, administrative and/or brokerage services; (3) certain investment programs approved by the Fund's distributor that do not charge an asset-based fee; or (4) employer-sponsored employee benefit plan accounts.


SUBSEQUENT INVESTMENTS SENT DIRECTLY TO THE FUND. In addition to buying additional Series shares for an existing account by contacting your Morgan Stanley Financial Advisor, you may send a check directly to a Series. To buy additional shares in this manner:

o Write a "letter of instruction" to the Series specifying the name(s) on the account, the account number, the social security or tax identification number, and the investment amount (which would include any applicable front-end sales charge). The letter must be signed by the account owner(s).

o Make out a check for the total amount payable to: Morgan Stanley Multi-State Municipal Series Trust (name of Series).

o Mail the letter and check to Morgan Stanley Trust at P.O. Box 1040, Jersey City, NJ 07303.

SALES CHARGES. Shares of each Series are sold at net asset value plus an initial sales charge of up to 4.0%. The initial sales charge is reduced for purchases of $25,000 or more according to the schedule below. A Series' shares are also subject to a distribution (12b-1) fee of up to 0.15% of the average daily net assets of the Series.

The offering price of Series shares includes a sales charge (expressed as a percentage of the public offering price) on a single transaction as shown in the following table:


[sidebar]
----------------
FRONT-END SALES CHARGE OR FSC
An initial sales charge you pay when purchasing a Series' shares that is based on a percentage of the offering price. The percentage declines based upon the dollar value of the Series' shares you purchase. We offer three ways to reduce your sales charges -- the Combined Purchase Privilege, Right of Accumulation and Letter of Intent.
[end sidebar]

---------------------------------------------------------------------------------------
                                                   FRONT-END SALES CHARGE
                                      -------------------------------------------------
                                         PERCENTAGE OF PUBLIC    APPROXIMATE PERCENTAGE
 AMOUNT OF SINGLE TRANSACTION              OFFERING PRICE         OF AMOUNT INVESTED
---------------------------------------------------------------------------------------
Less than $25,000                              4.00%                     4.17%
---------------------------------------------------------------------------------------
$25,000 but less than $50,000                  3.50%                     3.63%
---------------------------------------------------------------------------------------
$50,000 but less than $100,000                 3.25%                     3.36%
---------------------------------------------------------------------------------------
$100,000 but less than $250,000                2.75%                     2.83%
---------------------------------------------------------------------------------------
$250,000 but less than $500,000                2.50%                     2.56%
---------------------------------------------------------------------------------------
$500,000 but less than $1 million              1.75%                     1.78%
---------------------------------------------------------------------------------------
$1 million and over                            0.50%                     0.50%
---------------------------------------------------------------------------------------

The reduced sales charge schedule is applicable to purchases of Series shares in a single transaction by:

o  A single account (including an individual, trust or fiduciary account).

o Family member accounts (limited to husband, wife and children under the age of 21).

o Pension, profit sharing or other employee benefit plans of companies and their affiliates.

o  Tax-Exempt Organizations.

o  Groups organized for a purpose other than to buy mutual fund shares.

COMBINED PURCHASE PRIVILEGE. You also will have the benefit of reduced sales charges by combining purchases of shares of a Series in a single transaction with purchases of another Series, Class A shares of Multi-Class Funds and shares of other FSC Funds.


RIGHT OF ACCUMULATION. You also may benefit from a reduction of sales charges if the cumulative net asset value of shares of a Series purchased in a single transaction, together with shares of another Morgan Stanley Series or other Morgan Stanley Funds you currently own which were previously purchased at a price including a front-end sales charge (including shares acquired through reinvestment of distributions), amounts to $25,000 or more.


You must notify your Morgan Stanley Financial Advisor or other authorized financial representative (or Morgan Stanley Trust if you purchase directly through the Fund), at the time a purchase order is placed, that the purchase qualifies for the reduced sales charge under the Right of Accumulation. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge will not be granted if: (1) notification is not furnished at the time of the order; or (2) a review of the records of Morgan Stanley DW Inc. ("Morgan Stanley DW") or other authorized dealer of Series shares or the Series' transfer agent does not confirm your represented holdings.

LETTER OF INTENT. The schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "Letter of Intent." A Letter of Intent provides for the purchase of shares of any Series or shares of Multi-Class Funds or shares of other FSC Funds within a 13-month period. The initial purchase under a Letter of Intent must be at least 5% of the stated investment goal. To determine the applicable sales charge reduction, you may also include: (1) the cost of shares of other Morgan Stanley Funds which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the Distributor receiving the Letter of Intent, and (2) the cost of shares of other funds you currently own acquired in exchange for shares of funds purchased during that period at a price including a front-end sales charge. You can obtain a Letter of Intent by contacting your Morgan Stanley Financial Advisor or other authorized financial representative, or by calling (800) 869-NEWS. If you do not achieve the stated investment goal within the 13-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid.


SALES CHARGE WAIVERS. Your purchase of Series shares is not subject to a sales charge if your account qualifies under one of the following categories:

o Current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses and children under the age of 21, and trust accounts for which any of such individuals is a beneficiary.

o Current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses and children under the age of 21, and trust accounts for which any of such individuals is a beneficiary.

PLAN OF DISTRIBUTION (RULE 12B-1 FEES) The Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan allows a Series to pay distribution fees of 0.15% for the distribution of these shares. It also allows a Series to pay for services to shareholders. Because these fees are paid out of a Series' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

We reserve the right to reject any order for the purchase of Series shares.

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES

[GRAPHIC OMITTED]

PERMISSIBLE FUND EXCHANGES. You may exchange shares of a Series for shares of any other Series, for shares of another FSC Fund (funds subject to a front-end sales charge), for Class A shares of any continuously offered Multi-Class Fund, or for shares of a No-Load Fund, a Money Market Fund or the Limited Duration U.S. Treasury Trust, without the imposition of an exchange fee. See the inside back cover of this Prospectus for each Morgan Stanley Fund's designation as a Multi-Class Fund, No-Load Fund, Money Market Fund or an FSC Fund. If a Morgan Stanley Fund is not listed, consult the inside back cover of that fund's prospectus for its designation.

Exchanges may be made after shares of a Series acquired by purchase have been held for 30 days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment. The current prospectus for each fund describes its investment objectives, policies and investment minimums, and should be read before investment. Since exchanges are available only into continuously offered Morgan Stanley Funds, exchanges are not available into any new Morgan Stanley Fund during its initial offering period, or when shares of a particular Morgan Stanley Fund are not being offered for purchase.

EXCHANGE PROCEDURES. You can process an exchange by contacting your Morgan Stanley Financial Advisor or other authorized financial representative. Otherwise, you must forward an exchange privilege authorization form to a Series' transfer agent -- Morgan Stanley Trust -- and then write the transfer agent or call (800) 869-NEWS to place an exchange order. You can obtain an exchange privilege authorization form by contacting your Morgan Stanley Financial Advisor or other authorized financial representative, or by calling
(800) 869-NEWS. If you hold share certificates, no exchanges may be processed until we have received all applicable share certificates.


An exchange to any Morgan Stanley Fund (except a Money Market Fund) is made on the basis of the next calculated net asset values of the funds involved after the exchange instructions are accepted. When exchanging into a Money Market Fund, a Series' shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day.

The Fund may terminate or revise the exchange privilege upon required notice. The check writing privilege is not available for Money Market Fund shares you acquire in an exchange.

TELEPHONE EXCHANGES. For your protection when calling Morgan Stanley Trust, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.

Telephone instructions will be accepted if received by the Fund's transfer agent between 9:00 a.m. and 4:00 p.m. Eastern time on any day the New York Stock Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Fund in the past.

MARGIN ACCOUNTS. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Financial Advisor or other authorized financial representative regarding restrictions on the exchange of such shares.


TAX CONSIDERATIONS OF EXCHANGES. If you exchange shares of a Series for shares of another Series or another Morgan Stanley Fund, there are important tax considerations. For tax purposes, the exchange out of a Series is considered a sale of Series shares -- and the exchange into the other fund is considered a purchase. As a result, you may realize a capital gain or loss.


You should review the "Tax Consequences" section and consult your own tax professional about the tax consequences of an exchange.


LIMITATIONS ON EXCHANGES. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Morgan Stanley Funds may result in the Fund limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of previous exchanges or purchase or sale transactions. You will be notified in advance of limitations on your exchange privileges.


For further information regarding exchange privileges, you should contact your Morgan Stanley Financial Advisor or call (800) 869-NEWS.

--------------------------------------------------------------------------------
HOW TO SELL SHARES

[GRAPHIC OMITTED]

You can sell some or all of your Series shares at any time. Your shares will be sold at the next price calculated after we receive your order in proper form to sell as described below.



OPTIONS            PROCEDURES
----------------------------------------------------------------------------------------------------------------
Contact Your       To sell your shares, simply call your Morgan Stanley Financial Advisor or other authorized
Financial Advisor  financial representative.

                   Payment will be sent to the address to which the account is registered, or deposited in your brokerage account.
------------------ ---------------------------------------------------------------------------------------------
By Letter          You can also sell your shares by writing a "letter of instruction" that includes:

                   o your account number;

                   o the name of the Fund and Series;

                   o the dollar amount or the number of shares you wish to sell; and

                   o the signature of each owner as it appears on the account.

                   If you are requesting payment to anyone other than the registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or pre-designated bank account, you will need a signature guarantee. You can generally obtain a signature guarantee from an eligible guarantor acceptable to Morgan Stanley Trust. (You should contact Morgan
                   Stanley Trust at (800) 869-NEWS for a determination as to whether a particular institution is an eligible guarantor.) A notary public cannot provide a signature guarantee. Additional documentation may be required for shares held by a corporation, partnership, trustee or executor.

                   Mail the letter to Morgan Stanley Trust at P.O. Box 983, Jersey City, NJ 07303. If you hold share certificates, you must return the certificates, along with the letter and any required additional documentation.

                   A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your instructions.
------------------ ---------------------------------------------------------------------------------------------
Systematic         If your investment in all of the Morgan Stanley Funds has a total market value of at least
Withdrawal Plan    $10,000, you may elect to withdraw amounts of $25 or more, or in any whole percentage of a fund's (or Series') balance (provided the amount is at least $25), on a monthly, quarterly, semi-annual or annual basis, from any fund (or Series) with a balance of at least $1,000.
                   Each time you add a fund to the plan, you must meet the plan requirements.

                   To sign up for the Systematic Withdrawal Plan, contact your Morgan Stanley Financial Advisor or call (800) 869-NEWS. You may terminate or suspend your plan at any time. Please remember that withdrawals from the plan are sales of shares, not Fund "distributions," and ultimately may exhaust your account balance. The Fund may terminate or revise the plan at any time.
----------------------------------------------------------------------------------------------------------------

PAYMENT FOR SOLD SHARES. After we receive your complete instructions to sell as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.

Payment may be postponed or the right to sell your shares suspended, however, under unusual circumstances. If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.

REINSTATEMENT PRIVILEGE. If you sell Series shares and have not previously exercised the reinstatement privilege, you may, within 35 days after the date of sale, invest any portion of the proceeds in the same Series shares at their net asset value.


INVOLUNTARY SALES. The Fund reserves the right, on 60 days' notice, to sell the shares of any shareholder (other than shares held in an IRA or 403(b) Custodial Account) whose shares, due to sales by the shareholder, have a value below $100, or in the case of an account opened through EasyInvest (Registered Trademark) , if after 12 months the shareholder has invested less than $1,000 in the account.

However, before the Fund sells your shares in this manner, we will notify you and allow you 60 days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed.


MARGIN ACCOUNTS. If you have pledged your Fund Series shares in a margin account, contact your Morgan Stanley Financial Advisor or other authorized financial representative regarding restrictions on the sale of such shares.

--------------------------------------------------------------------------------
DISTRIBUTIONS

[GRAPHIC OMITTED]

Each Series passes substantially all of its earnings from income and capital gains along to its investors as "distributions." A Series earns interest from fixed-income investments. These amounts are passed along to Series shareholders as "income dividend distributions." A Series realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions."


[sidebar]
----------------
TARGETED DIVIDENDS(SM)
You may select to have your Series distributions automatically invested in another Morgan Stanley Fund that you own. Contact your Morgan Stanley Financial Advisor for further information about this service.
[end sidebar]

Normally, income dividends are declared on each day the New York Stock Exchange is open for business, and are distributed to shareholders monthly. Capital gains, if any, are usually distributed in June and December. Each Series, however, may retain and reinvest any long-term capital gains. Each Series may at times make payments from sources other than income or capital gains that represent a return of a portion of your investment.


Distributions are reinvested automatically in additional shares of a Series and automatically credited to your account, unless you request in writing that all distributions be paid in cash. If you elect the cash option, processing of your dividend checks begins immediately following the monthly payment date, and the Fund will mail a monthly dividend check to you normally during the first seven days of the following month. However, if you purchase Fund shares through a Morgan Stanley Financial Advisor or other authorized financial representative within three business days prior to the record date for the distribution, the distribution will automatically be paid to you in cash, even if you did not request to receive all distributions in cash. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Fund's transfer agent, Morgan Stanley Trust, at least five business days prior to the record date of the distributions.


--------------------------------------------------------------------------------
TAX CONSEQUENCES

[GRAPHIC OMITTED]

As with any investment, you should consider how your Fund's investment in any particular Fund Series will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Series.


You need to be aware of the possible tax consequences when:

o  A Series makes distributions; and

o You sell Series shares, including an exchange to another Morgan Stanley Fund or Series.

TAXES ON DISTRIBUTIONS. Your income dividend distributions are normally exempt from federal and the designated state's income taxes -- to the extent they are derived from that state's municipal obligations or obligations of governments of Puerto Rico, the Virgin Islands or Guam. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. (Florida, however, does not impose income tax on individuals, but the Florida state intangibles tax may be imposed on municipal obligations of other states and their municipalities and other political subdivisions.)


Income derived from some municipal securities is subject to the federal "alternative minimum tax." Certain tax-exempt securities, the proceeds of which are used to finance private, for-profit organizations, are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income. Many states also impose an alternative minimum tax that is based on the federal alternative minimum taxable income and certain other items.


If you borrow money to purchase shares of any Series, the interest on the borrowed money is generally not deductible for personal income tax purposes.

If a Series makes any capital gain distributions, those distributions will normally be subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Series shares. (New Jersey Series capital gain distributions, however, are exempt from New Jersey state income tax.) Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in a Series. (Pennsylvania, however, does not distinguish between short-term and long-term capital gains.)

Each Series may derive gains in part from municipal obligations the Series purchased below their principal or face values. All, or a portion, of these gains may be taxable to you as ordinary income rather than capital gains.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

PENNSYLVANIA SERIES ONLY. Shares in the Pennsylvania Series may be subjected to an "intangible personal property" tax. A Pennsylvania statute authorizes counties to impose this tax, but none does so at present. While the Pennsylvania Series will invest predominately in securities that would not be subject to the tax, the remaining fraction of the Pennsylvania Series' investments could be subjected to the intangible personal property tax.

TAXES ON SALES. Your sale of Series shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. (Gains from the sale of New Jersey Series shares, however, are exempt from New Jersey income tax.) A sale also may be subject to local income tax. Your exchange of Series shares for shares of another Morgan Stanley Fund or Series is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

When you open your Fund account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to federal backup withholding tax on taxable distributions and redemption proceeds (as of the date of this Prospectus this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of your taxes due on your income for such year.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Series' financial performance for the periods indicated. Certain information reflects financial results for a single Series share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in a Series (assuming reinvestment of all dividends and distributions).

This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

ARIZONA SERIES

---------------------------------------------------------------------------------------------------------------
 FOR THE YEAR ENDED NOVEMBER 30,                2003           2002         2001          2000        1999
---------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA:
Net asset value, beginning of period           $10.44         $10.33       $10.12        $ 9.90       $10.81
                                               ------         ------       ------        ------       ------
Income (loss) from investments operations:
  Net investment income                          0.41           0.44         0.47          0.49         0.49
  Net realized and unrealized gain (loss)        0.32           0.13         0.21          0.22        (0.75)
                                               ------         ------       ------        ------       ------
Total income from investment operations          0.73           0.57         0.68          0.71        (0.26)
                                               ------         ------       ------        ------       ------
Less dividends and distributions from:
  Dividends to shareholders                     (0.41)         (0.44)       (0.47)        (0.49)       (0.49)
  Distributions to shareholders                 (0.11)         (0.02)          --            --        (0.16)
                                               ------         ------       ------        ------       ------
Total dividends and distributions               (0.52)         (0.46)       (0.47)        (0.49)       (0.65)
                                               ------         ------       ------        ------       ------
Net asset value, end of period                 $10.65         $10.44       $10.33        $10.12        $9.90
 --------------------------------------------------------------------------------------------------------------
TOTAL RETURN(+)                                  7.23%          5.64%        6.82%         7.42%       (2.53)%
 --------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                         0.73%(1)      0.70%(1)      0.71%(1)      0.67%(1)     0.66%(1)
Net investment income                            3.94%         4.23%         4.54%         4.93%        4.72%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands       $28,509       $30,247       $31,722       $32,329      $36,867
Portfolio turnover rate                            12%           29%           30%           10%          13%
---------------------------------------------------------------------------------------------------------------



+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1) Does not reflect the effect of expense offset of 0.01%.

FLORIDA SERIES




----------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED NOVEMBER 30,                 2003          2002          2001          2000         1999
----------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA:
Net asset value, beginning of period           $10.65        $10.59        $10.35        $10.10       $11.25
                                               ------        ------        ------        ------       ------
Income (loss) from investments operations:
  Net investment income                          0.45          0.47          0.50          0.50         0.50
  Net realized and unrealized gain (loss)        0.26          0.09          0.24          0.25        (0.78)
                                               ------        ------        ------        ------       ------
Total income from investment operations          0.71          0.56          0.74          0.75        (0.28)
                                               ------        ------        ------        ------       ------
Less dividends and distributions from:
  Dividends to shareholders                     (0.46)        (0.47)        (0.50)        (0.50)       (0.50)
  Distributions to shareholders                 (0.19)        (0.03)           --            --        (0.37)
                                               ------        ------        ------        ------       ------
Total dividends and distributions               (0.65)        (0.50)        (0.50)        (0.50)       (0.87)
                                               ------        ------        ------        ------       ------
Net asset value, end of period                 $10.71        $10.65        $10.59        $10.35       $10.10
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(+)                                  6.84%         5.44%         7.23%         7.70%       (2.70)%
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                         0.68%(1)      0.66%(1)      0.65%(1)      0.63%(1)     0.64%(1)
Net investment income                            4.17%         4.45%         4.69%         4.95%        4.69%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands       $37,623       $40,627       $44,211       $47,951      $53,555
Portfolio turnover rate                             8%           22%           16%            4%          13%
----------------------------------------------------------------------------------------------------------------



(+) Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1) Does not reflect the effect of expense offset of 0.01%.

NEW JERSEY SERIES




---------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED NOVEMBER 30,                  2003          2002           2001         2000         1999
---------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA:
Net asset value, beginning of period           $10.75        $10.67         $10.44       $10.22       $11.15
                                               ------        ------         ------       ------       ------
Income (loss) from investments operations:
  Net investment income                          0.47          0.49           0.50         0.50         0.51
  Net realized and unrealized gain (loss)        0.18          0.08           0.23         0.22        (0.77)
                                               ------        ------         ------       ------       ------
Total income from investment operations          0.65          0.57           0.73         0.72        (0.26)
                                               ------        ------         ------       ------       ------
Less dividends and distributions from:
  Dividends to shareholders                     (0.47)        (0.49)         (0.50)       (0.50)       (0.51)
  Distributions to shareholders                 (0.10)           --             --           --        (0.16)
                                               ------        ------         ------       ------       ------
Total dividends and distributions               (0.57)        (0.49)         (0.50)       (0.50)       (0.67)
                                               ------        ------         ------       ------       ------
Net asset value, end of period                 $10.83        $10.75          $10.67      $10.44       $10.22
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN(+)                                  6.10%         5.41%           7.07%       7.32%       (2.44)%
---------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                         0.71%(1)      0.70%(1)        0.69%       0.69%(1)     0.69%
Net investment income                            4.32%         4.55%           4.65%       4.90%        4.73%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands       $34,371       $35,884         $36,757     $36,306      $38,566
Portfolio turnover rate                            25%           14%              9%         20%          10%
---------------------------------------------------------------------------------------------------------------


(+) Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1) Does not reflect the effect of expense offset of 0.01%.

PENNSYLVANIA SERIES




----------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED NOVEMBER 30,                2003            2002         2001          2000         1999
----------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA:
Net asset value, beginning of period           $10.76        $10.76       $10.46        $10.19        $11.15
                                               ------        ------       ------        ------        ------
Income (loss) from investments operations:
  Net investment income                          0.47          0.51         0.54          0.52          0.52
  Net realized and unrealized gain (loss)        0.29          0.00         0.30          0.27         (0.84)
                                               ------        ------       ------        ------        ------
Total income from investment operations          0.76          0.51         0.84          0.79         (0.32)
                                               ------        ------       ------        ------        ------
Less dividends and distributions from:
  Dividends to shareholders                     (0.47)        (0.51)       (0.54)(++)    (0.52)        (0.52)
  Distributions to shareholders                 (0.08)           --           --            --         (0.12)
                                               ------        ------       ------        ------        ------
Total dividends and distributions               (0.55)        (0.51)       (0.54)        (0.52)        (0.64)
                                               ------        ------       ------        ------        ------
Net asset value, end of period                 $10.97        $10.76       $10.76        $10.46        $10.19
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN+                                    7.27%         4.83%        8.19%         8.03%        (3.02)%
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                         0.68%(1)      0.71%(1)     0.68%(1)      0.64%(1)      0.64%(1)
Net investment income                            4.34%         4.74%        5.05%         5.07%         4.83%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands       $34,238       $33,022      $35,514       $52,041       $49,059
Portfolio turnover rate                            27%           21%          11%            6%           6%
----------------------------------------------------------------------------------------------------------------



(+) Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(++)  Includes capital gain distribution of $0.0029.

(1)   Does not reflect the effect of expense offset of 0.01%.

NOTES

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MORGAN STANLEY FUNDS

------------------------
GLOBAL/INTERNATIONAL FUNDS

European Growth Fund
Fund of Funds -- International Portfolio
Global Advantage Fund
Global Dividend Growth Securities
International Fund
International SmallCap Fund
International Value Equity Fund
Japan Fund
Latin American Growth Fund
Pacific Growth Fund


------------------------
GROWTH FUNDS

Aggressive Equity Fund
American Opportunities Fund
Capital Opportunities Trust
Developing Growth Securities Trust
Growth Fund
KLD Social Index Fund
Nasdaq-100 Index Fund
Small-Mid Special Value Fund
Special Growth Fund
Special Value Fund

------------------------
GROWTH + INCOME FUNDS

Allocator Fund
Balanced Growth Fund
Balanced Income Fund
Convertible Securities Trust
Dividend Growth Securities
Fund of Funds -- Domestic Portfolio
Fundamental Value Fund
Income Builder Fund
Mid-Cap Value Fund
S&P 500 Index Fund
Strategist Fund
Total Market Index Fund
Total Return Trust
Value Fund
Value-Added Market Series -- Equity  Portfolio


------------------------
INCOME FUNDS

Federal Securities Trust
Flexible Income Trust
High Yield Securities
Limited Duration Fund (NL)
Limited Duration U.S. Treasury Trust
Liquid Asset Fund (MM)
Quality Income Trust
U.S. Government Money Market Trust (MM)
U.S. Government Securities Trust


------------------------
SPECIALTY FUNDS

Biotechnology Fund
Financial Services Trust
Global Utilities Fund
Health Sciences Trust
Information Fund
Natural Resource Development  Securities
Real Estate Fund
Utilities Fund


------------------------
TAX-FREE INCOME FUNDS

California Tax-Free Daily Income Trust (MM)
California Tax-Free Income Fund
Hawaii Municipal Trust (FSC)
Limited Term Municipal Trust (NL)
Multi-State Municipal Series Trust (FSC)
New York Municipal Money Market Trust (MM)
New York Tax-Free Income Fund
Tax-Exempt Securities Trust
Tax-Free Daily Income Trust (MM)

There may be funds created or terminated after this Prospectus was published. Please consult the inside back cover of a new fund's prospectus for its designation, e.g., Multi-Class Fund or Money Market Fund.

Unless otherwise noted, each listed Morgan Stanley Fund, except for Limited Duration U.S. Treasury Trust, is a Multi-Class Fund. A Multi-Class Fund is a mutual fund offering multiple Classes of shares. The other types of funds are:
NL -- No-Load (Mutual) Fund; MM -- Money Market Fund; FSC -- A mutual fund sold with a front-end sales charge and a distribution (12b-1) fee.

Additional information about each Series' investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected a Series' performance during the Fund's last fiscal year. The Fund's Statement of Additional Information also provides additional information about each Series, including investment and risk information concerning municipal obligations of each relevant state. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of any of these documents, to request other information about the Fund, or to make shareholder inquiries, please call: (800) 869-NEWS


You also may obtain information about the Fund by calling your Morgan Stanley Financial Advisor or by visiting our Internet site at:
WWW.MORGANSTANLEY.COM/FUNDS

Information about the Fund (including the Statement of Additional Information) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 942-8090. Reports and other information about a Series are available on the EDGAR Database on the SEC's Internet site at (www.sec.gov), and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

TICKER SYMBOLS:

-------------------- ---------------------
ARIZONA        DWAZX FLORIDA         DWFLX
-------------------- ---------------------
NEW JERSEY     DWNJX PENNSYLVANIA    DWPAX
-------------------- ---------------------


(THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-6208)



Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(Copyright)  2004 Morgan Stanley

[MORGAN STANLEY LOGO OMITTED]

CLF# 37926PRO-00


                                                            MORGAN STANLEY FUNDS

                                                                 MORGAN STANLEY
                                                          MULTI-STATE MUNICIPAL
                                                                    SERIES TRUST

                                                                  37926PRO 03/04

--------------------------------------------------------------------------------







[MORGAN STANLEY LOGO OMITTED]
--------------------------------------------------------------------------------
                                                                      Prospectus
                                                                  March 18, 2004

STATEMENT OF ADDITIONAL INFORMATION

                                                      MORGAN STANLEY MULTI-STATE
                                                      MUNICIPAL SERIES TRUST

MARCH 18, 2004


--------------------------------------------------------------------------------

     This Statement of Additional Information is not a prospectus. The Prospectus (dated March 18, 2004) for the Morgan Stanley Multi-State Municipal Series Trust may be obtained without charge from the Trust at its address or telephone number listed below or from Morgan Stanley DW Inc. at any of its branch offices. The Trust consists of four separate fund portfolios referred to as Series: the Arizona Series, the Florida Series, the New Jersey Series and the Pennsylvania Series.



Morgan Stanley
Multi-State Municipal Series Trust
1221 Avenue of the Americas
New York, New York 10020
(800) 869-NEWS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


I.    Fund History .................................................................    4
II.   Description of the Fund and the Investments and Risks of the Series ..........    4
       A. Classification ...........................................................    4
       B. Investment Strategies and Risks ..........................................    4
       C. Fund Policies/Investment Restrictions ....................................   23
III.  Management of the Fund .......................................................   24
       A. Board of Trustees ........................................................   24
       B. Management Information ...................................................   24
       C. Compensation .............................................................   31
IV.   Control Persons and Principal Holders of Securities ..........................   34
V.    Investment Management and Other Services .....................................   34
       A. Investment Manager .......................................................   34
       B. Principal Underwriter ....................................................   34
       C. Services Provided by the Investment Manager ..............................   35
       D. Dealer Reallowances ......................................................   36
       E. Rule 12b-1 Plan ..........................................................   36
       F.   Other Service Providers ................................................   37
       G. Codes of Ethics ..........................................................   38
VI.   Brokerage Allocation and Other Practices .....................................   38
       A. Brokerage Transactions ...................................................   38
       B. Commissions ..............................................................   38
       C. Brokerage Selection ......................................................   39
       D. Directed Brokerage .......................................................   40
       E. Regular Broker-Dealers ...................................................   40
VII.  Capital Stock and Other Securities ...........................................   40
VIII. Purchase, Redemption and Pricing of Shares ...................................   40
       A. Purchase/Redemption of Shares ............................................   40
       B. Offering Price ...........................................................   41
IX.   Taxation of the Fund and Shareholders ........................................   42
X.    Underwriters .................................................................   46
XI.   Performance Data .............................................................   46
XII.  Financial Statements .........................................................   47
Appendix A Morgan Stanley Investment Management Proxy Voting Policy and Procedures .  A-1
Appendix B Rating of Investments ...................................................  B-1

                      GLOSSARY OF SELECTED DEFINED TERMS

     The terms defined in this glossary are frequently used in this Statement of Additional Information (other terms used occasionally are defined in the text of the document).

     "Custodian" -- The Bank of New York.

     "Distributor" -- Morgan Stanley Distributors Inc., a wholly-owned broker-dealer subsidiary of Morgan Stanley.

     "Financial Advisors" -- Morgan Stanley authorized financial services representatives.

     "Fund" -- Morgan Stanley Multi-State Municipal Series Trust, a registered open-end investment company.


     "Independent Trustees" -- Trustees who are not "interested persons" (as defined by the Investment Company Act of 1940, as amended ("Investment Company Act")) of the Fund.


     "Investment Manager" -- Morgan Stanley Investment Advisors Inc., a wholly-owned investment advisor subsidiary of Morgan Stanley.

     "Morgan Stanley & Co." -- Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of Morgan Stanley.

     "Morgan Stanley DW" -- Morgan Stanley DW Inc., a wholly-owned broker-dealer subsidiary of Morgan Stanley.

     "Morgan Stanley Funds" -- Registered investment companies for which the Investment Manager serves as the investment advisor and that hold themselves out to investors as related companies for investment and investor services.

     "Morgan Stanley Services" -- Morgan Stanley Services Company Inc., a wholly-owned fund services subsidiary of the Investment Manager.

     "Series" -- Each of the following four separate portfolios of the Fund: the Arizona Series, the Florida Series, the New Jersey Series and the Pennsylvania Series.

     "Transfer Agent" -- Morgan Stanley Trust, a wholly-owned transfer agent subsidiary of Morgan Stanley.

     "Trustees" - The Board of Trustees of the Fund.

I. FUND HISTORY
--------------------------------------------------------------------------------
     The Fund was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on October 29, 1990, with the name Dean
Witter Multi-State Municipal Series Trust. Effective June 22, 1998, the Fund's name was changed to Morgan Stanley Dean Witter Multi-State Municipal Series Trust. Effective June 18, 2001, the Fund's name was changed to Morgan Stanley Multi-State Municipal Series Trust.


II. DESCRIPTION OF THE FUND AND THE INVESTMENTS AND RISKS OF THE SERIES
--------------------------------------------------------------------------------
A. CLASSIFICATION

     The Fund is an open-end, non-diversified management investment company. The Fund consists of four separate fund portfolios referred to as "Series:" the Arizona Series, the Florida Series, the New Jersey Series, and the Pennsylvania Series. The investment objective of each Series is to provide a high a level of current income exempt from both federal and the designated state income tax, consistent with the preservation of capital.

     The Fund is a "non-diversified" mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal securities law. Compared with "diversified" funds, the Fund may invest a greater percentage of its assets in the securities of an individual corporation or governmental entity. Thus, the Fund's assets may be concentrated in fewer securities than other funds. A decline in the value of those investments would cause the Fund's overall value to decline to a greater degree. The Fund's investments, however, are currently diversified and may remain diversified in the future.


B. INVESTMENT STRATEGIES AND RISKS

     The following discussion of the Series' investment strategies and risks should be read with the sections of the Fund's Prospectus titled "Principal Investment Strategies," "Principal Risks," "Additional Investment Strategy Information," and "Additional Risk Information."

     TAXABLE SECURITIES. Each Series may invest up to 20% of its total assets in taxable money market instruments, tax-exempt securities of other states and municipalities and futures and options. Investments in taxable money market instruments would generally be made under any one of the following circumstances: (a) pending investment of proceeds of the sale of each Series' shares or of portfolio securities, (b) pending settlement of purchases of portfolio securities and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. Only those tax-exempt securities of other states which satisfy the standards established for the tax-exempt securities of a Series may be purchased by that Series.


     The types of taxable money market instruments in which each Series may invest are limited to the following short-term fixed-income securities (maturing in one year or less from the time of purchase): (i) obligations of the U.S. government, its agencies, instrumentalities or authorities;(ii) commercial paper rated P-1 by Moody's Investors Services, Inc. ("Moody's") or A-1 by Standard & Poor's Corporation ("S&P"); (iii) certificates of deposit of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to portfolio securities.


     VARIABLE RATE AND FLOATING RATE OBLIGATIONS. Each Series may invest in Municipal Bonds and Municipal Notes ("Municipal Obligations") of the type called variable rate. The interest rate payable on a variable rate obligation is adjusted either at predesignated periodic intervals or whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby a Series may demand prepayment of the principal amount of the obligation prior to its stated maturity (a "demand feature") and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. The principal benefit to a Series of purchasing obligations with a demand feature is that liquidity, and the ability of the Series to obtain repayment of the full principal amount of an obligation prior to maturity, is enhanced.

     INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL REVENUE BONDS. Each Series may invest in industrial development and pollution control bonds (two kinds of tax-exempt Municipal Bonds) whether or not the users of facilities financed by such bonds are in the same industry. In cases where such users are in the same industry, there may be additional risk in the event of an economic downturn in such industry, which may result generally in a lowered need for such facilities and a lowered ability of such users to pay for the use of such facilities.


     LENDING OF PORTFOLIO SECURITIES. Each Series may lend portfolio securities to brokers, dealers and financial institutions provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Series and is maintained each business day in a segregated account pursuant to applicable regulations. The collateral value of the loaned securities will be marked-to-market daily. While such securities are on loan, the borrower will pay the Series any income accruing thereon, and the Series may invest the cash collateral in portfolio securities, thereby earning additional income. Each Series will not lend more than 25% of the value of the net assets of any Series. Loans will be subject to termination by a Series in the normal settlement time, currently five business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to a Series and its shareholders. A Series may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan. The creditworthiness of firms to which a Series lends its portfolio securities will be monitored on an ongoing basis.


     FUTURES CONTRACTS AND OPTIONS ON FUTURES. Each Series may invest in financial futures contracts ("futures contracts") and related options thereon. These futures contracts and related options thereon will be used only as a hedge against anticipated interest rate changes. A futures contract sale creates an obligation by a Series, as seller, to deliver the specific type of instrument called for in the contract at a specified future time for a specified price. A futures contract purchase would create an obligation by the Series, as purchaser, to take delivery of the specific type of financial instrument at a specified future time at a specified price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until on or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was effected.

     Although the terms of futures contracts specify actual delivery or receipt of securities, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the securities. Closing out of a futures contract is usually effected by entering into an offsetting transaction. An offsetting transaction for a futures contract sale is effected by a Series entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument at the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Series is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Series pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by a Series entering into a futures contract sale. If the offsetting sale price exceeds the purchase price the Series realizes a gain, and if the offsetting sale price is less than the purchase price the Series realizes a loss.

     Unlike a futures contract, which requires the parties to buy and sell a security on a set date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract (a long position in the case of a call option and a short position in the case of a put option). If the holder decides not to enter into the contract, the premium paid for the contract is lost. Since the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract, as discussed below for futures contracts. The value of the option changes is reflected in the net asset value of the particular Series holding the options.

     Each Series is required to maintain margin deposits with brokerage firms through which it effects futures contracts and options thereon. The initial margin requirements vary according to the type of the underlying security. In addition, due to current industry practice, daily variations in gains and losses on open contracts are required to be reflected in cash in the form of variation margin payments. A Series may be required to make additional margin payments during the term of the contract.

     Currently, futures contracts can be purchased on debt securities such as U.S. Treasury Bills and Bonds, U.S. Treasury Notes with maturities between 61|M/2 and 10 years, Certificates of the Government National Mortgage Association, Bank Certificates of Deposit and on a municipal bond index. Each Series may invest in interest rate futures contracts covering these types of financial instruments as well as in new types of contracts that become available in the future.

     Financial futures contracts are traded in an auction environment on the floors of several Exchanges-principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each Exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the Exchange membership which is also responsible for handling daily accounting of deposits or withdrawals of margin. A risk in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities subject to futures contracts may correlate imperfectly with the behavior of the cash prices of each Series portfolio securities. The correlation may be distorted by the fact that the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds. This would reduce the value of futures contracts for hedging purposes over a short time period. The correlation may be further distorted since the futures contracts that are being used to hedge are not based on municipal obligations.

     Another risk is that a Series' Investment Manager could be incorrect in its expectations as to the direction or extent of various interest rate movements or the time span within which the movements take place. For example, if a Series sold futures contracts for the sale of securities in anticipation of an increase in interest rates, and then interest rates went down instead, causing bond prices to rise, that Series would lose money on the sale. Put and call options on financial futures have characteristics similar to Exchange traded options.

     In addition to the risks associated in investing in options on securities, there are particular risks associated with investing in options on futures. In particular, the ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop.

     A Series may not enter into futures contracts or related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for option premiums exceeds 5% of the value of that Series' total assets. In instances involving the purchase of futures contracts by a Series, an amount equal to the market value of the futures contract will be deposited in a segregated account of cash and cash equivalents or other liquid portfolio securities to collateralize the position and thereby ensure that the use of such futures is unleveraged. A Series may not purchase or sell futures contracts or related options if, immediately thereafter, more than one-third of the net assets of that Series would be hedged.

     Municipal Bond Index Futures. Each Series may utilize municipal bond index futures contracts for hedging purposes. The strategies in employing such contracts will be similar to that discussed above with respect to financial futures and options thereon. A municipal bond index is a method of reflecting in a single number the market value of many different municipal bonds and is designed to be representative of the municipal bond market generally. The index fluctuates in response to changes in the market values of the bonds included within the index. Unlike futures contracts on particular financial instruments, transactions in futures on a municipal bond index will be settled in cash, if held until the close of trading in the contract. However, like any other futures contract, a position in the contract may be closed out by a purchase or sale of an offsetting contract for the same delivery month prior to expiration of the contract.

     Options. Each Series may purchase or sell (write) options on debt securities as a means of achieving additional return or hedging the value of a Series' portfolio. A Series will only buy options listed on national securities exchanges. A Series will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Series total assets.

     Presently there are no options on tax-exempt securities traded on national securities exchanges. Each Series will not invest in options on debt securities in the coming year or until such time as they become available on national securities exchanges.

     A call option is a contract that gives the holder of the option the right to buy from the writer of the call option, in return for a premium, the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price during the option period. A put option is a contract that gives the holder of the option the right to sell to the writer, in return for a premium, the underlying security at a specified price during the term of the option. The writer of the put has the obligation to buy the underlying security upon exercise, at the exercise price during the option period.

     A Series will only write covered call or covered put options listed on national exchanges. A Series may not write covered options in an amount exceeding 20% of the value of the total assets of that Series. A call option is "covered" if a Series owns the underlying security covered by the call or has an absolute and immediate right to acquire that security or futures contract without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Series holds a call on the same security or futures contract as the call written, where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written if the difference is maintained by a Series in cash, Treasury bills or other liquid portfolio securities in a segregated account with its custodian. A put option is "covered" if a Series maintains cash, Treasury bills or other liquid portfolio securities with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security or futures contract as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

     If a Series has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Series has been assigned an exercise notice, the Series will be unable to effect a closing purchase transaction. Similarly, if the Series is the holder of an option, it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that either a closing purchase or sale transaction on behalf of a Series can be effected when the Series so desires.

     A Series will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; a Series will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the purchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. If a put option written by a Series is exercised, the Series may incur a loss equal to the difference between the exercise price of the option and the sum of the sale price of the underlying security plus the premiums received from the sale of the option. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date.

     An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although a Series will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event, it might not be possible to effect closing transactions in particular options, so that the Series would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities for the exercise of put options. If a Series as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

     REPURCHASE AGREEMENTS. Each Series may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Series in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations. These agreements, which may be viewed as a type of secured lending by the Series, typically involve the acquisition by a Series of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Series sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Series will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by a Series to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.


     While repurchase agreements involve certain risks not associated with direct investments in debt securities, each Series follows procedures approved by the Trustees which are designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Investment Manager. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Series will seek to liquidate such collateral. However, the exercising of the Series' right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Series could suffer a loss. It is the current policy of each Series not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid asset held by that Series, amount to more than 10% of the total assets of that Series.


     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Series may purchase tax-exempt securities on a when-issued or delayed delivery basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. While a Series will only purchase securities on a when-issued, delayed delivery with the intention of acquiring the securities, the Series may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

     At the time a Series makes the commitment to purchase or sell securities on a when-issued, delayed delivery, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of a Series' assets committed to the purchase of securities on a when-issued, delayed delivery may increase the volatility of its net asset value. Each Series will also establish a segregated account with its custodian bank in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued or delayed delivery basis.


     THE ARIZONA SERIES -- SPECIAL INVESTMENT CONSIDERATIONS. The Arizona Series will invest principally in securities of political subdivisions and other issuers of the State of Arizona the interest on which is exempt from federal and Arizona income taxes. As a result, the ability of such Arizona issuers to meet their obligations with respect to such securities generally will be influenced by the political, economic and regulatory developments affecting the state of Arizona and the particular revenue streams supporting such issuers' obligations. If any of such political subdivisions are unable to meet their financial obligations, the income derived by the Arizona Series, the ability to preserve or realize appreciation of the Arizona Series' capital, and the liquidity of the Arizona Series could be adversely affected. The following summary respecting the State of Arizona is only general in nature and does not purport to be a description of the investment considerations and factors which may have an effect on the obligations of a particular issuer in which the Arizona Series may invest.

     The leading economic indicators appear to indicate that the Arizona economy is recovering and continuing to improve. The November 2003 figures of the Arizona Index of Leading Economic Indicators, which are made available by Arizona State University's W.P. Carey School of Business through its Bank

One Economic Outlook Center, were 4.1% above the October 2002 level. These figures were part of mounting evidence of a strengthening Arizona economy. The Arizona Business Conditions Index, also conducted by Arizona State University through its Bank One Economic Outlook Center, also indicates that the Arizona economy is growing. The upward movement of the Arizona Business Conditions Index began in May of 2003 when it moved out of the narrow neutral range where it had been for more than a year (which indicates no economic growth), and continued to rise until November 2003 when it had a slight slip. The figures rebounded in December of 2003, reaching an overall index level for December 2003 that is the highest since December of 1996. In fact, based on the stage at which economists at the University of Arizona Eller College of Business Administration believe Arizona is on the business cycle, barring any unforeseen catastrophic events, Arizona is expected to have three to four years of solid expansion beginning in 2004.

     Economists at Arizona State University attribute the positive figures to a surge in business activity. Tracy Clark, the associate director of Arizona State University's Bank One Economic Outlook Center, indicated that the slowdown in business spending was the primary cause of the recent recession, and, therefore, the best indicator that the Arizona economy will continue to improve during 2004 may be the recent rise in business spending. Economic forecasters at the University of Arizona also acknowledged that the return of business confidence in the second quarter of 2003 was critical to the growth of the Arizona economy. University of Arizona's Business Leaders Confidence Index appears to indicate that business spending will continue based on the confidence of Arizona business leaders, which is at the highest level yet recorded by the index. According to the Business Leaders Confidence Index, almost 70% of Arizona business leaders expected the local and national economies to improve during the third quarter of 2003, and, as a result, approximately one-half of them were expecting to boost capital spending and approximately 35% were expecting to hire new employees during that same period. Results of the Arizona Business Conditions Survey conducted by economists at Arizona State University in December of 2003 were fairly consistent as they indicated that approximately 52% of the respondents plan to increase their capital equipment expenditures in 2004, which is a significant improvement over 2003, when only 37% of the respondents had similar plans.

     Despite the positive news about business activity, employment growth in Arizona continues to be weak, and economists at Arizona State University expect it will continue to be sluggish. The recent increases in business spending, however, according to Arizona State University economists are expected to lead to a better employment situation. Furthermore, economists at Arizona State University indicate that the rise in business spending will also lead to more improvement in the Arizona economy generally, as Arizona's export base is linked more significantly to business spending rather than consumer spending.

     Although many jobs have been lost in Arizona throughout the recent recession, according to economists at Arizona State University, the unemployment rate, both nationally (5.7% as of December 2003) and in Arizona (4.8% as of December 2003), never hit the levels typically expected in a recession. However, unemployment in this recession has generally been more problematic than usual for those affected, as many were forced to accept underemployment (accepting a job with a significant cut in salary and level of responsibility), the average time spent to find a new job may have been longer, and many who lost their jobs were not just laid off but their jobs disappeared permanently. The reason for the permanent loss of these jobs according to researchers at Arizona State University is that in many cases the employers eliminated doing the things that required those jobs, or because the employers themselves did not survive the recession. In addition, researchers at Arizona State University indicate that companies are simply more reluctant to add to permanent employment as they have in the past, and appear to be hiring temporary and contract workers to fill their needs.

     Despite the bleak employment picture in Arizona, according to economists at Arizona State University, Arizona has fared better in comparison to the national economy. Job growth compared month over month for the prior year indicates that there was negative job growth nationally from July 2001 to October 2003 (the most recent figures available), while there was job loss in Arizona from only October 2001 through June 2002. Arizona has also been among the top ten states in job growth for each month but one (when it was 11th) from April 2002 to September 2003. These statistics reveal more about the poor employment situation nationally than the strength of the Arizona market, as Arizona's job growth during this period ranged from -0.3% to 1.2%. The forecasters at Arizona State University predict that job growth nationally will turn positive on a year-over-year basis in early 2004, but don't expect Arizona to return to normal job growth until the middle of 2004.

     An examination of the various sectors of the Arizona economy indicate that as of September 2003, the manufacturing, mining and the information sectors have shown no growth compared month over month to the prior year. Although Arizona's manufacturing industry is no longer losing tens of thousands of jobs, it is still very weak on hiring and has lost more than 37,000 jobs since January of 2001 (representing 18% of total manufacturing payrolls). Economists at the University of Arizona expect the manufacturing job loss trend to reverse at least temporarily based on orders and production which, over the last few months of 2003, soared to the highest readings in over ten years. Arizona's financial services sector continues to be weak despite positive job growth in September 2003. The only sectors in Arizona that had job growth numbers above 2% from January to September 2003 were services, construction, and transportation. According to the Arizona Department of Commerce, the main economic sectors are services, wholesale and retail trade, and manufacturing (in that order). Other significant Arizona sectors are mining and agriculture, although they tend to be more capital intensive than labor intensive.

     Forecasters at Arizona State University expect the job picture to be much better in 2004. They expect growth in all sectors except construction. Although the Arizona State University forecasters believe that gains may be possible in the construction sector if the housing market continues to remain strong. Forecasters at the University of Arizona are even more optimistic, as they expect construction will add over 8,000 jobs in Arizona in 2004. University of Arizona forecasters also predict that Arizona's education and health services sector will gain over 13,000 jobs, Arizona's retail trade sector will add over 11,000 jobs, and Arizona's financial services sector will see gains of over 10,000 jobs. The largest number of new jobs in Arizona is expected in the professional and business services sector, which the University of Arizona forecasters predict will add more than 16,000 new jobs in 2004. As the economic expansion continues, large gains are expected for Arizona's professional and business services sector, as this sector was one of the most hardest hit by the recession. University of Arizona economists forecast little or no growth, however, in natural resources and mining, utilities, information, and local government (excluding education). Total Arizona employment growth expected in 2004 by forecasters at the University of Arizona is 90,000 (for a gain of 4%), which would be the strongest growth in five years, and an additional 112,000 jobs are expected for 2005 (for a 4.6% gain).

     Unlike in past recessions and in spite of the poor employment situation, throughout this recession, consumer spending in Arizona remained strong. Economists at Arizona State University indicate, however, that business spending, especially on new hires, must improve for Arizona consumers to continue to spend at the high levels. Forecasters at the University of Arizona also acknowledge that consumer spending will no longer be driven by the transitory sources, such as low and falling interest rates, federal tax cuts, rising home values, and recent rebounds in the stock market, that have kept consumer spending at unprecedented levels. Instead, economists at the University of Arizona indicate that continued consumer spending will need to be driven by gains in labor markets and wage increases. University of Arizona forecasters believe that the outlook is positive for higher wages and new jobs, as company profits have been soaring as a result of relentless cost cutting, a return of pricing power, and strong gains in productivity. Forecasters at the University of Arizona predict a gain of 7.5% for each of 2004 and 2005 for Arizona retail sales, following an increase of almost 5% in 2003. Although these gains are large improvements over the past several years, they pale in comparison to 1994 figures when there was a 12.5% increase in Arizona retail sales.

     The single-family housing market in Arizona continued to provide good economic news in 2003. According to economists at Arizona State University, the market shows no signs of slowing down. As of approximately the end of the third quarter of 2003, in the greater Phoenix housing market, 91,320 homes had been recorded as sold, as compared to 78,370 homes for the same period in 2002. Economists at Arizona State University's Center for Business Research do not expect a dramatic slowdown for the remainder of 2003 and early 2004. This single-family construction sector represented approximately 63% of the state's total construction activity in the first quarter of 2002, and has continued to grow to represent 67% of the state's $3.9 billion construction activity for the second quarter of 2003.

     Although Arizona's overall construction activity for the second quarter of 2003 was up $0.4 billion as compared to the second quarter of 2002, Arizona's commercial construction sector generally declined from $703 million to $580 million for the same period. Arizona State University economists do not expect the commercial construction situation to improve until existing commercial space is absorbed and higher rents can be supported. As a result, Arizona will be dependent on the single-family construction sector to sustain economic growth at least for the near term. Increased construction activity is expected in retail development following the continued growth of the new housing markets, and apartment development is also expected to grow, as single-family homes become less affordable. With companies downsizing and consolidating, however, the future of the commercial construction sector is unclear. According to economists at Arizona State University, without new firms and industries to support job growth, growth of the construction industry is unlikely. In fact, forecasters at the University of Arizona have similar concerns about Arizona's ability to identify and support what it refers to as the "new economy" industries, which will be necessary for the long-term economic development of the state. According to the University of Arizona forecasters, the new economy industries are those that may or may not be manufacturing-oriented. The manufacturing industry generally has been on the decline nationwide for the past four decades, and according to forecasters at the University of Arizona, is undergoing a progressive wind-down due to recent trends in productivity and outsourcing to other nations.

     According to economists at Arizona State University's Center for Business Research, median household income for Arizona households showed no growth due to a combination of low inflation and a nearly jobless recovery. University of Arizona researchers report, however, that the educational services sector, which was the fastest growing sector in 2003, saw wage gains of almost 10% in 2003. Forecasters at the University of Arizona expect private-sector wage gains in Arizona of 4.5% in 2004, which would be the strongest increase in Arizona since the technology boom of the late 1990s. Estimates of personal income through the first quarter of 2003 indicate a 2% increase in Arizona, with gains in real earnings and total personal income a bit higher. Real per capital personal income growth in Arizona was once again below the national average, which has generally been the case since 1995. Arizona's real per capita income was down to 84% of the national average.

     According to the U.S. Census Bureau, Arizona was the second fastest growing state in 2003, with a growth rate of 2.6%, as compared to an average growth rate of 1% nationally. Arizona is now the 18th most populous state, climbing up one notch from 2002. Based on estimates the U.S. Census Bureau, as of the third quarter of 2003 the total estimated population of Arizona was 5,580,811 (as compared to 5,441,125 in 2002). According to estimates from researchers at Arizona State University's Center for Business Research, there was a total net migration to Arizona of 28,700 for the year as of the third quarter of 2003. Although there was a slight slowdown in population growth during the recent recession, population growth in Arizona remains at high levels. Population growth during the 1990-1991 recession slipped to approximately 60,000 per year, but during the most recent recession it barely fell below 150,000. As the Arizona economy continues to grow, forecasters at the University of Arizona expect that the annual population growth will reach 180,000 to 190,000 per year by 2005.

     The most recent figures available for real gross state product (GSP) indicate that Arizona had the fifth fastest growth in GSP in the nation in 2001. Real GSP grew at an annual rate of 0.4% from 2000 to 2001, while during the same period, Arizona grew at a rate of 3.3%.

     Although Arizona is required by law to maintain a balanced budget, according to a January 30, 2004 Joint Legislative Budget Committee ("JLBC") report, the JLBC and the Governor's Office of Strategic Budgeting and Planning ("OSBP") estimate that the state general fund will end fiscal year 2004 (July 1, 2003 through June 30, 2004) with a deficit of just under $300 million, a substantial decrease from previous estimates that Arizona's fiscal year 2004 deficit could reach $1 billion. According to economists at Arizona State University, Arizona's estimated fiscal year 2004 budget deficit was among the largest in the nation as a percentage of the state's general fund. As of February 4, 2004, the Arizona Legislature and Arizona's Governor have not agreed on a general fund budget for fiscal year 2005 (July 1, 2004 through June 30, 2005).

     According to the JLBC Report, the JLBC's current general fund budget proposal estimates a fiscal year 2005 deficit of just over $300 million, while the OSBP's current proposal estimates a deficit of just over $500 million. According to the JLBC Report, the Arizona Legislature has not yet determined how to balance the fiscal year 2005 general fund budget, but Arizona's Governor proposes to balance the budget through a combination of increased tax revenue, withholding state income taxes at higher rates, shifting monies from other funds into the general fund and financing certain court mandated expenditures. Both JLBC's and OSBP's fiscal year 2005 budget projections are based on the assumption that the Arizona economy will dramatically improve to produce the forecasted revenues. If Arizona's economy does not improve, the state may be faced with an even larger deficit in fiscal year 2005.


     Arizona's constitution limits the amount of debt payable from general tax revenue that may be contracted by the State to $350,000. However, certain other issuers have the statutory power to issue obligations payable from other sources of revenue which affect the whole or large portions of the State. For example, the Transportation Board of the State of Arizona Department of Transportation may issue obligations for highways which are paid from revenue generated from, among other sources, gasoline taxes.

     Arizona's constitution also restricts debt payable from general tax revenue of certain other issuers of the State. Most importantly, no county, city, town, school district, or other municipal corporation of the State may for any purpose become indebted in any manner in an amount exceeding 6% of the taxable property in such county, city, town, school district, or other municipal corporation without the assent of a majority of the qualified electors thereof voting at an election provided by law to be held for that purpose; provided, however, that (i) under no circumstances may any county or school district of the State become indebted in an amount exceeding 15% (or 30% in the case of a unified school district) of such taxable property and (ii) any incorporated city or town of the State with such assent may be allowed to become indebted in up to a 20% additional amount for (a) supplying such city or town with water, artificial light, or sewers when the works for supplying such water, light, or sewers are or shall be owned and controlled by the municipality and (b) the acquisition and development by such city or town of land or interests therein for open space preserves, parks, playgrounds and recreational facilities. Annual property tax levies for the payment of such debt, which pursuant to applicable statutes may only be issued for limited purposes, are unlimited as to rate or amount. Other obligations may be issued by counties, cities, towns, school districts and other municipal corporations, sometimes without an election. Such obligations are payable from, among other revenue sources, project revenue, special assessments, annual budget appropriations and excise, transaction privilege and use taxes.

     Irrigation, power, electrical, agricultural improvement, drainage, flood control and tax levying public improvement districts are exempt specifically from the above-noted restrictions of the constitution and may issue obligations for limited purposes, payable from a variety of revenue sources. For example, Salt River Project Agricultural & Improvement District, an agricultural improvement district that operates the Salt River Project (a federal reclamation project and an electric system which generates, purchases, and distributes electric power to residential, commercial, industrial, and agricultural power users in a 2,900 square-mile service area around Phoenix), may issue obligations payable from a number of sources.


     The State of Arizona does not issue general obligation debt. However, other debt issued by the State and its authorities, including lease debt, highway revenue bonds, anticipation notes and transportation excise revenue bonds are rated variously A1, Aa1, Aa2 and Aa3 by Moody's, indicating a stable outlook.


     The foregoing discussion contains forward looking statements with respect to the outlook of the Arizona economy and the forecasts related thereto. There can be no assurance that the outlook or the forecasts for the Arizona economy will be realized. Factors that could cause actual results to differ from the forecasts include, among other things, unanticipated political, economic or regulatory changes arising at the state or national level, natural disasters, and other factors outside the issuer's control or ability to predict.

     THE FLORIDA SERIES -- SPECIAL INVESTMENT CONSIDERATIONS. The following information is provided only for general information purposes and is not intended to be a description or summary of the investment considerations and factors which may have an affect on the Florida Series or the obligations of the issuers in which the Florida Series may invest. Prospective investors must read the entire prospectus to obtain information essential to the making of an informed investment decision.

     The Florida Series invests primarily in municipal securities and obligations of the State of Florida and counties, cities, school districts, special districts, and other government authorities and issuers of the State of Florida, the interest on which is excludable from gross income for federal income tax purposes. The Florida Series may also invest in tax-exempt, municipal securities and obligations that are issued by governmental entities for the benefit of certain private obligors. The repayment of such securities and obligations ultimately is the responsibility of the private obligor and the governmental issuer typically is not responsible for the repayment of such securities and obligations.

     The municipal securities market of Florida is very diverse and includes many different types of obligations that are issued by a number of different issuers and which are payable from a variety of revenue sources. The amount of many of such revenue sources is largely dependent on the overall economic condition of Florida and the particular local issuer. Certain of these revenue sources are also dependent on the relative populations of the specific issuers. Accordingly, the ability of Florida issuers or private obligors to meet their obligations with respect to such municipal securities is influenced by various political, legal, economic and regulatory factors affecting such issuers, the State of Florida and the repayment sources supporting municipal obligations. If any of such issuers or private obligors cannot satisfy their repayment obligations, for any reason, the income, value and liquidity of the Florida Series may be adversely affected.


     As of January 1, 2002, the State of Florida's general obligation debt maintained ratings of "AA+" from S&P, "AA" from Fitch IBCA Inc. ("Fitch") and "Aa2" from Moody's, Moody's revised its credit outlook in July of 2002 for the State of Florida's Aa2 general obligation bonds from negative to stable. The revised outlook reflects the recent signs of improvements in Florida's sales tax revenue collections and Florida's tradition of conservative fiscal management. While tourism still lags from the recent years' record numbers, tourist activity has almost recovered from the devastating impact of September 11, 2001. In addition, Florida's prompt response to revenue weakening in December 2001, through rigorous budget reductions, confirmed Florida's tradition of fiscal responsibility, and positioned Florida favorably to address an economic environment which could potentially remain weak in the near term.


     It should be noted with respect to the ratings referred to in the immediately prior paragraph, however, that the Florida Series is not required to invest in State of Florida general obligation debt and, accordingly, may or may not have any investments in State of Florida general obligation debt from time to time. Some issuers in which the Florida Series invests may have ratings lower than the State's ratings noted above while others may have higher ratings.


     Florida presently is the fourth largest state in the United States and continues to be one of the most rapidly growing states. As of July 1, 2003, Florida's population was 17,208,000. This represents an increase of approximately 4.3 million people since 1990, the third largest population increase for any state during such period (California was first and Texas was second). During such period of time, Florida's total percentage growth in population was over 30%, one of the largest percentage increases among all states.


     Florida's principal economic sectors include services and tourism, retail, light manufacturing, particularly in the electronic, chemical and transportation areas, finance and insurance, real estate, wholesale trade, transportation and communications, agriculture, government and the military.


     Over the long-term most of Florida's economic sectors are expected to continue to grow and in light of Florida's geographic location and diverse population, it is anticipated that Florida will continue to benefit from the expanding world markets, especially Latin America. Florida's unemployment rate, which had experienced a steady decline during the 1990s, rose up in 2001. From a peak of 8.3% in 1992, state unemployment fell to 3.6% in 2000, as compared to four percent for the nation. In 2001, however, the state unemployment rate increased markedly in the second half of the year, reflecting the impact of the terrorist attacks, resulting in a 4.8% annual unemployment rate. More recently, from a peak of 5.7% in August 2002, Florida's unemployment rate has been slowly declining again, staying below 5.5% through 2003. Florida's personal income is close to the national level, at 94% of the U.S. personal income per capita in 2001.

     The Revenue Estimating Conference of the State of Florida convened in November 2003 to reevaluate the revenue estimates for the General Revenue Fund for fiscal year 2003 and fiscal year

2004. With regard to fiscal year 2003, the conference changed the estimate significantly, increasing it by $541.1 million, forecasting total General Revenue collections of $20.9 million. The new economic forecast calls for a more robust recovery than previously thought, sales tax collections are staying on estimate. However, continued lower interest rates are generating a high level of mortgage refinancing, providing a boost to documentary stamp tax collections. In addition, the corporate income tax estimate has been revised upward. The new revenue estimate results in a projected year-end surplus for fiscal year 2003-2004 of $1.6 billion, or 7.6% of appropriations. This does not include a balance of $966.4 million in the Budget Stabilization Fund. For fiscal year 2004, the new revenue estimate provides for an increase in revenues of $704 million, or 3.3% higher than the current year.


     The State of Florida and its municipalities and other political subdivisions are each required by law to maintain balanced budgets. In order to satisfy this requirement, Florida government entities have utilized a combination of spending reductions and revenue enhancements. From time to time, tax and/or spending limitation initiatives are introduced by the Florida Legislature or are proposed by the citizens of the State in the form of amendments to the Florida Constitution. Two such amendments became effective during the 1990's and are generally described below.


     By voter referendum held in 1992, the Florida Constitution was amended by adding a subsection which, in effect, limits the annual increases in assessed just value of homestead property to the lesser of (1) three percent of the assessment for the prior year, or (2) the percentage change in the Consumer Price Index, as described and calculated in such amendment. The amendment further provides that (1) no assessment shall exceed just value, (2) after any change of ownership of homestead property or upon termination of homestead status, such property shall be reassessed at just value as of January 1 of the year following the year of sale or change of status, (3) new homestead property shall be assessed at just value as of January 1 of the year following the establishment of the homestead and (4) changes, additions, reductions or improvements to homestead property shall initially be assessed as provided for by general law, and thereafter as provided in the amendment. Pursuant to a Florida Supreme Court ruling, the amendment became effective on January 1, 1995. Studies have been conducted analyzing the effect of this amendment on property values and tax collections in Florida since its effective date. Such studies conclude that while the taxable values of homestead property within the State have been lower due to the amendment, the impact on total property tax revenues for local governments within the State has been small due to growth in the total property tax base and the property tax revenues received with respect to non-homestead property.

     In the 1994 general election, Florida voters approved an amendment to the Florida Constitution which is commonly referred to as the "Limitation On State Revenues Amendment." This amendment provides that state revenues collected for any fiscal year shall be limited to state revenues allowed under the amendment for the prior fiscal year plus an adjustment for growth. Growth is defined as an amount equal to the average annual rate of growth in Florida personal income over the most recent twenty quarters times the state revenues allowed under the amendment for the prior fiscal year. State revenues collected for any fiscal year in excess of this limitation are required to be transferred to a budget stabilization fund until the fund reaches the maximum balance specified in the amendment to the Florida Constitution, and thereafter is required to be refunded to taxpayers as provided by general law. The limitation on state revenues imposed by the amendment may be increased by the Legislature, by a two-thirds vote in each house. This amendment took effect on January 1, 1995 and was first applicable to the State's fiscal year 1995-96. This amendment has had no impact for the state fiscal years following the effective date of the amendment, as State revenues have been substantially below the constitutionally imposed limitation. It is projected that State revenues for the next few fiscal years also will not exceed the applicable revenue limitations. Estimates or projections beyond such period cannot be made with any certainty at this time.


     During the Florida Legislature's year 2000 regular session, certain legislation was adopted that effectively replaced the sources of funding for a variety of revenue streams which are provided by the State to Florida local governments with new funding sources. Most of the new funding sources are considered to be as secure or more secure than the sources of funding that they replaced. Moreover, the Florida Legislature in most instances expressed its intent that the legislation not diminish the amount of funds which are distributed to local governments. However, there is no guarantee that local governments will not experience any reduction in receipts as a result of the legislation. In 2003, the Florida Legislature reduced the amount of revenues that fund a certain local government revenue sharing program by an amount roughly equivalent to one year's growth in the revenue source. Simultaneously, the Florida Legislature increased the amount of another local government revenue sharing program that may be pledged for bonded indebtedness.

     It is aniticipated that there will be legislation proposed during the upcoming 60 day State legislative session commencing March 2, 2004 that could affect State and local government revenue sources. It is impossible at this time to predict what types of legislation may be introduced or become law or what effect any such legislation may have on the economic and financial condition of the State of Florida and its local governments.


     THE NEW JERSEY SERIES -- SPECIAL INVESTMENT CONSIDERATIONS. The portfolio of the New Jersey Series contains different issues of debt obligations issued by or on behalf of the State of New Jersey and counties, municipalities and other political subdivisions and other public authorities thereof or by the Government of Puerto Rico or the Government of Guam or by their respective authorities. Investment in the New Jersey Series should be made with an understanding that the value of the underlying Portfolio may decline with increases in interest rates.

     New Jersey is the ninth largest state in population and the fifth smallest in land area. With an average of 1,134 persons per square mile, it is the most densely populated of all the states. New Jersey is located at the center of the megalopolis which extends from Boston to Washington, and which includes over one-fifth of the country's population. The extensive facilities of the Port Authority of New York and New Jersey, the Delaware River Port Authority and the South Jersey Port Corporation across the Delaware River from Philadelphia augment the air, land and water transportation complex which has influenced much of the State's economy. This central location in the northeastern corridor, the transportation and port facilities and proximity to New York City make the State an attractive location for corporate headquarters and international business offices. A number of Fortune Magazine's top 500 companies maintain headquarters or major facilities in New Jersey, and many foreign-owned firms have located facilities in the State.

     The State's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. New Jersey has the Atlantic seashore on the east and lakes and mountains in the north and northwest, which provide recreation for residents as well as for out-of-state visitors. Since 1976, casino gambling in Atlantic City has been an important State tourist attraction.


     During calendar year 2002, New Jersey's economy continued at a sluggish pace similar to the rest of the nation. The economic slowdown began in 2001 with average annual employment declining to 0.1%, well below the 2.4% growth in 2000. Employment growth in 2002 was -0.1%. Due to the weakening labor market conditions, New Jersey's personal income continued to grow moderately at 3.1% in 2002 close to the 3.0% rate in 2001 but substantially below the record pace of 9.9% in 2000.

     New Jersey's average annual rate of unemployment in 2002 was 5.8%, up from 4.2% in 2001. The unemployment rate rose to 6.0% during the second half of 2002, but was consistently below 6.0% for the first five months of 2003. Although growth in the job market is still weak, New Jersey's employment level remained close to four million for most of 2002. Total non-farm employment remained at slightly above four million in May 2003.

     Economic forecasts as of May 2003 for the national and State economics project a modest economic recovery in 2003. The Beige Book, released by the Federal Reserve Board on June 6, 2003, shows that the economy continued to improve in May despite generally sluggish economic conditions. Economic activity was expected to pick up in the upcoming quarters in 2003 and expected to accelerate in 2004.

     New Jersey's economy is expected to follow the national trend in 2003. Employment growth is projected to remain below 1% in 2003. Personal income growth in New Jersey is expected to grow modestly in 2003. To a large extent, the future direction of economic recovery nationally and in New Jersey hinges on assumptions of no further terrorist attacks, supportive monetary and fiscal stimulus, low energy prices and increasingly stable financial markets.

     The State and the nation may experience further near-term slow growth and the expected recovery may stall into late 2003 if consumers, investors, and businesses remain more cautious than currently assumed. However, the fundamentals of the State's economic health remain stable and the long run prospects for economic growth of the State in 2003 and beyond are favorable.


     The New Jersey State Constitution prohibits the legislature from making appropriations in any fiscal year in excess of the total revenue on hand and anticipated. A debt or liability that exceeds 1% of total appropriations for the year is also prohibited, unless it is in connection with a refinancing to produce a debt service savings or it is approved at a general election. Such debt must be authorized by law and applied to a single specified object or work. These Constitutional provisions do not apply to debt incurred because of war, insurrection or emergencies caused by disaster.

     Pursuant to Article VIII, Section II, par. 2 of the New Jersey Constitution, no monies may be drawn from the State Treasury except for appropriations made by law. In addition, the monies for the support of State government and all State purposes, as far as can be ascertained, must be provided for in one general appropriation law covering one and the same fiscal year.

     In addition to the Constitutional provisions, the New Jersey statutes contain provisions concerning the budget and appropriation system. Under these provisions, each unit of the State requests an appropriation from the Director of the Division of Budget and Accounting, who reviews the budget requests and forwards them with his recommendations to the Governor. The Governor then transmits a recommended expenditures and sources of anticipated revenue to the legislature, which reviews the Governor's Budget Message and submits an appropriation bill to the Governor for his signature by July 1 of each year. At the time of signing the bill, the Governor may revise appropriations or anticipated revenues. That action can be reversed by a two-thirds vote of each House. No supplemental appropriation may be enacted after adoption of the act, except where there are sufficient revenues on hand or anticipated, as certified by the Governor, to meet the appropriation. Finally, the Governor may, during the course of the year, prevent the expenditure of various appropriations when revenues are below those anticipated or when any such expenditure is determined not to be in the best interest of the State.


     The State's 2002 Fiscal Year budget became law on June 30, 2001. Of the $24,003.1 million appropriated for Fiscal Year 2003 from the General Fund, the Property Tax Relief Fund, the Gubernatorial Elections Fund, the Casino Control Fund and the Casino Revenue Fund, the following appropriations were made for the following purposes: (i) $9,960.0 million (41.5%) for State Aid to Local Governments ("State Aid"), (ii) $7,506.3 million (30.1%) for Grants-in-Aid,
(iii) $5,238.1 million (21.8%) for Direct State Services, (iv) $442.5 million (1.9%) for Debt Service on State general obligation bonds and (v) $1,136.4 million (4.7%) for Capital Construction.

     The largest recommended appropriation included in the State Aid category, in the amount of $8,122.2 million, was for elementary and secondary education programs including $3,080.3 million for core curriculum standards, $330.6 million for early childhood aid, $512.7 million for Abbott v. Burke Parity Remedy aid (see litigation discussion below), $305.7 million for pupil transportation aid, $948.4 million for special education, $97.7 million for nonpublic school aid and $129.1 million for debt service on school bonds. Additional significant appropriations for schools included $251.8 million for supplemental core curriculum standards aid, $199.5 million for demonstrably effective program aid and $1,190.7 million to assist school districts with their contributory share of the social security and teachers' pensions and benefits programs.

     Other recommended appropriations in the State Aid category included $980.1 million for the Department of Community Affairs, $835.5 million for Consolidated Municipal Property Tax Relief, $16.3 million for housing programs, $34.8 million for block grant programs and $35.0 million for extraordinary aid. State Aid appropriations to the Department of Treasury of $423.5 million were used for aid to county colleges ($208.3 million) and the cost of property tax deductions and exemptions for senior citizens, disabled persons and veterans ($109.0 million).

     The second largest category of appropriations, after State Aid ($7,226.2 million), was for Grants-in-Aid. This category represents amounts used for payments to individuals or to public or private agencies for benefits or services to which a recipient is by law entitled. Of this amount, $3,322.4 million is appropriated for programs administered by the Department of Human Services which include welfare and Medicaid programs, programs for the disabled and pharmaceutical assistance to the aged and disabled. The third largest category ($5,238.0 million) was for Direct State Services consisting of amounts used to support the operation of State government departments, the Executive office, various State commissions and the State legislature and judiciary. Finally, smaller amounts were appropriated to pay debt service on general obligation bonds of the State ($442.5 million); for capital construction financed on a pay-as-you go basis ($1,136.4 million) and for protection of air, land, water, forest wildlife and shellfish resources and for the provision of outdoor recreational facilities ($206.8 million).


     At any given time, there are various claims and cases pending against the State and State agencies and employees, seeking recovery of monetary damages that are primarily paid out of the fund created pursuant to the Tort Claims Act, N.J.S.A. 59:1-1 et seq. Such claims include but are not limited to those that may be filed against the University of Medicine and Dentistry and its employees seeking recoveries for alleged medical malpractice. In addition, at any given time there are various contract and other claims against the State, among other parties, including environmental claims arising from the alleged disposal of hazardous wastes, seeking recovery of monetary damages. The State is unable to estimate its exposure for these claims and cases. An independent study estimated an aggregate potential exposure of $105,100,000 for tort and medical malpractice claims pending, as of December 3, 2001. Moreover, New Jersey is involved in a number of other lawsuits in which adverse decisions could materially affect revenue or expenditures.


     Such lawsuits include (1) actions challenging assessments made upon property and casualty liability insurers doing business in New Jersey pursuant to the Fair Automobile Insurance Reform Act; (2) a suit challenging the constitutionality on Federal Commerce Clause grounds, of certain hazardous and solid waste licensure renewal fees collected by the Department of Environmental Protection; (3) litigation seeking to extend to middle income and poor rural school districts the mandate of Abbott v. Burke, which requires poor urban school districts to be provided amounts sufficient to permit them to spend at the average of wealthy suburban school districts; (4) two separate suits alleging violation of environmental laws resulting from alleged contamination existing at the State-owned Liberty State Park and from certain soil shipments made to that Park in connection with the I-287 wetlands mitigation project; (5) a challenge by approximately 40 New Jersey hospitals to the State's Medicaid inpatient reimbursement procedures; (6) a suit brought by a private resource recovery facility owner and operator against the State Department of Environmental Protection and others, including the Camden County Pollution Control Financing Authority ("CCPCFA"), seeking a halt to the County's solid waste reprocurement process pending clarification of bid specifications with a cross claim against the State brought by CCPCFA; (7) a challenge on State constitutional grounds to the "family cap" provisions of the State Work First New Jersey Act brought on behalf of all persons who did not receive an increase in certain welfare benefits because of the cap; (8) a class action lawsuit filed against State's Division of Youth and family services alleging systemic failure to protect the plaintiff class and furnish legally required services to these children and their families; (9) a claim against the State's Department of Environmental Protection for taking of property consisting of 80 acres of fresh water wetlands without just compensation in the City of Cape May; (10) a suit challenging the constitutionality under the New Jersey State Constitution of various state statutes which authorize the issuance of bonds by various State authorities which are payable by the State Treasurer subject to annual appropriation and involve the issuance of State debt without prior voter approval; and (11) a suit by New Jersey Transit Corporation's contractor for the construction of the Southern New Jersey Light Rail Transit Project alleging damages for breach of contract and other claims resulting from alleged delays caused by New Jersey Transit as well as charges in the work contracted.

     Current ratings on the State's general obligation bonds were AA by S&P, Aa2 by Moody's and AA by Fitch.


     THE PENNSYLVANIA SERIES -- SPECIAL INVESTMENT CONSIDERATIONS. Presented below is information concerning the Commonwealth of Pennsylvania and certain issuers within the Commonwealth. Such information is based principally on information drawn from recent official statements relating to securities offerings by the Commonwealth and does not purport to be a complete description of such issuers or factors that could adversely affect them. The Investment Manager has not independently verified such information; however, it has no reason to believe that such information is not correct in all material respects. This information does not cover all municipal issuers within the Commonwealth whose securities may be purchased by the Fund.

     Investment Securities. The Pennsylvania Series will invest principally in Commonwealth and Commonwealth-related obligations and obligations of local government units in the Commonwealth and obligations of related authorities. The market value and marketability of the obligations of the Commonwealth and, though generally to a lesser extent, the Commonwealth-related obligations and the local governmental unit and related authority obligations generally will be affected by economic conditions affecting the Commonwealth and litigation matters which may adversely affect the Commonwealth. The market value and marketability of obligations of issuers other than the Commonwealth may also be affected by more localized economic changes, changes affecting the particular revenue stream supporting such obligations and related litigation matters.


     A number of the Commonwealth's local governments have experienced financial difficulties in recent years, including the School District of Philadelphia, and the Cities of Philadelphia, Scranton and Pittsburgh.

     General Socio-Economic and Economic Information Regarding the Commonwealth. The Commonwealth is the sixth most populous state (ranking behind California, Texas, New York, Florida and Illinois) with a population of approximately 12 million for the last ten years. It has been historically identified as a heavy industry state although that reputation has changed over the last 30 years as the industrial composition of the Commonwealth diversified when the coal, steel and railroad industries began to decline. The major new sources of growth in the Commonwealth are in the service sector, including trade, medical, health services, education and financial institutions. Manufacturing employment has fallen from 17.2% of non-agricultural employment in 1998 to 14.9% in 2002, while service sector employment has increased from 32.2% of non-agricultural employment in 1998 to 33.9% in 2002. The Commonwealth's annual average unemployment rate was roughly equivalent to the national average during the 1990s. In 2001 and 2002, the average annual unemployment rates for the Commonwealth were 4.7% and 5.7%, respectively. In comparison, the national unemployment rates were 4.7% and 5.8% for such years.


     The Commonwealth utilizes the fund method of accounting. For purposes of governmental accounting, a "fund" is defined as an independent fiscal and accounting entity with a self-balancing set of accounts. Each fund records the cash and/or resources together with liabilities and equities that are segregated for the purpose of the fund. In the Commonwealth, funds are established by legislative enactment or in certain cases by administrative action.

     The Constitution and laws of the Commonwealth require all payments from the State Treasury, with the exception of refunds of taxes, licenses, fees and other charges, to be made only by duly enacted appropriations. Amounts appropriated from a fund may not exceed its actual and estimated revenues for the fiscal year plus any surplus available. Appropriations are generally made for one fiscal year and are returned to the unappropriated surplus of the fund (a lapse) if not spent or encumbered by the end of the fiscal year. The Commonwealth's fiscal year begins July 1 and ends June 30. (Fiscal 2003 refers to the fiscal year ending June 30, 2003.)

     The General Fund, the Commonwealth's largest fund, receives all tax revenues, non-tax revenues and federal grants and entitlements that are not specified by law to be deposited elsewhere. The majority of the Commonwealth's operating and administrative expenses are payable from the General Fund. Debt service on all Commonwealth obligations, except those issued for highway purposes or for the benefit of other special revenue funds, is payable from the General Fund.

     Revenues in the General Fund include all tax receipts, license and fee payments, fines, penalties, interest and other revenues of the Commonwealth not specified to be deposited elsewhere or not restricted to a specific program or expenditure and federal revenues. Taxes levied by the Commonwealth are the most significant source of revenues in the General Fund. The major tax sources for the General Fund are the sales tax, which accounted for $7.29 billion or 36.4% of General Fund revenues in fiscal

2002, the personal income tax, which accounted for $7.14 billion or 35.6% of 2002 General Fund revenues, and the corporate net income tax which accounted for $1.42 billion or 7.1% of revenues. Federal revenues are those federal aid receipts which pay or reimburse the Commonwealth for funds disbursed for federally assisted programs.


     The primary expenditures of the General Fund are for education (just over $8.81 billion in fiscal 2002) and public health and human services ($18.2 billion in fiscal 2002).

     For the five year period fiscal 1998 through fiscal 2002, revenues and other sources rose at a 4.7% average annual rate while total expenditures and other uses grew by 6.5% annually.

     Program areas having the largest percentage increase in costs for the fiscal 1997 to fiscal 2001 period were for capital outlay and economic development and assistance activities. Public health and welfare costs increased at a 5.9% annual average rate during these years. A comparison of expenditures by individual category in fiscal year 2002 to prior years is not reliable due to a change to the definitions for these expenditure categories in fiscal year 2002. Recent efforts to control costs of various social programs and favorable economic conditions have helped restrain these costs.

     In fiscal year 2002, General Fund expenditures from Commonwealth revenues exceeded revenues leading to a $1.2 billion operating deficit. To combat this deficit, $1.038 billion was transferred to the General Fund from the Tax Stabilization Reserve Fund, as discussed below. Additionally, $0.3 billion of the General Fund fiscal year beginning balance was used. These measures allowed the General Fund to end fiscal year 2002 with a $143 million unappropriated surplus balance. Based on GAAP basis unaudited statement data, which is subject to revision, total General Fund revenues and expenditures during fiscal 2002 amounted to $33.6 billion and $35.1 billion respectively. The net change in total fund balance for the General Fund from the audited June 30, 2001 balance was a decrease of $1.6 billion, and the total fund balance as of June 30, 2002 was $2.9 billion. As of April 2003, the national economy experienced slower than projected growth. Actual Commonwealth revenues through April 2003 were $361.2 million or 2% below estimate.

     The Tax Stabilization Reserve Fund was abolished by legislation enacted with the adoption of the fiscal year 2003 budget and its $1.038 billion balance was transferred to the General Fund. This transfer of funds from the Tax Stabilization Reserve Fund to the General Fund enabled the General Fund to maintain a budgetary basis unappropriated surplus as of June 30, 2002. Additionally, the legislation established a Budget Stabilization Reserve Fund with $300 million from the General Fund, but this transfer was subsequently rescinded. Balances in the Budget Stabilization Reserve Fund may be used for emergencies threatening the health, safety or welfare of the Commonwealth's citizens or to offset unanticipated revenue shortfalls due to economic downturns.


     The Constitution requires tax and fee revenues relating to motor fuels and vehicles to be used for highway purposes, and the tax revenues relating to aviation fuels to be used for aviation purposes. Accordingly, all such revenues, except the revenues from one-half cent per gallon of the liquid fuels tax which are deposited in the Liquid Fuels Tax Fund for distribution to local municipalities, are placed in the Motor License Fund, as are most federal aid revenues designated for transportation programs. Operating and administrative costs for the Department of Transportation and other Commonwealth departments conducting transportation related programs, including the highway patrol activities of the Pennsylvania State Police, are also paid from the Motor License Fund. Debt service on bonds issued by the Commonwealth for highway purposes is payable from the Motor License Fund.

     Other special revenue funds have been established by law to receive specified revenues that are appropriated to specific departments, boards and/or commissions for payment of their operating and administrative costs. Such funds include the Game, Fish, Boat, Banking Department, Milk Marketing, State Farm Products Show, Environmental Stewardship, State Racing, State Lottery and Tobacco Settlement Funds. Some of these special revenue funds are required to transfer excess revenues to the General Fund and some receive funding, in addition to their specified revenues, through appropriations from the General Fund.

     The State Lottery Fund is a special revenue fund for the receipt of lottery ticket sales and lottery licenses and fees. Its revenues, after payment of prizes, are dedicated to paying the costs of programs benefiting the elderly and handicapped in Pennsylvania.

     The Tobacco Settlement Fund is a special revenue fund which receives tobacco settlement litigation payments paid to the Commonwealth. In November 1998, the Commonwealth, along with forty-five other states, settled certain smoking-related litigation in a master settlement agreement with participating tobacco product manufacturers. Under this master settlement agreement, the Commonwealth is entitled to receive a portion of payments made under the master settlement agreement by tobacco product manufacturers. As of June 30, 2002, the Commonwealth had received approximately $1.2 billion in payments.

     The Commonwealth maintains trust and agency funds which are used to administer funds received pursuant to a specific bequest or as an agent for other governmental units or individuals.

     Enterprise funds are maintained for departments or programs operated like private enterprises. The largest of these funds is the State Stores Fund which is used for the receipts and disbursements of the Commonwealth's liquor store system. Sale and distribution of all liquor within Pennsylvania is a government enterprise.

     The following information, which is based principally on information drawn from recent Official Statements relating to securities offerings by the Commonwealth, provides information regarding certain Pennsylvania issuers of investment securities.


     State and Certain State-related Obligations. The Constitutional provisions pertaining to Commonwealth debt permit the issuance of the following types of debt: (i) debt to suppress insurrection or rehabilitate areas affected by disaster, (ii) electorate approved debt, (iii) debt for capital projects, subject to an aggregate debt limit of 1.75 times the annual average tax revenues of the preceding five fiscal years and (iv) tax anticipation note debt payable in the fiscal year of issuance. All debt except tax anticipation note debt must be amortized in substantial and regular amounts.


     The Commonwealth may incur debt to fund capital projects for community colleges, highways, public improvements, transportation assistance, flood control, redevelopment assistance, site development and the Pennsylvania Industrial Development Authority. Before a project may be funded, it must be itemized in a capital budget bill adopted by the General Assembly. An annual capital budget bill states the maximum amount of debt for capital projects that may be incurred during the current fiscal year for projects authorized in the current or previous years' capital budget bills. Capital projects debt is subject to a Constitutional limit on debt. Once capital projects debt has been authorized by the necessary legislation, issuance authority rests with two of the Issuing Officials (the Governor, the Auditor General and the State Treasurer), one of whom must be the Governor.

     The issuance of electorate approved debt is subject to the enactment of legislation which places on the ballot the question of whether debt shall be incurred. Such legislation must state the purposes for which the debt is to be authorized and, as a matter of practice, includes a maximum amount of funds to be borrowed. Upon electorate approval and enactment of legislation implementing the proposed debt-funded program, bonds may be issued. All such authorizing legislation to date has given issuance authority to two of the Issuing Officials, one of whom must be the Governor.

     Net outstanding general obligation debt totaled $6,059.3 million at June 30, 2002, an increase of $643.1 million from June 30, 2001. Over the 10-year period ending June 30, 2002, total outstanding general obligation debt increased at an annual rate of 2.2%. Within the most recent 5-year period, outstanding general obligation debt has increased at an annual rate of 4.8%.

     Certain state-created agencies have statutory authorization to incur debt for which state appropriations to pay debt service thereon is not required. The debt of these agencies is supported by assets of, or revenues derived from, the various projects financed and is not an obligation of the Commonwealth. Some of these agencies, however, are indirectly dependent on Commonwealth appropriations. These agencies, their purposes and their outstanding debt are as follows:

     Delaware River Joint Toll Bridge Commission ("DRJTBC"): The DRJTBC, a public corporation of the Commonwealth and New Jersey, owns and operates bridges across the Delaware River. Debt service on bonds is paid from tolls and other revenues of the Commission. The DRJTBC had $76.6 million in bonds outstanding as of June 30, 2002.

     Delaware River Port Authority ("DRPA"): The DRPA, a public corporation of the Commonwealth and New Jersey, operates several toll bridges over the Delaware River and promotes the use of the Philadelphia-Camden port and economic development in the port district. Debt service on bonds is paid from toll revenues and other revenues pledged by DRPA to repayment of bonds. The DRPA had $1,324.8 million in revenue bond debt outstanding on June 30, 2002.

     Pennsylvania Economic Development Financing Authority ("PEDFA"): The PEDFA was created in 1987 to offer pooled bond issues for both taxable and tax-exempt bonds on behalf of local industrial and commercial development authorities for economic development projects. Bonds may be secured by loan repayments and all other revenues of the PEDFA. The PEDFA had $1,576.4 million of debt outstanding as of June 30, 2002.

     Pennsylvania Energy Development Authority ("PEDA"): The PEDA was created in 1982 to finance energy research projects, demonstration projects promoting the production or conservation of energy and the promotion, utilization and transportation of Pennsylvania energy resources. The authority's funding is from appropriations and project revenues. Debt service on bonds is paid from project revenues and other revenues pledged by PEDA to repayment of bonds. The PEDA had $65.8 million in bonds outstanding as of June 30, 2002.

     Pennsylvania Higher Education Assistance Agency ("PHEAA"): The PHEAA makes or guarantees student loans to students or parents, or to lending institutions or postsecondary institutions. Debt service on the bonds is paid by loan interest and repayments and other agency revenues. The PHEAA had $3,418.9 million in bonds outstanding as of June 30, 2002.

     Pennsylvania Higher Education Facilities Authority ("PHEFA"): The PHEFA is a public corporation of the Commonwealth established to finance college facilities. As of June 30, 2002, the PHEFA had $3,968.0 million in revenue bonds and notes outstanding payable from the lease rentals or loan repayments of the projects financed. Some of the lessees or borrowers, although private institutions, receive grants and subsidies from the Commonwealth.

     Pennsylvania Industrial Development Authority ("PIDA"): The PIDA is a public corporation of the Commonwealth established for the purpose of financing economic development. The PIDA had $556.6 million in revenue bond debt outstanding on June 30, 2002, to which all of its revenues are pledged.

     Pennsylvania Turnpike Commission ("PTC"): The PTC operates the Pennsylvania Turnpike System. Its outstanding indebtedness, $2,138.7 million as of June 30, 2002, is payable from the net revenues of the System, primarily toll revenues and rentals from leases and concessions.

     Pennsylvania Infrastructure Investment Authority ("Pennvest"): Pennvest was created in 1988 to provide low interest rate loans and grants for the purpose of constructing new and improving existing water supply and sewage disposal systems to protect the health and safety of the citizens of the Commonwealth and to promote economic development within the Commonwealth. Loans and grants are available to local governments and, in certain circumstances, to private companies. Pennvest bonds are secured by principal repayments and interest payments on Pennvest loans. Pennvest had $171.6 million in revenue bonds outstanding as of June 30, 2002.

     Philadelphia Regional Port Authority ("PRPA"): The PRPA was created in 1989 for the purpose of acquiring and operating port facilities in Bucks and Delaware Counties, and the City of Philadelphia. Debt service on the bonds is paid by a pledge of the PRPA's revenues, rentals and receipts. The PRPA had approximately $52.6 million in bonds outstanding as of June 30, 2002.

     State Public School Building Authority ("SPSBA"): The SPSBA finances public school projects and community colleges. Bonds issued by the SPSBA are supported by the lease rental payments or loan repayments made to the SPSBA by local school districts and the community colleges. A portion of the funds appropriated annually by the Commonwealth as aid to local school districts and community colleges may be used by them to pay such lease rental payments or loan repayments. The SPSBA had $523.9 million of revenue bonds outstanding on June 30, 2002.

     "Moral Obligations." Pennsylvania Housing Finance Agency ("PHFA"): The PHFA is a state-created agency which provides financing for housing for lower and moderate income families in the

Commonwealth. The bonds, but not the notes, of the PHFA are partially secured by a capital reserve fund required to be maintained by the PHFA in an amount equal to the maximum annual debt service on its outstanding bonds in any succeeding calendar year. The statute creating PHFA provides that if there is a potential deficiency in the capital reserve fund or if funds are necessary to avoid default on interest, principal or sinking fund payments on bonds or notes of PHFA, the Governor, upon notification from the PHFA, shall place in the budget of the Commonwealth for the next succeeding year an amount sufficient to make up any such deficiency or to avoid any such default. The budget as finally adopted by the General Assembly may or may not include the amount so placed therein by the Governor. PHFA is not permitted to borrow additional funds so long as any deficiency exists in the capital reserve fund. As of June 30, 2002, PHFA had $2,974.9 million of revenue bonds outstanding.

     The Hospitals and Higher Education Facilities Authority of Philadelphia (the "Hospitals Authority"). The Hospitals Authority is a municipal authority organized by the City of Philadelphia to, inter alia, acquire and prepare various sites for use as intermediate care facilities for the mentally retarded. In 1986, the Hospitals Authority issued $20.4 million of bonds which were refunded in 1993 by a $21.1 million bond issue of the Hospitals Authority (the "Hospitals Authority Bonds") for such facilities for the City. The Hospitals Authority Bonds are secured by leases with the City payable only from project revenues and a debt service reserve fund. The Commonwealth's Department of Public Welfare ("DPW") has agreed with the Hospitals Authority to request in DPW's annual budget submission to the Governor, an amount of funds sufficient to alleviate any deficiency that may arise in the debt service reserve fund for the Hospitals Authority Bonds. The budget as finally adopted may or may not include the amount requested. If funds are paid to the Hospitals Authority, DPW will obtain certain rights in the property financed with the Hospitals Authority Bonds in return for such payment.

     In response to a delay in the availability of billable beds and the revenues from these beds to pay debt service on the Hospitals Authority Bonds, PHFA agreed in June 1989 to provide a $2.2 million low-interest loan to the Hospitals Authority. The loan enabled the Hospitals Authority to make all debt service payments on the Hospitals Authority Bonds during 1990. Enough beds were completed in 1991 to provide sufficient revenues to the Hospitals Authority to meet its debt service payments and to begin repaying the loan from PHFA. According to the Hospitals Authority, as of June 30, 2002, $0.5 million of the loan principal was outstanding. DPW has agreed that the additional costs arising from the PHFA loan will be reimbursed as reasonable costs of the project.

     Pensions and Retirement Systems. The Commonwealth maintains two contributory benefit pension plans that cover all state employees, public school employees and employees of certain state-related organizations. State law requires annual actuarial valuations to determine the employer contribution rates necessary to accumulate sufficient assets and provide for payment of future benefits. The unfunded accrued liability measures the present value of benefits estimated to be due in the future for current employees, based on assumptions of mortality, pay levels, retirement experience and employee turnover, minus the present value of assets available to pay those benefits, based on assumptions of normal cost, supplemental annuity amortization, employer contribution levels and member contributions. As of June 2001, both of the plans had maintained fully funded status.

     Local Governmental Unit and Related Authority Obligations. Various state statutes authorize local units of government (counties, cities, school districts and the like) to issue general obligations and revenue obligations, subject to compliance with the requirements of such statutes. In addition, various statutes permit local government units to organize authorities having the power to issue obligations which are not subject to debt limits that may be applicable to the organizing governmental unit and which are payable from assets of or revenues derived from projects financed by such authorities. Such authorities include parking authorities, industrial development authorities, redevelopment authorities, transportation authorities, water and sewer authorities, and authorities to undertake projects for institutions of higher education and health care. Such obligations may generally be affected by adverse changes in the economy of the area in which such local government units or projects financed by them or by authorities created by them are located, by changes in applicable federal, state or local law or regulation, or by changes in levels of federal, state or local appropriations, grants or subsidies to the extent such appropriations, grants or subsidies directly or indirectly affect revenues of such issuers.

C. FUND POLICIES/INVESTMENT RESTRICTIONS


     The investment policies/restrictions listed below have been adopted by each Series as fundamental policies. Under the Investment Company Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Series. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Series are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Series. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.


     In addition, for purposes of the following restrictions: (a) an "issuer" of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security and provided further that a guarantee of a security shall not be deemed a security issued by the guarantor if the value of all securities guaranteed by the guarantor and owned by a Series does not exceed 10% of the value of the total assets of the Series; (b) a "taxable security" is any security the interest on which is subject to federal income tax; and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

     Each Series will:

     1. Seek to provide a high level of current income exempt from both federal and state income or intangibles taxes of the designated state.

     2. Invest, under normal circumstances, at least 80% of its assets in securities that pay interest normally exempt from federal and state income or intangibles taxes of the designated state.

     Each Series may not:

     1.  Invest in common stock.

     2. Write, purchase or sell puts, calls, or combinations thereof, except for options on futures contracts or options on debt securities.


     3. Invest 25% or more of the value of its total assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to municipal obligations, including those issued by the designated State of the Series or its political subdivisions.


     4. Invest in securities of any issuer if, to the knowledge of the Series, any officer or trustee of the Fund or of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of the issuer, and the officers and trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of the issuer.

     5. Purchase or sell real estate or interests therein (including limited partnership interests), although it may purchase securities secured by real estate or interests therein.

     6. Purchase or sell commodities except that the Series may purchase financial futures contracts and related options.

     7. Borrow money, except that each Series may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of the value of the total assets of the Series (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any senior securities then outstanding).

     8. Pledge its assets or assign or otherwise encumber them except to secure permitted borrowing. However, for the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets and neither such arrangements nor the purchase or sale of futures are deemed to be the issuance of a senior security as set forth in restriction 10.

     9. Issue senior securities as defined in the Act, except insofar as the Series may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; or (c) borrowing money in accordance with the restrictions described above.

     10. Make loans of money or securities, except: (a) by the purchase of debt obligations in which each Series may invest consistent with its investment objective and policies; (b) by investment in repurchase agreements; and (c) by lending its portfolio securities.

     11. Make short sales of securities.

     12. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities. The deposit or payment by the Series of initial or variation margin in connection with futures contracts or related options thereon is not considered the purchase of a security on margin.

     13. Engage in the underwriting of securities, except insofar as the Series may be deemed an underwriter under the Securities Act in disposing of a portfolio security.

     14. Invest for the purpose of exercising control or management of any other issuer.

     15. Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs.

     16. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

     Notwithstanding any other investment policy or restriction, each Series may seek to achieve its investment objective by investing all or substantially all of its assets in another investment company having substantially the same investment objective and policies as the Series.


III. MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

A. BOARD OF TRUSTEES

     The Board of Trustees of the Fund oversees the management of the Fund but does not itself manage the Fund. The Trustees review various services provided by or under the direction of the Investment Manager to ensure that the Fund's general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Fund in a satisfactory manner.

     Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Fund and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Fund and its shareholders.


B. MANAGEMENT INFORMATION

     Effective July 31, 2003, the Board of Directors/Trustees (for ease of reference referred to herein as "Trustees") of the Fund elected Joseph J. Kearns and Fergus Reid to serve as Independent Trustees on the Board of the Fund, thereby consolidating the existing Board of the Fund with the Board of Directors/Trustees of the open-end and closed-end registered investment companies managed by Morgan Stanley Investment Management Inc.

     Trustees and Officers. The Board of the Fund consists of ten Trustees. These same individuals also serve as directors or trustees for all of the funds advised by the Investment Manager (the "Retail

Funds") and certain of the funds advised by Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Morgan Stanley AIP GP LP (the "Institutional Funds"). Seven Trustees have no affiliation or business connection with the Investment Manager or any of its affiliated persons and do not own any stock or other securities issued by the Investment Manager's parent company, Morgan Stanley. These are the "non-interested" or "Independent" Trustees. The other three Trustees (the "Management Trustees") are affiliated with the Investment Manager.


     The Independent Trustees of the Fund, their age, address, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee (as of December 31, 2003) and other directorships, if any, held by the Trustees, are shown below. The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc.).

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                                                                IN FUND
                               POSITION(S)    LENGTH OF                                         COMPLEX
    NAME, AGE AND ADDRESS       HELD WITH       TIME           PRINCIPAL OCCUPATION(S)         OVERSEEN    OTHER DIRECTORSHIPS HELD
    OF INDEPENDENT TRUSTEE      REGISTRANT     SERVED*          DURING PAST 5 YEARS**         BY TRUSTEE          BY TRUSTEE
----------------------------- ------------- ------------ ----------------------------------- ------------ --------------------------
Michael Bozic (63)            Trustee       Since        Private investor, Director or           208      Director of Weirton Steel
c/o Kramer Levin Naftalis &                 April 1994   Trustee of the Retail Funds (since               Corporation.
Frankel LLP                                              April 1994) and the Institutional
Counsel to the Independent                               Funds (since July 2003); formerly
Trustees                                                 Vice Chairman of Kmart
919 Third Avenue                                         Corporation (December 1998-
New York, NY                                             October 2000), Chairman and
                                                         Chief Executive Officer of Levitz
                                                         Furniture Corporation (November
                                                         1995-November 1998) and
                                                         President and Chief Executive
                                                         Officer of Hills Department Stores
                                                         (May 1991 -July 1995); formerly
                                                         variously Chairman, Chief
                                                         Executive Officer, President and
                                                         Chief Operating Officer (1987-
                                                         1991) of the Sears Merchandise
                                                         Group of Sears, Roebuck & Co.

Edwin J. Garn (71)            Trustee       Since        Director or Trustee of the Retail       208      Director of Franklin
c/o Summit Ventures LLC                     January      Funds (since January 1993) and                   Covey (time management
1 Utah Center                               1993         the Institutional Funds (since                   systems), BMW Bank of
201 S. Main Street                                       July 2003); member of the Utah                   North America, Inc.
Salt Lake City, UT                                       Regional Advisory Board of                       (industrial loan
                                                         Pacific Corp.; formerly United                   corporation), United
                                                         States Senator (R-Utah)                          Space Alliance (joint
                                                         (1974-1992) and Chairman,                        venture between
                                                         Senate Banking Committee                         Lockheed Martin and the
                                                         (1980-1986), Mayor of Salt                       Boeing Company) and
                                                         Lake City, Utah (1971-1974),                     Nuskin Asia Pacific
                                                         Astronaut, Space Shuttle                         (multilevel marketing);
                                                         Discovery (April 12-19, 1985),                   member of the board of
                                                         and Vice Chairman, Huntsman                      various civic and
                                                         Corporation (chemical company).                  charitable
                                                                                                          organizations.

Wayne E. Hedien (70)          Trustee       Since        Retired; Director or Trustee of         208      Director of The PMI
c/o Kramer Levin Naftalis &                 September    the Retail Funds (since                          Group Inc. (private
Frankel LLP                                 1997         September 1997) and the                          mortgage insurance);
Counsel to the                                           Institutional Funds (since July                  Trustee and Vice
Independent Trustees                                     2003); formerly associated with                  Chairman of The Field
919 Third Avenue                                         the Allstate Companies                           Museum of Natural
New York, NY                                             (1966-1994), most recently as                    History; director of
                                                         Chairman of The Allstate                         various other business
                                                         Corporation (March 1993-                         and charitable
                                                         December 1994) and Chairman                      organizations.
                                                         and Chief Executive Officer of its
                                                         wholly-owned subsidiary, Allstate
                                                         Insurance Company (July 1989-
                                                         December 1994).



----------
* This is the earliest date the Trustee began serving the Retail Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

** The dates referenced below indicating commencement of service as Director/Trustee for the Retail Funds and the Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.

                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                                                                                 IN FUND
                               POSITION(S)   LENGTH OF                                           COMPLEX
    NAME, AGE AND ADDRESS       HELD WITH       TIME           PRINCIPAL OCCUPATION(S)          OVERSEEN    OTHER DIRECTORSHIPS HELD
    OF INDEPENDENT TRUSTEE      REGISTRANT    SERVED*           DURING PAST 5 YEARS**          BY TRUSTEE         BY TRUSTEE
----------------------------- ------------- ----------- ------------------------------------- ------------ -------------------------
Dr. Manuel H. Johnson (55)    Trustee       Since       Senior Partner, Johnson Smick             208      Director of NVR, Inc.
c/o Johnson Smick                           July 1991   International, Inc., a consulting                  (home construction);
International, Inc.                                     firm; Chairman of the Audit                        Chairman and Trustee of
2099 Pennsylvania Avenue,                               Committee and Director or                          the Financial Accounting
N.W.                                                    Trustee of the Retail Funds (since                 Foundation (oversight
Suite 950                                               July 1991) and the Institutional                   organization of the
Washington, D.C.                                        Funds (since July 2003);                           Financial Accounting
                                                        Co-Chairman and a founder of                       Standards Board);
                                                        the Group of Seven Council                         Director of RBS Greenwich
                                                        (G7C), an international economic                   Capital Holdings
                                                        commission; formerly Vice                          (financial holding
                                                        Chairman of the Board of                           company).
                                                        Governors of the Federal Reserve
                                                        System and Assistant Secretary
                                                        of the U.S. Treasury.

Joseph J. Kearns (61)         Trustee       Since       President, Kearns & Associates            209      Director of Electro Rent
PMB754                                      July 2003   LLC (investment consulting);                       Corporation (equipment
23852 Pacific Coast Highway                             Deputy Chairman of the Audit                       leasing), The Ford Family
Malibu, CA                                              Committee and Director or                          Foundation, and the UCLA
                                                        Trustee of the Retail Funds (since                 Foundation.
                                                        July 2003) and the Institutional
                                                        Funds (since August 1994);
                                                        previously Chairman of the Audit
                                                        Committee of the Institutional
                                                        Funds (October 2001-July 2003);
                                                        formerly CFO of the J. Paul Getty
                                                        Trust.

Michael E. Nugent (67)        Trustee       Since       General Partner of Triumph                208      Director of various
c/o Triumph Capital, L.P.                   July 1991   Capital, L.P., a private investment                business
445 Park Avenue                                         partnership; Chairman of the                       organizations.
New York, NY                                            Insurance Committee and Director
                                                        or Trustee of the Retail Funds
                                                        (since July 1991) and the
                                                        Institutional Funds (since
                                                        July 2001); formerly Vice
                                                        President, Bankers Trust
                                                        Company and BT Capital
                                                        Corporation (1984-1988).

Fergus Reid (71)              Trustee       Since       Chairman of Lumelite Plastics             209      Trustee and Director of
c/o Lumelite Plastics                       July 2003   Corporation; Chairman of the                       certain investment
Corporation                                             Governance Committee and                           companies in the JPMorgan
85 Charles Colman Blvd.                                 Director or Trustee of the Retail                  Funds complex managed by
Pawling, NY                                             Funds (since July 2003) and the                    J.P. Morgan Investment
                                                        Institutional Funds (since                         Management Inc.
                                                        June 1992).




----------
* This is the earliest date the Trustee began serving the Retail Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

** The dates referenced below indicating commencement of service as Director/Trustee for the Retail Funds and the Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.

     The Trustees who are affiliated with the Investment Manager or affiliates of the Investment Manager (as set forth below) and executive officers of the Fund, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Management Trustee (as of December 31, 2003) and the other directorships, if any, held by the Trustee, are shown below.




                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                                                                                 IN FUND
                                                                                                 COMPLEX
                                POSITION(S)    LENGTH OF                                       OVERSEEN BY
   NAME, AGE AND ADDRESS OF      HELD WITH       TIME         PRINCIPAL OCCUPATION(S)          MANAGEMENT     OTHER DIRECTORSHIPS
      MANAGEMENT TRUSTEE         REGISTRANT     SERVED*        DURING PAST 5 YEARS**             TRUSTEE         HELD BY TRUSTEE
----------------------------- ------------- ----------- ------------------------------------- ------------ -------------------------
Charles A. Fiumefreddo (70)    Chairman     Since       Chairman and Director or Trustee           208      None
c/o Morgan Stanley Trust       of the       July 1991   of the Retail Funds (since
Harborside Financial Center,   Board and                July 1991) and the Institutional
Plaza Two,                     Trustee                  Funds (since July 2003); formerly
Jersey City, NJ                                         Chief Executive Officer of the Retail
                                                        Funds (until September 2002).

James F. Higgins (56)          Trustee      Since       Director or Trustee of the Retail          208      Director of AXA
c/o Morgan Stanley Trust                    June 2000   Funds (since June 2000) and the                     Financial, Inc. and
Harborside Financial Center,                            Institutional Funds (since July                     The Equitable Life
Plaza Two,                                              2003); Senior Advisor of Morgan                     Assurance Society of
Jersey City, NJ                                         Stanley (since August 2000);                        the United States
                                                        Director of the Distributor and Dean                (financial services).
                                                        Witter Realty Inc.; previously
                                                        President and Chief Operating
                                                        Officer of the Private Client Group
                                                        of Morgan Stanley (May 1999-
                                                        August 2000), and President and
                                                        Chief Operating Officer of Individual
                                                        Securities of Morgan Stanley
                                                        (February 1997-May 1999).

Philip J. Purcell (60)         Trustee      Since       Chairman of the Board of                   208      Director of American
1585 Broadway                               April 1994  Directors and Chief Executive                       Airlines, Inc. and its
New York, NY                                            Officer of Morgan Stanley and                       parent company, AMR
                                                        Morgan Stanley DW Inc.; Director                    Corporation.
                                                        or Trustee of the Retail Funds
                                                        (since April 1994) and the
                                                        Institutional Funds (since July
                                                        2003); Director of the Distributor;
                                                        Chairman of the Board of Directors
                                                        and Chief Executive Officer of
                                                        Novus Credit Services Inc.; Director
                                                        and/or officer of various Morgan
                                                        Stanley subsidiaries.



----------
* This is the earliest date the Trustee began serving the Retail Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

** The dates referenced below indicating commencement of service as Director/Trustee for the Retail Funds and the Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.

                                  POSITION(S)       LENGTH OF
   NAME, AGE AND ADDRESS OF        HELD WITH           TIME
       EXECUTIVE OFFICER          REGISTRANT         SERVED*                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------ ---------------- ----------------- ------------------------------------------------------------------
Mitchell M. Merin (50)         President        Since May         President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                     1999              Investment Management Inc.; President, Director and Chief
New York, NY                                                      Executive Officer of the Investment Manager and Morgan Stanley
                                                                  Services; Chairman and Director of the Distributor; Chairman and
                                                                  Director of the Transfer Agent; Director of various Morgan
                                                                  Stanley subsidiaries; President of the Institutional Funds
                                                                  (since July 2003) and President of the Retail Funds (since May
                                                                  1999); Trustee (since July 2003) and President (since December
                                                                  2002) of the Van Kampen Closed-End Funds; Trustee (since May
                                                                  1999) and President (since October 2002) of the Van Kampen
                                                                  Open-End Funds.

Barry Fink (49)                Vice             Since             General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the Americas    Presidentand     February 1997     December 2000) of Morgan Stanley Investment Management; Managing
New York, NY                   General                            Director (since December 2000), Secretary (since February 1997)
                               Counsel                            and Director (since July 1998) of the Investment Manager and
                                                                  Morgan Stanley Services; Assistant Secretary of Morgan Stanley
                                                                  DW; Vice President of the Institutional Funds (since July 2003);
                                                                  Managing Director, Secretary and Director of the Distributor;
                                                                  previously Secretary of the Retail Funds (February 1997-July
                                                                  2003); previously Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services (February
                                                                  1997-December 2001).

Ronald E. Robison (65)         Executive        Since April       Chief Global Operations Officer and Managing Director of Morgan
1221 Avenue of the Americas    VicePresident    2003              Stanley Investment Management Inc.; Managing Director of Morgan
New York, NY                   and Principal                      Stanley & Co. Incorporated; Managing Director of Morgan Stanley;
                               Executive                          Managing Director, Chief Administrative Officer and Director of
                               Officer                            the Investment Manager and Morgan Stanley Services; Chief
                                                                  Executive Officer and Director of the Transfer Agent; Managing
                                                                  Director and Director of the Distributor; Executive Vice
                                                                  President and Principal Executive Officer of the Institutional
                                                                  Funds (since July 2003) and the Institutional Funds (since July
                                                                  2003); previously President and Director of the Institutional
                                                                  Funds (March 2001-July 2003).

Joseph J. McAlinden (61)       Vice President   Since July        Managing Director and Chief Investment Officer of the Investment
1221 Avenue of the Americas                     1995              Manager and Morgan Stanley Investment Management Inc.; Director
New York, NY                                                      of the Transfer Agent, Chief Investment Officer of the Van
                                                                  Kampen Funds; Vice President of the Institutional Funds (since
                                                                  July 2003) and the Retail Funds (since July 1995).


Stefanie V. Chang (37)         Vice President   Since July        Executive Director of Morgan Stanley & Co. Incorporated and
1221 Avenue of the Americas                     2003              Morgan Stanley Investment Management Inc. and Vice President of
New York, NY                                                      the Institutional Funds (since December 1997) and the Retail
                                                                  Funds (since July 2003); formerly practiced law with the New
                                                                  York law firm of Rogers & Wells (now Clifford Chance US LLP).


Francis J. Smith (38)          Treasurer        Treasurer since   Executive Director of the Investment Manager and Morgan Stanley
c/o Morgan Stanley Trust       andChief         July 2003 and     Services (since December 2001); previously Vice President of the
Harborside Financial Center,   Financial        Chief Financial   Retail Funds (September 2002-July 2003); previously Vice
Plaza Two,                     Officer          Officer since     President of the Investment Manager and Morgan Stanley Services
Jersey City, NJ                                 September 2002    (August 2000- November 2001) and Senior Manager at
                                                                  PricewaterhouseCoopers LLP (January 1998-August 2000).

Thomas F. Caloia (58)          Vice President   Since July        Executive Director (since December 2002) and Assistant Treasurer
c/o Morgan Stanley Trust                        2003              of the Investment Manager, the Distributor and Morgan Stanley
Harborside Financial Center,                                      Services; previously Treasurer of the Retail Funds (April
Plaza Two,                                                        1989-July 2003); formerly First Vice President of the Investment
Jersey City, NJ                                                   Manager, the Distributor and Morgan Stanley Services.

Mary E. Mullin (37)            Secretary        Since July 2003   Executive Director of Morgan Stanley & Co. Incorporated and
1221 Avenue of the Americas                                       Morgan Stanley Investment Management Inc.; Secretary of the
New York, NY                                                      Institutional Funds (since June 1999) and the Retail Funds
                                                                  (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate,
                                                                  Meagher & Flom LLP.



----------
* This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.

** The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

     In addition, the following individuals who are officers of the Investment Manager or its affiliates serve as assistant secretaries of the Fund: A. Thomas Smith III, Sara Badler, Lou Anne D. McInnis, Carsten Otto, Marilyn K. Cranney, Joanne Doldo, Kathleen MacPeak, Elisa Mitchell, Elizabeth Nelson, Sheldon Winicour and Bennett MacDougall.

     For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Fund and in the Family of Investment Companies (Family of Investment Companies includes all of the registered investment companies advised by the Investment Manager, Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP) for the calendar year ended December 31, 2003 is shown below. Messrs. Kearns and Reid began serving as Trustees of the Fund on July 31, 2003.





                                                                              AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                                                                IN ALL REGISTERED INVESTMENT COMPANIES
                                                                                   OVERSEEN BY TRUSTEE IN FAMILY OF
                            DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND                INVESTMENT COMPANIES
     NAME OF TRUSTEE                  (AS OF DECEMBER 31, 2003)                        (AS OF DECEMBER 31, 2003)
------------------------   -----------------------------------------------   --------------------------------------------
INDEPENDENT:
Michael Bozic                                   None                                        over $100,000
Edwin J. Garn                                   None                                        over $100,000
Wayne E. Hedien                                 None                                        over $100,000
Dr. Manuel H. Johnson                           None                                        over $100,000
Joseph J. Kearns                                None                                             None
Michael E. Nugent                               None                                        over $100,000
Fergus Reid                                     None                                             None
Interested:
Charles A. Fiumefreddo                    $50,001-$100,000                                  over $100,000
James F. Higgins                                None                                        over $100,000
Philip J. Purcell                               None                                        over $100,000



     As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment advisor or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment advisor or principal underwriter of the Fund.

     INDEPENDENT TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Retail Funds seek as Independent Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Retail Funds' boards, such individuals may reject other attractive assignments because the Retail Funds make substantial demands on their time. All of the Independent Trustees serve as members of the Audit Committee. In addition, three Trustees including two Independent Trustees, serve as members of the Insurance Committee, and three Independent Trustees serve as members of the Governance Committee.

     The Independent Trustees are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Trustees are required to select and nominate individuals to fill any Independent Trustee vacancy on the board of any fund that has a Rule 12b-1 plan of distribution. Most of the Retail Funds have a Rule 12b-1 plan.

     The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Funds' independent auditors; directing investigations into matters within the scope of the independent auditors' duties, including the power to retain outside specialists; reviewing with the independent auditors the audit plan and results of the auditing engagement; approving professional services provided by the independent auditors and other accounting firms prior to the performance of the services; reviewing the independence of the independent auditors; considering the range of audit and non-audit fees; reviewing the adequacy of the Funds' system of internal controls; and preparing and submitting Committee meeting minutes to the full Board. The Audit Committee currently consists of Messrs. Bozic, Garn, Hedien, Johnson, Kearns, Nugent and Reid. Messrs. Kearns and Reid were appointed to the Audit Committee on July 31, 2003. During the Fund's fiscal year ended November 30, 2003, the Audit Committee held seven meetings.

     The Boards have a Governance Committee to (i) monitor and make recommendations on corporate governance matters and Board/committee policies and procedures; and (ii) oversee the periodic evaluations of the Board and any committees. The Governance Committee consists of Messrs. Bozic, Reid and Garn. The Governance Committee was established on July 31, 2003 and no meetings were held during the Fund's most recent fiscal year end.

     Finally, the Boards have formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund. The Insurance Committee currently consists of Messrs. Nugent, Fiumefreddo and Hedien. During the Fund's fiscal year ended November 30, 2003, the Insurance Committee held two meetings. The Derivatives Committee was eliminated as of July 31, 2003.

     ADVANTAGES OF HAVING SAME INDIVIDUALS AS TRUSTEES FOR THE RETAIL FUNDS AND INSTITUTIONAL FUNDS. The Independent Trustees and the funds' management believe that having the same Independent Trustees for each of the Retail Funds and Institutional Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the funds or even of sub-groups of funds. They believe that having the same individuals serve as Independent Trustees of all the Retail Funds and Institutional Funds tends to increase their knowledge and expertise regarding matters which affect the Fund Complex generally and enhances their ability to negotiate on behalf of each fund with the fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on all fund boards enhances the ability of each fund to obtain, at modest cost to each separate fund, the services of Independent Trustees, of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Retail Funds and Institutional Funds.

     TRUSTEE AND OFFICER INDEMNIFICATION. The Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, Officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

C. COMPENSATION

     Effective August 1, 2003, each Independent Trustee receives an annual retainer fee of $168,000 for serving the Retail Funds and the Institutional Funds. In addition, each Independent Trustee receives $2,000 for attending each of the four quarterly board meetings and two performance meetings that occur each year. The Chairman of the Audit Committee receives an additional annual retainer fee of $60,000. Other Committee Chairmen and the Deputy Chairman of the Audit Committee receive an additional annual retainer fee of $30,000. The aggregate compensation paid to each Independent Trustee is paid by the Retail Funds and the Institutional Funds, and is allocated on a pro rata basis among each of the operational funds/portfolios of the Retail Funds and the Institutional Funds based on the relative net assets of each of the funds/portfolios. Mr. Fiumefreddo receives an annual fee for his services as Chairman of the Boards of the Retail Funds and the Institutional Funds and for administrative services provided to each Board.

     The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Fund who are employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Trustee.

     Prior to August 1, 2003, the Fund paid each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (the Fund paid the Chairman of the Audit Committee an additional annual fee of $750, and the Chairmen of the Derivatives and Insurance Committees additional annual fees of $500). With the exception of an Audit Committee Meeting, if a Board meeting and a meeting of the Independent Trustees and/or one or more Committee meetings took place on a single day, the Trustees were paid a single meeting fee by the Fund.

     Effective April 1, 2004, the Fund will begin an unfunded Deferred Compensation Plan (the "Plan") which allows each Independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees throughout the year. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Retail Funds or Institutional Funds (or portfolios thereof) that are offered as investment options under the Plan. At the Trustee's election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of five years. The Fund intends that the Deferred Compensation Plan shall be maintained at all times on an unfunded basis for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). The rights of an eligible Trustee and the beneficiaries to the amounts held under the Deferred Compensation Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund.

     Prior to April 1, 2004, the Institutional Funds maintained a similar unfunded Deferred Compensation Plan (the "Prior Plan") which also allowed each Independent Trustee to defer payment of all, or a portion, of the fees he or she received for serving on the Board of Trustees throughout the year. The Plan amends and supersedes the Prior Plan and all amounts payable under the Prior Plan are now subject to the terms of the Plan (except for amounts due to be paid during the calendar year 2004 which will remain subject to the terms of the Prior Plan).

     The following table shows aggregate compensation paid to the Fund's Trustees from the Fund for the fiscal year ended November 30, 2003. Messrs. Kearns and Reid began serving as Trustees of the Fund on July 31, 2003.

                               FUND COMPENSATION



NAME OF TRUSTEE                          AGGREGATE COMPENSATION FROM FUND
---------------                         ---------------------------------
Michael Bozic(1)(3) .................                 $1,036
Charles A. Fiumefreddo*(2) ..........                  3,121
Edwin J. Garn(1)(3) .................                  1,036
Wayne E. Hedien(1)(2) ...............                  1,036
James F. Higgins* ...................                      0
Manuel H. Johnson(1) ................                  1,448
Joseph J. Kearns(1) .................                     81
Michael Nugent(1)(2) ................                  1,340
Phillip J. Purcell* .................                      0
Fergus Reid(1)(3) ...................                     81



----------

(*) Messrs. Fiumefreddo, Higgins and Purcell are deemed to be "interested persons" of the Fund as that term is defined in the Investment Company Act.

(1) Member of the Audit Committee. Dr. Johnson is the Chairman of the Audit Committee and Mr. Kearns is the Deputy Chairman of the Audit Committee.

(2) Member of the Insurance Committee. Mr. Nugent is the Chairman of the Insurance Committee.

(3) Member of the Governance Committee. Mr. Reid is the Chairman of the Governance Committee.

     The following table shows aggregate compensation paid to each of the Fund's Trustees by the Fund Complex (which includes all of the Retail and Institutional Funds) for the calendar year ended December 31, 2003. Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in this table are presented on a calendar-year basis. Messrs. Bozic, Fiumefreddo, Garn, Hedien, Johnson, Higgins and Purcell began serving as Trustees of the Institutional Funds on July 31, 2003, and served as Trustees of the Retail Funds during the calendar year ended December 31, 2003. Messrs. Kearns and Reid began serving as Trustees of the Retail Funds on July 31, 2003, and served as Trustees of the Institutional Funds during the calendar year ended December 31, 2003. Mr. Nugent served as Trustee of both the Institutional Funds and the Retail Funds during the calendar year ended December 31, 2003.


                      CASH COMPENSATION FROM FUND COMPLEX



                                  NUMBER OF PORTFOLIOS IN THE FUND    TOTAL COMPENSATION
                                   COMPLEX FROM WHICH THE TRUSTEE    FROM THE FUND COMPLEX
NAME OF TRUSTEE                         RECEIVED COMPENSATION         PAYABLE TO TRUSTEES
---------------                  ---------------------------------- ----------------------
Michael Bozic ..................                208                        $164,400
Charles A. Fiumefreddo .........                208                         360,000
Edwin J. Garn ..................                208                         164,400
Wayne E. Hedien ................                208                         164,300
James F. Higgins ...............                208                               0
Dr. Manuel H. Johnson ..........                208                         228,213
Joseph J. Kearns(1) ............                209                         161,168
Michael E. Nugent ..............                208                         272,691
Phillip J. Purcell .............                208                               0
Fergus Reid(1) .................                209                         143,757



----------
(1) Includes amounts deferred at the election of the Trustees under the Prior Plan. The total amounts of deferred compensation (including interest) payable or accrued by Messrs. Kearns and Reid are $430,361 and $600,512, respectively.

     Prior to December 31, 2003, 49 of the Retail Funds (the "Adopting Funds"), including the Fund, had adopted a retirement program under which an Independent Trustee who retired after serving for at least five years as an Independent Trustee of any such fund (an "Eligible Trustee") would have been entitled to retirement payments based on factors such as length of service, upon reaching the eligible retirement age. On December 31, 2003, the amount of accrued retirement benefits for each Eligible Trustee was frozen, and will be payable, together with a return of 8% per annum, at or following each such Eligible Trustee's retirement as shown in the table below.

     The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the Fund for the fiscal year ended November 30, 2003 and by the 49 Retail Funds for the calendar year ended December 31, 2003, and the estimated retirement benefits for the Independent Trustees from the Fund as of the fiscal year ended November 30, 2003 and from the 49 Retail Funds for each calendar year following retirement. Messrs. Kearns and Reid did not participate in the retirement program.



                                        RETIREMENT BENEFITS                  ESTIMATED ANNUAL
                                      ACCRUED AS FUND EXPENSES          BENEFITS UPON RETIREMENT(1)
                                  --------------------------------   ---------------------------------
                                                       BY ALL                              FROM ALL
NAME OF INDEPENDENT TRUSTEE        BY THE FUND     ADOPTING FUNDS     FROM THE FUND     ADOPTING FUNDS
---------------------------       -------------   ----------------   ---------------   ---------------
Michael Bozic .................        $400            $19,842            $  967           $47,838
Edwin J. Garn .................         757             35,306               961            47,877
Wayne E. Hedien ...............         781             38,649               823            40,839
Dr. Manuel H. Johnson .........         422             20,125             1,420            70,050
Michael E. Nugent .............         787             36,265             1,269            62,646



----------
(1) Total compensation accrued under the retirement plan, together with a return of 8% per annum, will be paid annually commencing upon retirement and continuing for the remainder of the Trustee's life.

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

     The following owned 5% or more of the outstanding shares of the Arizona Series as of March 1, 2004: Lloyd W. Golder III, 3415 Ranch Road, Tucson, AZ 85739 - 6.32%.


     As of the date of this Statement of Additional Information, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Trustees as a group was less than 1% of the Fund's shares of beneficial interest outstanding.


V. INVESTMENT MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------
A. INVESTMENT MANAGER


     The Investment Manager to each Series is Morgan Stanley Investment Advisors Inc., a Delaware corporation, whose address is 1221 Avenue of the Americas, New York, NY 10020. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley, a Delaware corporation. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.


     Pursuant to an Investment Management Agreement (the "Management Agreement") with the Investment Manager, the Fund has retained the Investment Manager to provide administrative services and to manage the investment of each Series' assets, including the placing of orders for the purchase and sale of portfolio securities for the Series. Each Series pays the Investment Manager monthly compensation calculated daily by applying the annual rate of 0.35% to the net assets of that Series determined as of the close of each business day.


     During the fiscal year ended November 30, 2001, the Arizona Series, Florida Series, New Jersey Series, and Pennsylvania Series accrued to the Investment Manager under the Management Agreement total compensation in the amounts of $112,289, $166,511, $130,820, and $126,579, respectively.


     During the fiscal year ended November 30, 2002, the Arizona Series, Florida Series, New Jersey Series, and Pennsylvania Series accrued to the Investment Manager under the Management Agreement total compensation in the amounts of $107,958, $149,342, $124,802, and $116,551, respectively.

     During the fiscal year ended November 30, 2003, the Arizona Series, Florida Series, New Jersey Series and Pennsylvania Series accrued to the Investment Manager under the Management Agreement total compensation in the amounts of $103,034, $134,105, $125,976 and $119,371, respectively.


     The Investment Manager has retained its wholly-owned subsidiary, Morgan Stanley Services, to perform administrative services for the Fund.


     In approving the Management Agreement, the Board of Trustees, including the Independent Trustees, considered the nature, quality and scope of the services provided by the Investment Manager; the performance, fees and expenses of the Fund compared to other similar investment companies; the Investment Manager's expenses in providing the services; the profitability of the Investment Manager and its affiliated companies and other benefits they derive from their relationship with the Fund; and the extent to which economies of scale are shared with the Fund. The Independent Trustees met with and reviewed reports from third parties about the foregoing factors and changes, if any, in such items since the preceding year's deliberations. The Independent Trustees noted their confidence in the capability and integrity of the senior management and staff of the Investment Manager and the financial strength of the Investment Manager and its affiliated companies. The Independent Trustees weighed the foregoing factors in light of the advice given to them by their legal counsel as to the law applicable to the review of investment advisory contracts. Based upon its review, the Board of Trustees, including all of the Independent Trustees, determined, in the exercise of its business judgement, that approval of the Management Agreement was in the best interests of the Fund and its shareholders.


B. PRINCIPAL UNDERWRITER

     The Fund's principal underwriter is the Distributor (which has the same address as the Investment Manager). In this capacity, each Series' shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Morgan Stanley DW, which through its own sales organization sells shares of each Series. In addition, the Distributor may enter into similar agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of Morgan Stanley.

     The Distributor bears all expenses it may incur in providing services under the Distribution Agreement. These expenses include the payment of commissions for sales of Series shares and incentive compensation to Financial Advisors, the cost of educational and/or business-related trips, and educational and/or promotional and business-related expenses. The Distributor also pays certain expenses in connection with the distribution of the shares of each Series, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of Series shares. The Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Fund also bears the costs of registering the Fund and the Series' shares under federal and state securities laws and pays filing fees in accordance with state securities laws.

     The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.


C. SERVICES PROVIDED BY THE INVESTMENT MANAGER

     The Investment Manager manages the investment of each Series' assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of a Series in a manner consistent with its investment objective.

     Under the terms of the Management Agreement, in addition to managing each Series' investments, the Investment Manager maintains certain of each Series' books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as each Series may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent auditors and attorneys is, in the opinion of the Investment Manager, necessary or desirable). The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.

     Each Series pays all expenses incurred in its operation and a portion of the Fund's general administration expenses allocated on the basis of asset size of the respective Series. Expenses not expressly assumed by the Investment Manager under the Management Agreement or by the Distributor, will be paid by the Fund or each respective Series depending upon the nature of the expense. The expenses borne directly by each Series include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs of the Series and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses and statements of additional information of the Series and supplements thereto to the Series' shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the

Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager); fees and expenses of the Fund's independent auditors; membership dues of industry associations; interest on Series borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto (depending upon the nature of the legal claim, liability or lawsuit, the costs of litigation, payment of legal claims or liabilities or indemnification relating thereto may be directly applicable to a particular Series or may be proportionately allocated on the basis of the size of each Series. The Trustees have determined that this is an appropriate method of allocation of such expenses); and all other costs of the Fund's operation.

     The Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors.


     The Management Agreement will remain in effect from year to year with respect to each Series, provided continuance of the Management Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of that Series, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Independent Trustees.



D. DEALER REALLOWANCES

     Upon notice to selected broker-dealers, the Distributor may reallow up to the full applicable front-end sales charge during periods specified in such notice. During periods when 90% or more of the sales charge is reallowed, such selected broker-dealers may be deemed to be underwriters as that term is defined in the Securities Act.


E. RULE 12B-1 PLAN

     In accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act between the Fund and the Distributor, the Distributor provides certain services in connection with the promotion of sales of Fund shares (the "Plan").

     The Plan provides that the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under the
Plan: (1) compensation to and expenses of Morgan Stanley DW's Financial Advisors and other authorized financial representatives and other employees, including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

     The Fund is authorized to reimburse specific expenses incurred or to be incurred in promoting the distribution of Series shares. Reimbursement is made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.15 of 1% of the average daily net assets of the shares of each Series of the Fund during the month. No interest or other financing charges will be incurred for which reimbursement payments under the Plan will be made. In addition, no interest charges, if any, incurred on any distribution expenses will be reimbursable under the Plan. In the case of all expenses other than expenses representing a residual to Financial Advisors and other authorized financial representatives, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including a majority of the Independent 12b-1 Trustees. Expenses representing a residual to Financial Advisors and other authorized financial representatives may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be expended by the Fund, the Distributor provides and the Trustees review a quarterly budget of projected incremental distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees determine which particular expenses, and the portions thereof, that may be borne by the Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of Series shares.


     The Arizona Series, Florida Series, New Jersey Series and Pennsylvania Series accrued a total of $44,158, $57,237, $53,990 and $50,596, respectively, pursuant to the Plan of Distribution for the fiscal year ended November 30, 2003. Such payment amounted to an annual rate of 0.15 of 1.00% of the average daily net assets of the Arizona Series, Florida Series, New Jersey Series, and Pennsylvania Series. It is estimated that the amount paid by the Fund for distribution was for expenses which relate to compensation of sales personnel and associated overhead expenses. The Distributor has informed the Fund that it received sales charges on sales of the Fund's shares in the approximate amounts of $408,552, $438,829 and $381,381 for the fiscal years ended 2001, 2002 and
2003, respectively.


     The Investment Manager pays a retention fee to Financial Advisors at an annual rate of 0.05% of the value of shares of the Fund held for at least one year. Shares purchased through the reinvestment of dividends will be eligible for a retention fee, provided that such dividends were earned on shares otherwise eligible for a retention fee payment. Shares owned in variable annuities, closed-end fund shares and shares held in 401(k) plans where the Transfer Agent or Morgan Stanley's Retirement Plan Services is either recordkeeper or trustee are not eligible for a retention fee.

     The retention fees are paid by the Investment Manager from its own assets, which may include profits from investment management fees payable under the Management Agreement, as well as from borrowed funds.

     Under the Plan, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.


     Under the Plan, the Distributor provides each of the Series the Fund, for review by the Trustees, and the Trustees review, promptly after the end of each fiscal quarter, a written report regarding the incremental distribution expenses incurred on behalf of each of each Series the Fund during such fiscal quarter, which report includes (1) an itemization of the types of expenses and the purposes therefore; (2) the amounts of such expenses; and (3) a description of the benefits derived by each Series of the Fund.


     No interested person of the Fund nor any Independent Trustee has any direct financial interest in the operation of the Plan except to the extent that the Distributor, the Investment Manager, Morgan Stanley DW, Morgan Stanley Services or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.


F. OTHER SERVICE PROVIDERS

     (1) TRANSFER AGENT/DIVIDEND-PAYING AGENT

     Morgan Stanley Trust is the Transfer Agent for the Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, 2nd Floor, Jersey City, NJ 07311.

     (2) CUSTODIAN AND INDEPENDENT AUDITORS


     The Bank of New York, 100 Church Street, New York, NY 10286, is the Custodian for the Fund's assets. Any of the Fund's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.

     Deloitte & Touche LLP, Two World Financial Center, New York, NY 10281, serves as the independent auditors of the Fund. The independent auditors are responsible for auditing the annual financial statements of the Fund.


     (3) AFFILIATED PERSONS

     The Transfer Agent is an affiliate of the Investment Manager and the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from the Fund and is reimbursed for its out-of-pocket expenses in connection with such services.


G. CODES OF ETHICS

     The Fund, the Investment Manager and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Codes of Ethics are designed to detect and prevent improper personal trading. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Fund, subject to a number of restrictions and controls including prohibitions against purchases of securities in an Initial Public Offering and a preclearance requirement with respect to personal securities transactions.


VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
--------------------------------------------------------------------------------
A. BROKERAGE TRANSACTIONS

     Subject to the general supervision of the Trustees, the Investment Manager is responsible for decisions to buy and sell securities for each Series, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Each Series expects that the primary market for the securities in which it intends to invest will generally be the over-the-counter market. Securities are generally traded in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Each Series also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. On occasion each Series may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid.


     For the fiscal years ended November 30, 2001 and 2002, the Fund paid no such brokerage commissions or concessions. For the fiscal year ended November 30, 2003, the Arizona Series, the Florida Series, the New Jersey Series and the Pennsylvania Series paid $646, $499, $591 and $2,030, respectively, in brokerage commissions or concessions.


B. COMMISSIONS

     Pursuant to an order of the SEC, each Series may effect principal transactions in certain money market instruments with Morgan Stanley DW. Each Series will limit its transactions with Morgan Stanley DW to U.S. government and government agency securities, bank money instruments (i.e. certificates of deposit and bankers' acceptances) and commercial paper (not including tax-exempt municipal paper). The transactions will be effected with Morgan Stanley DW only when the price available from Morgan Stanley DW is better than that available from other dealers.


     During the fiscal years ended November 30, 2001, 2002 and 2003, the Fund did not effect any principal transactions with Morgan Stanley DW.


     Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Morgan Stanley DW, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for any Series, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. Each Series does not reduce the management fee it pays to the Investment Manager by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.


     During the fiscal years ended November 30, 2001, 2002 and 2003, the Fund paid no brokerage commissions to an affiliated broker or dealer.


C. BROKERAGE SELECTION

     The policy of the Fund regarding purchases and sales of securities for each Series' portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions.

     In seeking to implement the Fund's policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Investment Manager from brokers and dealers may be utilized by the Investment Manager and any of its asset management affiliates in the management of accounts of some of their other clients and may not in all cases benefit the Fund directly.

     While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Investment Manager and thereby reduce its expenses, it is of indeterminable value and the Fund does not reduce the management fee it pays to the Investment Manager by any amount that may be attributable to the value of such services.

     Subject to the principle of obtaining best price and execution, the Investment Manager may consider a broker-dealer's sales of shares of a Series as a factor in selecting from among those broker-dealers qualified to provide comparable prices and execution on the Series' portfolio transactions. The Fund does not, however, require a broker-dealer to sell shares of a Series in order for it to be considered to execute portfolio transactions, and will not enter into any arrangement whereby a specific amount or percentage of a Series' transactions will be directed to a broker which sells shares of the Series to customers. The Trustees review, periodically, the allocation of brokerage orders to monitor the operation of these policies.

     The Investment Manager and certain of its affiliates currently serve as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Investment Manager and its affiliates to cause purchase and sale transactions to be allocated among clients whose assets they manage (including each Series) in such manner as they deem equitable. In making such allocations among each Series and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of each Series and other client accounts. The Investment Manager and its affiliates may operate one or more order placement facilities and each facility will implement order allocation in accordance with the procedures described above. From time to time, each facility may transact in a security at the same time as other facilities are trading in that security.

D. DIRECTED BROKERAGE


     During the fiscal year ended November 30, 2003, the Fund did not pay any brokerage commissions to brokers because of research services provided.


E. REGULAR BROKER-DEALERS


     During the fiscal year ended November 30, 2003, the Fund did not purchase securities issued by brokers or dealers that were among the ten brokers or the ten dealers which executed transactions for or with the Fund in the largest dollar amounts during the year. At November 30, 2003, the Fund did not own any securities issued by any of such issuers.


VII. CAPITAL STOCK AND OTHER SECURITIES
--------------------------------------------------------------------------------
     The shareholders of each Series of the Fund are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of the Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges.

     The Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any series. The Trustees have not presently authorized any such additional series or Classes of shares other than as set forth in the Prospectus.

     The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by action of the Trustees. In addition, under certain circumstances, the shareholders may call a meeting to remove Trustees and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

     Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Fund, the risk to Fund shareholders of personal liability is remote.


     All of the Trustees, except for James F. Higgins, Joseph J. Kearns and Fergus Reid, have been elected by the shareholders of the Fund, most recently at a Special Meeting of Shareholders held on May 21, 1997. The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund.



VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------
A. PURCHASE/REDEMPTION OF SHARES

     Information concerning how the shares of each Series are offered to the public (and how they are redeemed and exchanged) is provided in the Fund's Prospectus.

     TRANSFER AGENT AS AGENT. With respect to the redemption or repurchase of Series shares, the application of proceeds to the purchase of new shares in a Series or any other Morgan Stanley Funds and the general administration of the exchange privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent is liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund is not liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.

     The Distributor and any authorized broker-dealer have appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of shares of any other Morgan Stanley Fund and the general administration of the exchange privilege. No commission or discounts will be paid to the Distributor or any authorized broker-dealer for any transaction pursuant to the exchange privilege.

     OUTSIDE BROKERAGE ACCOUNTS. If a shareholder wishes to maintain his or her fund account through a brokerage company other than Morgan Stanley DW, he or she may do so only if the Distributor has entered into a selected dealer agreement with that brokerage company. Accounts maintained through a brokerage company other than Morgan Stanley DW may be subject to certain restrictions on subsequent purchases and exchanges. Please contact your brokerage company or the Transfer Agent for more information.


B. OFFERING PRICE

     The price of each Series, called "net asset value," is based on the value of each Series' portfolio securities.

     Portfolio securities (other than short-term debt securities and futures and options) are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities for each Series it uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities for each Series are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available to the Fund for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service, using the procedures outlined above and subject to periodic review, are more likely to approximate the fair value of such securities. The Investment Manager will periodically review and evaluate the procedures, methods and quality of services provided by the pricing service then being used by the Fund and may, from time to time, recommend to the Trustees the use of other pricing services or discontinuance of the use of any pricing service in whole or part. The Trustees may determine to approve such recommendation or take other provisions for pricing of the portfolio securities for each Series.

     Short-term taxable debt securities with remaining maturities of 60 days or less at time of purchase are valued at amortized cost, unless the Trustees determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark to market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Trustees determine such does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Trustees. Listed options on debt securities are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case, they will be valued at the mean between their closing bid and asked prices. Unlisted options on debt securities are valued at the mean between their latest bid and asked price. Futures are valued at the latest price published by the commodities exchange on which they trade unless the Trustees determines that such price does not reflect their fair value, in which case they will be valued at their fair market value as determined by the Trustees. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.


     Listed options on debt securities are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they will be valued at the mean between their latest bid and asked prices. Unlisted options on debt securities and all options on equity securities are valued at the mean between their latest bid and asked prices. Futures are valued at the latest price published by the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.



IX. TAXATION OF THE FUND AND SHAREHOLDERS
--------------------------------------------------------------------------------

     Each Series generally will make three basic types of distributions: tax-exempt dividends, ordinary dividends and long-term capital gain distributions. These types of distributions are reported differently on a shareholder's income tax return. The tax treatment of the investment activities of each Series will affect the amount, timing and character of the distributions made by the Series. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.


     INVESTMENT COMPANY TAXATION. Each Series intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As such, each Series will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it distributes such income and capital gains to its shareholders.

     Each Series generally intends to distribute sufficient income and gains so that the Series will not pay corporate income tax on its earnings. Each Series also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, a Series may instead determine to retain all or part of any net long-term capital gains in any year for reinvestment. In such event, such Series will pay federal income tax (and possibly excise tax) on such retained gains.

     Gains or losses on sales of securities by a Series will be long-term capital gains or losses if the securities have a tax holding period of more than one year at the time of such sale. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term capital gains or losses. Special tax rules may change the normal treatment of gains and losses recognized by a Series when such Series invests in options and futures transactions. Those special tax rules can, among other things, affect the treatment of capital gain or loss as long-term or short-term. The application of these special rules would therefore also affect the character of distributions made by such Series.

     In computing net investment income, each Series will amortize any premiums and original issue discounts on securities owned, if applicable. Capital gains or losses realized upon sale or maturity of such securities will be based on their amortized cost.

     All or a portion of any gain from tax-exempt obligations purchased at a market discount may be treated as ordinary income rather than capital gain.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal securities for investment by a Series could be affected. In that event, each Series would re-evaluate its investment objective and policies.

     TAXATION OF DIVIDENDS AND DISTRIBUTIONS. Each Series intends to qualify to pay "exempt-interest dividends" to its shareholders by maintaining, as of the close of each quarter of each of its taxable years, at least 50% of the value of its assets in tax-exempt securities. An exempt-interest dividend is that part of the dividend distributions made by a Series which consists of interest received by the Series on tax-exempt securities upon which the shareholder incurs no federal income taxes. Exempt-interest dividends are included, however, in determining what portion, if any, of a person's Social Security benefits are subject to federal income tax.

     Each Series intends to invest a portion of its assets in certain "private activity bonds". As a result, a portion of the exempt-interest dividends paid by each Series will be an item of tax preference to shareholders subject to the alternative minimum tax. Certain corporations which are subject to the alternative minimum tax may also have to include exempt-interest dividends in calculating their alternative minimum taxable income in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.


     Shareholders will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of net short-term capital gains. Such dividends and distributions are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash.

     Distributions of net long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held the Series shares and regardless of whether the distribution is received in additional shares or in cash. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders generally is 15%. Without future congressional action, the maximum tax rate on long-term capital gains would return to 20% in 2009, and the maximum rate on dividends would move to 35% in 2009 and 39.6% in 2011. Since the income of each Series is expected to be derived entirely from interest rather than dividends, it is anticipated that no portion of such dividend distributions will be eligible for the federal dividends received deduction available to corporations.

     Shareholders are generally taxed on any ordinary dividend or capital gain distributions from a Series in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December and paid in January then such amounts will be treated for tax purposes as received by the shareholders on December 31, to shareholders of record of such month.

     Individuals are often exempt from state and local personal income taxes on distributions of tax-exempt dividends derived from assets located in the state in which they reside, but are usually subject to state and local taxes on distributions of tax-exempt dividends derived from assets located in other states. Shareholders should consult their tax advisers as to any other state and local taxes that apply to the dividends and distributions received from a Series.


     Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by a Series of any taxable interest income and short term capital gains.

     After the end of each calendar year, shareholders will be sent information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, the portion taxable as long-term capital gains and the percentage of any distributions which constitute an item of tax preference for purposes of the alternative minimum tax.

     PURCHASES AND REDEMPTIONS AND EXCHANGES OF SERIES SHARES. Any dividend or capital gains distribution received by a shareholder from a Series will have the effect of reducing the net asset value of the shareholder's stock in the Series by the exact amount of the dividend or capital gains distribution. Furthermore, capital gains distributions and some portion of the dividends may be subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized long-term capital gains, such payment or distribution would be in part a return of the shareholder's investment but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing shares of a Series immediately prior to a distribution record date.


     In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Series shares is normally treated as a sale for tax purposes. Shares of a Series held for a period of one year or less at the time of such sale or redemption will, for tax purposes, generally result in short-term capital gains or losses and those held for more than one year will generally result in long-term capital gains or losses. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders generally is 15%. Without future congressional action, the maximum tax rate on long-term capital gains would return to 20% in 2009. Any loss realized by shareholders upon a sale or redemption of shares within six months of the date of their purchase will be
(i) treated as a long-term capital loss to the extent of any distributions of net long-term capital gains and (ii) disallowed to the extent of exempt interest dividends received with respect to such shares.

     Gain or loss on the sale or redemption of shares in the Series is measured by the difference between the amount received and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.

     Exchanges of shares in a Series for shares of another Series or for shares of other Morgan Stanley Funds, are also subject to similar tax treatment. Such an exchange is treated for tax purposes as a sale of the original shares in the first Series, followed by the purchase of shares in the second Series or Fund.


     If a shareholder realizes a loss on the redemption or exchange of shares in a Series and reinvests in shares of such Series within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes.


     OTHER CONSIDERATIONS. Interest on indebtedness incurred by shareholders to purchase or carry shares of the Series is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of a Series. "Substantial user" is defined generally by Treasury Regulations Section 1.103-11(b) as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds.


     THE ARIZONA SERIES -- SPECIAL TAX CONSIDERATIONS. Under a ruling issued by the Arizona Department of Revenue in 2002, distributions from the Arizona Series that are received by shareholders that are Arizona taxpayers will not be subject to Arizona income tax to the extent that those distributions are attributable to interest on tax-exempt obligations of the State of Arizona or interest on obligations of the United States. Distributions from the Arizona Series attributable to obligations of the governments of Puerto Rico, the Virgin Islands and Guam, and certain obligations of American Samoa and the Northern Mariana Islands also are excludible from Arizona income tax pursuant to federal law. Other distributions from the Arizona Series, including those related to short-term and long-term capital gains, generally will be taxable under Arizona law when received by Arizona taxpayers. Like federal law, Arizona law allows taxpayers a deduction for interest on indebtedness incurred to purchase property held for investment to the extent of such taxpayer's net investment income. However, interest on indebtedness incurred (directly or indirectly) by a shareholder to purchase or carry shares of the Arizona Series is not deductible for Arizona income tax purposes to the extent that the Arizona Series holds tax-exempt obligations of the State of Arizona, obligations of the United States, or obligations of Puerto Rico, the Virgin Islands and Guam, or certain obligations of American Samoa and the Northern Mariana Islands.


     The foregoing discussion assumes that in each taxable year the Arizona Series qualifies and elects to be taxed as a regulated investment company for federal income tax purposes. In addition, the following discussion assumes that in each taxable year the Arizona Series qualifies to pay exempt-interest dividends by complying with the requirement of the Code that at least 50% of its assets at the close of each quarter of its taxable year is invested in state, municipal or other obligations, the interest on which is excluded from gross income for federal income tax purposes pursuant to section 103(a) of the Code.

     THE FLORIDA SERIES -- SPECIAL TAX CONSIDERATIONS. Under existing Florida law, neither the State of Florida nor any of its political subdivisions or other governmental authorities may impose an income tax on individuals. Accordingly, individual shareholders of the Florida Series will not be subject to any Florida state or local income taxes on income derived from investments in the Florida Series. However, such income may be subject to state or local income taxation under applicable state or local laws in jurisdictions other than Florida. In addition, the income received from the Florida Series may be subject to estate taxes under present Florida law and certain corporations may be subject to the taxes imposed by Chapter 220, Florida Statutes, on interest, income or profits on debt obligations owned by corporations as defined in said Chapter 220.

     The State of Florida also imposes an annual tax of 2 mills on each dollar ($2.00 per $1,000) of the just valuation of all intangible personal property that has a taxable situs within the State with certain exemptions and limitations. However, the entire value of a shareholder's interest in the Florida Series will be exempt from Florida's intangible personal property tax if, as is intended, all of the investments and other assets held by the Florida Series on each annual assessment date are exempt individually from the intangible personal property tax. It presently is the policy and intention of the Fund and the Investment Manager to manage the Florida Series in such a manner as to ensure that on each annual assessment date the Florida Series will consist of only those investments and other assets which are exempt from the Florida intangible personal property tax. Accordingly, it is unlikely that any shareholder of the Florida Series will ever be subject to such tax. In the event that the Florida Series includes investments or other assets on the annual assessment date which may subject shareholders to the Florida intangible personal property tax, the Fund shall so notify the Shareholders.

     THE NEW JERSEY SERIES -- SPECIAL TAX CONSIDERATIONS. Under existing New Jersey law, as long as the New Jersey Series qualifies as a "qualified investment fund," shareholders of the New Jersey Series may exclude certain distributions from the New Jersey Series from gross income for purposes of calculating the New Jersey gross income tax imposed on individuals, estates and certain trusts. Distributions permitted to be excluded are those that are attributable to interest or gain from obligations (1) issued by or on behalf of New Jersey or any county, municipality, school or other district, agency, authority, commission, instrumentality, public corporation, body corporate and politic or political subdivision of New Jersey, or (2) statutorily free from New Jersey or local taxation under other acts of New Jersey or under the laws of the United States.

     A "qualified investment fund", as defined by applicable New Jersey law, is any investment company or trust registered with the Securities Exchange Commission, or any series of such investment company or trust, which, for the calendar year in which the distribution is paid, (a) has no investments other than interest-bearing obligations, obligations issued at a discount, and cash and cash items, including receivables, and financial options, futures, forward contracts, or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto; and (b) has not less than 80% of the aggregate principal amount of all its investments, excluding financial options, futures, forward contracts, or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized by section 851(b) of the federal Internal Revenue Code, 26 U.S.C. (section) 851(b), cash and cash items (including receivables), in obligations of the types described in the preceding paragraph. Failure to satisfy the "80% investment test" described in clause (b) of the preceding sentence, even if necessary to maintain a "defensive" position, would cause all distributions from the New Jersey Series to be included in the gross income of shareholders for purposes of calculating the New Jersey gross income tax.

     The foregoing exclusion applies only to shareholders who are individuals, estates, and trusts, subject to the New Jersey gross income tax. That tax does not apply to corporations, and while certain qualifying distributions are exempt from corporation income tax, all distributions will be reflected in the net income tax base for purposes of computing the corporation business tax.

     The New Jersey Series will notify shareholders by February 15 of each calendar year as to the portion of its distributions for the preceding calendar year that is exempt from federal income and New Jersey income taxes.



     THE PENNSYLVANIA SERIES -- SPECIAL TAX CONSIDERATIONS. Individual shareholders of the Pennsylvania Series resident in the Commonwealth of Pennsylvania will not be subject to Pennsylvania personal income tax on distributions received from the Pennsylvania Series to the extent such distributions are attributable to interest on tax-exempt obligations of the Commonwealth, its agencies, authorities and political subdivisions or obligations of the United States or of the Governments of Puerto Rico, the Virgin Islands and Guam. Other distributions from the Pennsylvania Series, including capital gains generally and interest on securities not described in the preceding sentence, generally will not be exempt from Pennsylvania personal income tax.

     Other than the School District of Philadelphia, political subdivisions of the Commonwealth have not been authorized to impose an unearned income tax upon resident individuals. Individual shareholders who reside in the Philadelphia School District will not be subject to the School District Unearned Income Tax on (i) distributions received from the Pennsylvania Series to the extent that such distributions are exempt from Pennsylvania personal income tax, or (ii) distributions of capital gains income by the Pennsylvania Series.

     Corporate shareholders who are subject to Pennsylvania corporate net income tax will not be subject to that tax on distributions by the Pennsylvania Series that qualify as "exempt-interest dividends" under Section 852(b)(5) of the U.S. Internal Revenue Code or are attributable to interest on obligations of the United States or agencies or instrumentalities thereof. For capital stock/foreign franchise tax purposes, corporate shareholders must normally reflect their investment in the Pennsylvania Series and the dividends received thereon in the determination of the taxable value of their capital stock.

     The Pennsylvania Series will not be subject to corporate net income tax or other corporate taxation in Pennsylvania.


     A Pennsylvania statute purports to authorize counties to impose a tax on intangible personal property of their residents. This tax is not currently imposed by any county. Shares in the Pennsylvania Series constitute intangible personal property. However, shares in the Pennsylvania Series will not be subject to intangible personal property taxation to the extent that the intangible personal property owned in the portfolio of the Pennsylvania Series would not be subject to such taxation if owned directly by a resident of Pennsylvania. The Pennsylvania Series will invest predominantly in obligations of the Commonwealth, its agencies, authorities and political subdivisions, or obligations of the United States or the Governments of Puerto Rico, the Virgin Islands or Guam, which obligations are not subject to intangible personal property taxation in Pennsylvania. Only the fraction, if any, of the value of the Pennsylvania Series' portfolio not invested in securities described in the preceding sentence would be subject to any applicable intangible personal property tax.

X. UNDERWRITERS
--------------------------------------------------------------------------------
     The shares of each Series are offered to the public on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plans."


XI. PERFORMANCE DATA
--------------------------------------------------------------------------------
     For the 30 day period ended November 30, 2003, the yields for the Arizona Series, the Florida Series, the New Jersey Series and the Pennsylvania Series were 3.23%, 3.26%, 3.52% and 3.62%, respectively.

     The tax-equivalent yield for the Arizona Series, the Florida Series, the New Jersey Series, and the Pennsylvania Series based upon a combined federal and respective State personal income tax bracket of 38.28%, 35.00%, 39.14%, and 36.82% respectively, for the 30 day period ended November 30, 2003, were 5.23%, 5.02%, 5.78% and 5.73% respectively, based upon the respective yields quoted above.

       AVERAGE ANNUAL RETURNS ASSUMING DEDUCTION OF MAXIMUM SALES CHARGE
                        PERIOD ENDED NOVEMBER 30, 2003



SERIES                           INCEPTION DATE      1 YEAR      5 YEARS     10 YEARS     LIFE OF FUND
------                           --------------      ------      -------     --------     ------------
Arizona Series ..............       04/30/91          2.94%       3.99%        4.72%         5.97%
Florida Series ..............       01/15/91          2.56%       3.98%        4.91%         6.27%
New Jersey Series ...........       01/15/91          1.86%       3.78%        4.80%         6.26%
Pennsylvania Series .........       01/15/91          2.98%       4.12%        4.90%         6.33%

         AVERAGE ANNUAL RETURNS ASSUMING NO DEDUCTION OF SALES CHARGE
                        PERIOD ENDED NOVEMBER 30, 2003




SERIES                            INCEPTION DATE      1 YEAR      5 YEARS     10 YEARS     LIFE OF FUND
------                            --------------      ------      -------     --------     ------------
Arizona Series ...............      04/30/91           7.23%       4.85%        5.15%         6.31%
Florida Series ...............      01/15/91           6.84%       4.83%        5.34%         6.60%
New Jersey Series ............      01/15/91           6.10%       4.63%        5.23%         6.60%
Pennsylvania Series ..........      01/15/91           7.27%       4.97%        5.33%         6.66%



         AGGREGATE TOTAL RETURNS ASSUMING NO DEDUCTION OF SALES CHARGE
                        PERIOD ENDED NOVEMBER 30, 2003



SERIES                            INCEPTION DATE      1 YEAR       5 YEARS      10 YEARS     LIFE OF FUND
------                            --------------      ------       -------      --------     ------------
Arizona Series ...............      04/30/91           7.23%        26.69%       65.17%        115.99%
Florida Series ...............      01/15/91           6.84%        26.59%       68.20%        127.81%
New Jersey Series ............      01/15/91           6.10%        25.37%       66.54%        127.66%
Pennsylvania Series ..........      01/15/91           7.27%        27.46%       68.01%        129.47%



           AVERAGE ANNUAL TOTAL RETURNS AFTER TAXES ON DISTRIBUTIONS
                 (ASSUMING DEDUCTION OF MAXIMUM SALES CHARGE)
                        PERIOD ENDED NOVEMBER 30, 2003



SERIES                            INCEPTION DATE      1 YEAR       5 YEARS      10 YEARS     LIFE OF FUND
------                            --------------      ------       -------      --------     ------------
Arizona Series ...............      04/30/91           2.75%         3.89%        4.66%         5.92%
Florida Series ...............      01/15/91           2.24%         3.76%        4.80%         6.18%
New Jersey Series ............      01/15/91           1.71%         3.68%        4.74%         6.19%
Pennsylvania Series ..........      01/15/91           2.86%         4.05%        4.84%         6.28%



   AVERAGE ANNUAL TOTAL RETURNS AFTER TAXES ON DISTRIBUTIONS AND REDEMPTIONS
                 (ASSUMING DEDUCTION OF MAXIMUM SALES CHARGE)
                        PERIOD ENDED NOVEMBER 30, 2003



SERIES                            INCEPTION DATE      1 YEAR      5 YEARS     10 YEARS     LIFE OF FUND
------                            --------------      ------      -------     --------     ------------
Arizona Series ...............      04/30/91           3.45%       4.16%        4.73%         5.86%
Florida Series ...............      01/15/91           3.43%       4.25%        4.92%         6.13%
New Jersey Series ............      01/15/91           2.85%       4.06%        4.82%         6.13%
Pennsylvania Series ..........      01/15/91           3.58%       4.33%        4.89%         6.20%


XII. FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     EXPERTS. The financial statements of the Fund for the fiscal year ended November 30, 2003 included in this Statement of Additional Information and incorporated by reference in the Prospectus have been so included and incorporated in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in auditing and accounting.

                                   * * * * *

     This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC.

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA SERIES PORTFOLIO OF INVESTMENTS [ ] NOVEMBER 30, 2003


 PRINCIPAL
 AMOUNT IN                                                                              COUPON    MATURITY
 THOUSANDS                                                                               RATE       DATE         VALUE
--------------------------------------------------------------------------------------------------------------------------
             Arizona Tax-Exempt Municipal Bonds*(95.0%)
             General Obligation (10.0%)
 $    500    Maricopa County Community College District, Refg Ser 2002 ..............    5.25%    07/01/11    $   568,945
    1,000    Maricopa County School District, Project of 2002 Ser A (FSA) ...........    5.00     07/01/17      1,079,390
    1,000    Puerto Rico, Public Improvement Ser 1998 (MBIA) ........................    6.00     07/01/16      1,210,120
 --------                                                                                                     -----------
    2,500                                                                                                       2,858,455
 --------                                                                                                     -----------
             Educational Facilities Revenue (11.3%)
             Arizona Board of Regents,
    1,000      Arizona State University Ser 2002 COPs (MBIA) ........................    5.375    07/01/19      1,088,860
    1,000      Northern Arizona University Ser 2002 (FGIC) ..........................    5.00     06/01/30      1,018,380
    1,000      University of Arizona Ser 2001 A COPs (Ambac) ........................    5.50     06/01/18      1,113,870
 --------                                                                                                     -----------
    3,000                                                                                                       3,221,110
 --------                                                                                                     -----------
             Electric Revenue (11.3%)
    1,000    Arizona Power Authority, Hoover Uprating Refg Ser 2001 .................    5.25     10/01/17      1,124,440
    1,000    Salt River Project Agricultural Improvement & Power District,
               Refg 2002 Ser A ......................................................    5.25     01/01/19      1,085,320
    1,000    Puerto Rico Electric Power Authority, Ser 2003 NN ......................    5.125    07/01/29      1,020,460
 --------                                                                                                     -----------
    3,000                                                                                                       3,230,220
 --------                                                                                                     -----------
             Hospital Revenue (7.5%)
    1,000    Pima County Industrial Development Authority, Carondelet Health Care
               Ser 1993 (MBIA) ......................................................    5.25     07/01/13      1,115,180
    1,000    Scottsdale Industrial Development Authority, Scottsdale Health Care
 --------      Ser 2001 .............................................................    5.80     12/01/31      1,031,760
                                                                                                              -----------
    2,000                                                                                                       2,146,940
 --------                                                                                                     -----------
             Industrial Development/Pollution Control Revenue (3.5%)
    1,000    Greenlee County Industrial Development Authority, Phelps Dodge Corp
 --------      Refg 1994 ............................................................    5.45     06/01/09      1,000,340
                                                                                                              -----------
             Mortgage Revenue - Single Family (1.7%)
      465    Maricopa County Industrial Development Authority, Ser 2000-1C (AMT)         6.25     12/01/30        479,931
 --------                                                                                                     -----------
             Public Facilities Revenue (19.2%)
             Arizona School Facilities Board,
    1,000      School Improvement, Ser 2001 .........................................    5.00     07/01/19      1,058,040
    1,000      School Improvement, Ser 2002 .........................................    5.25     07/01/20      1,080,650
    1,100    Flagstaff Municipal Facilities Corporation, Ser 2003 (Ambac) ...........    5.25     07/01/20      1,189,023


                       See Notes to Financial Statements
                                       48

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA SERIES PORTFOLIO OF INVESTMENTS [ ] NOVEMBER 30, 2003 CONTINUED



 PRINCIPAL
 AMOUNT IN                                                                             COUPON      MATURITY
 THOUSANDS                                                                              RATE         DATE          VALUE
-----------                                                                          ---------- -------------- -------------
  $ 1,000    Phoenix Civic Improvement Corporation, Phoenix Municipal Courthouse
               Sr Lien Excise Tax Ser 1999 A .......................................    5.25%        07/01/24    $ 1,051,520
    1,000    Phoenix Industrial Development Authority, Capital Mall LLC Ser 2000
               (Ambac) .............................................................    5.375        09/15/22      1,080,880
  -------                                                                                                        -----------
    5,100                                                                                                          5,460,113
  -------                                                                                                        -----------
             Transportation Facilities Revenue (14.9%)
    1,000    Arizona Transportation Board, Highway Ser 2001 ........................    5.25         07/01/20      1,079,820
    1,000    Phoenix Civic Improvement Corporation, Sr Lien Airport
               Ser 2002 B (AMT) (FGIC) .............................................    5.75         07/01/19      1,093,060
    1,000    Phoenix, Street & Highway Jr Lien Refg Ser 2002 (FGIC) ................    5.00         07/01/11      1,121,150
    1,000    Puerto Rico Highway & Transportation Authority, Ser 1998 A # ..........    4.75         07/01/38        962,990
  -------                                                                                                        -----------
    4,000                                                                                                          4,257,020
  -------                                                                                                        -----------
             Water & Sewer Revenue (11.5%)
    1,000    Arizona Water Infrastucture Finance Authority, Ser 2001 A .............    5.375        10/01/18      1,106,820
    1,000    Gilbert, Water & Wastewater Refg Ser 1992 (FGIC) ......................    6.50         07/01/22      1,040,090
             Tucson,
      500      Water Refg Ser 2002 (FGIC) ..........................................    5.50         07/01/17        563,715
      500      Water Refg Ser 2002 (FGIC) ..........................................    5.50         07/01/18        560,205
  -------                                                                                                        -----------
    3,000                                                                                                          3,270,830
  -------                                                                                                        -----------
             Refunded (4.1%)
    1,000    Phoenix, Ser 2000 .....................................................   5.875         07/01/10(+)   1,168,480
  -------                                                                                                        -----------
   25,065    Total Arizona Tax-Exempt Municipal Bonds (Cost $25,529,671).....................................     27,093,439
  -------                                                                                                        -----------
             Short-Term Arizona Tax-Exempt Municipal Obligations (2.5%)
      400    Pinal County Industrial Development Authority, Newmont Mining Co
               Ser 1984 (Demand 12/01/03) ..........................................    1.10**       12/01/09        400,000
      300    Tempe, Tempe Center for the Arts Ser 2002 (Demand 12/01/03) ...........    1.10**       07/01/20        300,000
  -------                                                                                                        -----------
      700    Total Short-Term Arizona Tax-Exempt Municipal Obligations (Cost $700,000).......................        700,000
  -------                                                                                                        -----------
  $25,765    Total Investments (Cost $26,229,671) (a) (b) .....................................          97.5%    27,793,439
  =======
             Other Assets in Excess of Liabilities ............................................           2.5        715,312
                                                                                                      -------    -----------
             Net Assets .......................................................................         100.0%   $28,508,751
                                                                                                      =======    ===========




                       See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA SERIES PORTFOLIO OF INVESTMENTS [ ] NOVEMBER 30, 2003 CONTINUED


------------
   AMT   Alternative Minimum Tax.
  COPs   Certificates of Participation.
    *    Puerto Rico issues represent 11.2% of net assets.
   **    Current coupon of variable rate demand obligation.
   # This security has been physically segregated in connection with open futures contracts.
  (+)    Prerefunded to call date shown.
  (a) Securities have been designated as collateral in an amount equal to $5,165,287 in connection with the open futures contracts.
  (b) The aggregate cost for federal income tax purposes is $26,229,499. The aggregate gross and net unrealized appreciation is $1,563,940.

Bond Insurance:
---------------
  Ambac  Ambac Assurance Corporation.
  FGIC   Financial Guaranty Insurance Company.
  FSA    Financial Security Assurance Inc.
  MBIA   Municipal Bond Investors Assurance Corporation.


FUTURES CONTRACTS OPEN AT NOVEMBER 30, 2003:




                                    DESCRIPTION,          UNDERLYING
    NUMBER OF                      DELIVERY MONTH         FACE AMOUNT     UNREALIZED
    CONTRACTS     LONG/SHORT          AND YEAR             AT VALUE      APPRECIATION
---------------- ------------ ------------------------ ---------------- -------------
      30             Short    U.S. Treasury Note 5 Yr   $(3,311,250)       $19,546
                                     March/2004
      25             Short    U.S. Treasury Note 10 Yr   (2,772,266)
                                     March/2004                             25,064
                                                                           -------
                              Total unrealized appreciation ...........    $44,610
                                                                           =======




                       See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES PORTFOLIO OF INVESTMENTS [ ] NOVEMBER 30, 2003



 PRINCIPAL
 AMOUNT IN                                                                             COUPON      MATURITY
 THOUSANDS                                                                              RATE         DATE          VALUE
---------------------------------------------------------------------------------------------------------------------------
             Florida Tax-Exempt Municipal Bonds*(95.6%)
             Educational Facilities Revenue (2.7%)
 $  1,000    Volusia County Educational Facilities Authority, Embry-Riddle
 --------      Aeronautical University Ser 1996 A ...................................   6.125%      10/15/16    $ 1,027,870
                                                                                                                -----------
             Electric Revenue (11.8%)
    1,000    Gainesville, Utilities 2003 Ser A (FSA) ................................   5.00        10/01/33      1,021,380
    1,000    Jacksonville Electric Authority, St Johns Power Park Issue 2 Ser 7 .....   5.00        10/01/18      1,051,220
    2,000    Lakeland, Refg Ser 1999 A (MBIA) .......................................   0.00        10/01/14      1,273,780
    1,000    Orlando Utilities Commission, Water & Electric Ser 2001 ................   5.25        10/01/19      1,081,230
 --------                                                                                                       -----------
    5,000                                                                                                         4,427,610
 --------                                                                                                       -----------
             Hospital Revenue (11.3%)
    1,000    Alachua County Health Facilities Authority, Shands Teaching
             Hospital & Clinics Ser 1996 A (MBIA)....................................   6.25        12/01/11      1,198,100
    1,000    Jacksonville, University Medical Center Ser 1992 (Connie Lee) ..........   6.60        02/01/21      1,020,200
      885    Polk County Industrial Development Authority, Winter Haven Hospital
               1985 Ser 2 (MBIA) ....................................................   6.25        09/01/15        906,373
    1,000    Tampa, Catholic Health East Ser 1998 A-1 (MBIA) ........................   5.50        11/15/14      1,142,100
 --------                                                                                                       -----------
    3,885                                                                                                         4,266,773
 --------                                                                                                       -----------
             Public Facilities Revenue (24.7%)
    1,000    Alachua County School Board, Ser 2001 COPs (Ambac) .....................   5.00        07/01/21      1,043,590
    1,000    Hillsborough County School District, Sales Tax Refg (Ambac) ............   5.375       10/01/20      1,095,170
    1,500    Jacksonville, Sales Tax Ser 2001 (Ambac) ...............................   5.50        10/01/17      1,685,070
    1,000    Lake County School Board, Ser 2002 COPs (Ambac) ........................   5.375       07/01/18      1,097,960
    1,000    Osceola County, Sales Surtax Ser 2002 (Ambac) ..........................   5.375       10/01/21      1,080,990
    1,000    Osceola County School District, Ser 2001 (FGIC) ........................   5.125       06/01/25      1,036,260
    1,000    Palm Beach County, Criminal Justice Ser 1997 (FGIC) ....................   5.75        06/01/13      1,170,150
    1,000    Tampa, Sales Tax Ser A 2001 (Ambac) ....................................   5.375       10/01/21      1,081,840
 --------                                                                                                       -----------
    8,500                                                                                                         9,291,030
 --------                                                                                                       -----------
             Recreational Facilities Revenue (2.7%)
    1,000    Miami Sports & Exhibition Authority, Refg Ser 1992 A (FGIC) ............   6.15        10/01/20      1,013,800
 --------                                                                                                       -----------
             Retirement & Life Care Facilities Revenue (2.7%)
    1,000    Escambia County Health Facilities Authority, Ascension Health
 --------       Ser 2002 C ..........................................................   5.25        11/15/32      1,021,460
                                                                                                                -----------
             Transportation Facilities Revenue (18.3%)
    1,000    Greater Orlando Aviation Authority, Ser 1997 (AMT) (FGIC) ..............   5.75        10/01/11      1,134,370
    1,000    Miami-Dade County Aviation, Miami Int'l Airport Ser 2003 A (AMT)
               (FGIC) ...............................................................   5.00        10/01/33      1,007,280


                       See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES PORTFOLIO OF INVESTMENTS [ ] NOVEMBER 30, 2003 CONTINUED



 PRINCIPAL
 AMOUNT IN                                                                               COUPON      MATURITY
 THOUSANDS                                                                                RATE         DATE           VALUE
-----------------------------------------------------------------------------------------------------------------------------
  $ 2,000    Mid-Bay Bridge Authority, Refg Ser 1993 A (Ambac) ...................... 5.95 %         10/01/22    $ 2,245,700
    1,500    Osceola County, Osceola Parkway (MBIA) ................................. 6.10           04/01/17      1,520,880
    1,000    Puerto Rico Highway & Transportation Authority, Ser 1998 A ............. 4.75           07/01/38        962,990
  -------                                                                                                        -----------
    6,500                                                                                                          6,871,220
  -------                                                                                                        -----------
             Water & Sewer Revenue (17.1%)
    1,000    Broward County, Utility Ser 2003 (MBIA) ................................ 5.00           10/01/24      1,030,120
    2,000    Dade County, Water & Sewer Ser 1995 (FGIC) ............................. 5.50           10/01/25      2,141,340
    1,000    Florida Governmental Utility Authority, Golden Gate Ser 1999
               (Ambac) .............................................................. 5.25           07/01/18      1,088,460
    1,000    Lakeland, Water & Wastewater Refg & Impr Ser 2002 ...................... 5.00           10/01/32      1,016,230
    1,000    Sunrise, Utility Refg Ser 1998 (Ambac) ................................. 5.50           10/01/18      1,145,420
  -------                                                                                                        -----------
    6,000                                                                                                          6,421,570
  -------                                                                                                        -----------
             Refunded (4.3%)
    1,500    Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM) # ..... 5.375          10/01/24      1,620,180
  -------                                                                                                        -----------
   34,385    Total Florida Tax-Exempt Municipal Bonds (Cost $33,800,293).....................................     35,961,513
  -------                                                                                                        -----------
             Short-Term Florida Tax-Exempt Municipal Obligations (2.9%)
      700    Jacksonville Electric Authority, 2000 Ser A (Demand 12/01/03) .......... 1.10**         10/01/10        700,000
      400    Orange County School Board, 2000 Ser B COPs (Ambac)
  -------      (Demand 12/01/03) .................................................... 1.08**         08/01/25        400,000
                                                                                                                 -----------
    1,100    Total Short-Term Florida Tax-Exempt Obligations (Cost $1,100,000)...............................      1,100,000
  -------                                                                                                        -----------
  $35,485    Total Investments (Cost $34,900,293) (a) (b) ......................................         98.5%    37,061,513
  =======
             Other Assets in Excess of Liabilities .............................................          1.5        560,999
                                                                                                       ------    -----------
             Net Assets ........................................................................        100.0%   $37,622,512
                                                                                                       ======    ===========



                       See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES PORTFOLIO OF INVESTMENTS [ ] NOVEMBER 30, 2003 CONTINUED


------------
  AMT    Alternative Minimum Tax.
  COPs   Certificates of Participation.
  ETM    Escrowed to maturity.
   *     Puerto Rico issues represent 6.9% of net assets.
  **     Current coupon of variable rate demand obligation.
   # A portion of this security has been physically segregated in connection with open futures contracts.
  (a) Securities have been designated as collateral in an amount equal to $1,140,461 in connection with the open futures contracts.
  (b) The aggregate cost for federal income tax purposes is $34,900,200. The aggregate gross unrealized appreciation is $2,162,828 and the aggregate gross unrealized depreciation is $1,515, resulting in net unrealized appreciation of $2,161,313.

Bond Insurance:
---------------
    Ambac        Ambac Assurance Corporation.
  Connie Lee     Connie Lee Insurance Company - A wholly owned subsidiary of
                 Ambac Assurance Corporation.
    FGIC         Financial Guaranty Insurance Company.
    FSA          Financial Security Assurance Inc.
    MBIA         Municipal Bond Investors Assurance Corporation.


FUTURES CONTRACTS OPEN AT NOVEMBER 30, 2003:



                                DESCRIPTION,          UNDERLYING
 NUMBER OF                     DELIVERY MONTH         FACE AMOUNT     UNREALIZED
 CONTRACTS   LONG/SHORT           AND YEAR             AT VALUE      APPRECIATION
 ---------   ----------           --------             --------      ------------
     20         Short    U.S. Treasury Note 5 Yr     $(2,207,500)      $13,026
                                March/2004




                       See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST -- NEW JERSEY SERIES PORTFOLIO OF INVESTMENTS [ ] NOVEMBER 30, 2003



 PRINCIPAL
 AMOUNT IN                                                                          COUPON       MATURITY
 THOUSANDS                                                                           RATE          DATE         VALUE
--------------------------------------------------------------------------------------------------------------------------
             New Jersey Tax-Exempt Municipal Bonds* (94.6%)
             General Obligation (3.1%)
 $  1,000    Burlington County Bridge Commission, Pooled Loan Ser 2002 ............  5.00%       10/15/19    $ 1,059,130
 --------                                                                                                    -----------
             Educational Facilities Revenue (10.3%)
             New Jersey Educational Facilities Authority,
    1,000      Drew University Ser 2003 C (FGIC) ..................................  5.25        07/01/19      1,119,810
      800      Rowan University Ser 2003 I (FGIC) .................................  5.125       07/01/21        849,784
      500      Stevens Institute of Technology 2002 Ser C .........................  5.25        07/01/32        507,695
    1,000    University of Medicine & Dentistry, 1997 Ser A (MBIA) ................  5.00        09/01/17      1,067,590
 --------                                                                                                    -----------
    3,300                                                                                                      3,544,879
 --------                                                                                                    -----------
             Hospital Revenue (11.2%)
             New Jersey Health Care Facilities Financing Authority,
    1,000      AHS Hospital Corp Ser 1997 A (Ambac) ...............................  6.00        07/01/13      1,183,810
    2,500      Robert Wood Johnson University Hospital Ser 2000 ...................  5.75        07/01/25      2,661,025
 --------                                                                                                    -----------
    3,500                                                                                                      3,844,835
 --------                                                                                                    -----------
             Industrial Development/Pollution Control Revenue (2.9%)
    1,000    Salem County Pollution Control Financing Authority,
 --------      E I du Pont de Nemours & Co 1992 Ser A (AMT) .......................  6.125       07/15/22      1,011,610
                                                                                                             -----------
             Mortgage Revenue - Multi-Family (6.1%)
    2,000    New Jersey Housing & Mortgage Finance Agency, 1995 Ser A (Ambac)......  6.00        11/01/14      2,082,520
 --------                                                                                                    -----------
             Mortgage Revenue - Single Family (5.2%)
    1,685    New Jersey Housing & Mortgage Finance Agency, Home Buyer
 --------      Ser 2000 CC (AMT) (MBIA) ...........................................  5.875       10/01/31      1,771,407
                                                                                                             -----------
             Nursing & Health Related Facilities Revenue (2.4%)
      805    New Jersey Health Care Facilities Financing Authority, Spectrum for
 --------      Living - FHA Insured Mortgage Refg Ser B ...........................  6.50        02/01/22        814,588
                                                                                                             -----------
             Public Facilities Revenue (15.4%)
    1,000    Essex County Improvement Authority, Ser 2002 (MBIA) ..................  5.25        10/01/19      1,084,900
    1,000    Middlesex County, Ser 2001 COPs (MBIA) ...............................  5.00        08/01/22      1,040,310
    1,000    Middlesex County Improvement Authority, Open Space Ser 2003 ..........  5.25        09/15/21      1,080,640


                       See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST -- NEW JERSEY SERIES PORTFOLIO OF INVESTMENTS [ ] NOVEMBER 30, 2003 CONTINUED



 PRINCIPAL
 AMOUNT IN                                                                                   COUPON      MATURITY
 THOUSANDS                                                                                    RATE         DATE          VALUE
--------------------------------------------------------------------------------------------------------------------------------
  $ 1,000    New Jersey Economic Development Authority, School Facilities
               Construction 2001 Ser A (Ambac) .........................................  5.25 %        06/15/19    $ 1,083,360
    1,000    Puerto Rico Infrastructure Financing Authority, Special Tax Ser 1997A
               (Ambac) .................................................................  5.00          07/01/28      1,021,640
  -------                                                                                                           -----------
    5,000                                                                                                             5,310,850
  -------                                                                                                           -----------
             Recreational Facilities Revenue (1.5%)
      500    New Jersey Sports & Exposition Authority, State Contract 1993 Ser A .......  5.50          09/01/23        505,425
  -------                                                                                                           -----------
             Resource Recovery Revenue (2.6%)
      900    Warren County Pollution Control Financing Authority, Warren Energy
  -------      Resource Co Ltd Partnership Ser 1984 (MBIA) .............................  6.60          12/01/07        905,454
                                                                                                                    -----------
             Transportation Facilities Revenue (13.9%)
    1,000    Delaware River Bay Authority, Ser 2003 (MBIA) (#) .........................  5.25          01/01/22      1,069,660
    1,000    Delaware River Port Authority, Ser 1995 (FGIC) (##) .......................  5.50          01/01/26      1,068,660
    1,000    New Jersey Turnpike Authority, Ser 2003 A (FGIC) ..........................  5.00          01/01/27      1,026,400
    1,500    Port Authority of New York & New Jersey, Cons 99th Ser (AMT)
               (FGIC) (###) ............................................................  5.75          05/01/15      1,596,645
  -------                                                                                                           -----------
    4,500                                                                                                             4,761,365
  -------                                                                                                           -----------
             Water & Sewer Revenue (16.9%)
      500    Bergen County Utilities Authority, Water 1998 Ser A (FGIC) ................  4.75          12/15/15        520,340
    1,000    Camden County Municipal Utilities Authority, Sewer Refg Ser 1997
               (FGIC) ..................................................................  5.25          07/15/17      1,093,730
    1,000    North Hudson Sewerage Authority, Refg Ser 2002 A (FGIC) ...................  5.25          08/01/19      1,083,560
    1,000    Northwest Bergen County Utilities Authority, Refg 1992 Ser (MBIA) .........  6.00          07/15/13      1,023,870
    1,000    Passaic Valley Sewerage Commissioners, Ser F (FGIC) .......................  5.00          12/01/20      1,058,530
    1,000    Puerto Rico Public Finance Corporation, 2001 Ser A (MBIA) .................  5.00          08/01/29      1,025,880
  -------                                                                                                           -----------
    5,500                                                                                                             5,805,910
  -------                                                                                                           -----------
             Refunded (3.1%)
    1,000    Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM)(+)........  5.375         10/01/24      1,080,120
  -------                                                                                                           -----------
   30,690    Total New Jersey Tax-Exempt Municipal Obligations (Cost $30,932,410)...............................     32,498,093
  -------                                                                                                           -----------


                       See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST -- NEW JERSEY SERIES PORTFOLIO OF INVESTMENTS [ ] NOVEMBER 30, 2003 CONTINUED



 PRINCIPAL
 AMOUNT IN                                                                            COUPON        MATURITY
 THOUSANDS                                                                             RATE           DATE          VALUE
-----------------------------------------------------------------------------------------------------------------------------
             Short-Term New Jersey Tax-Exempt Municipal Obligations (3.7%)
  $   260    New Jersey Educational Facilities Authority, Princeton University
               2003 Ser F (Demand 12/01/03) ....................................      0.98**%       07/01/23     $   260,000
    1,000    New Jersey Housing & Mortgage Finance Agency, Presidential Plaza at
  -------
             Newport - FHA Insured Mtges Refg 1991 Ser 1 (Tender receivable
               12/16/03) .......................................................      7.00          05/01/30       1,014,500
                                                                                                                 -----------
    1,260    Total Short-Term New Jersey Tax-Exempt Municipal Obligations (Cost $1,260,000).................       1,274,500
  -------                                                                                                        -----------
  $31,950    Total Investments (Cost $32,192,410) (a) (b) .....................................        98.3%     33,772,593
  =======
             Other Assets in Excess of Liabilities ............................................         1.7          598,093
                                                                                                     -------     -----------
             Net Assets .......................................................................       100.0%     $34,370,686
                                                                                                     =======     ===========



------------
   AMT     Alternative Minimum Tax.
   COPs    Certificates of Participation.
   ETM     Escrowed to maturity.
    #      Joint exemption in New Jersey and Delaware.
   ##      Joint exemption in New Jersey and Pennsylvania.
   ###     Joint exemption in New Jersey and New York.
    *      Puerto Rico issues represent 9.1% of net assets.
   **      Current coupon of variable rate demand obligation.
  (+) This security has been physically segregated in connection with open futures contracts.
  (a) Securities have been designated as collateral in an amount equal to $3,933,429 in connection with open futures contracts.
  (b) The aggregate cost for federal income tax purposes is $32,182,269. The aggregate gross unrealized appreciation is $1,656,266 and the aggregate gross unrealized depreciation is $65,942, resulting in net unrealized appreciation of $1,590,324.


Bond Insurance:
---------------
     Ambac       Ambac Assurance Corporation.
      FGIC       Financial Guaranty Insurance Company.
      MBIA       Municipal Bond Investors Assurance Corporation.


FUTURES CONTRACTS OPEN AT NOVEMBER 30, 2003:





                               DESCRIPTION,          UNDERLYING
 NUMBER OF                    DELIVERY MONTH         FACE AMOUNT     UNREALIZED
 CONTRACTS   LONG/SHORT          AND YEAR             AT VALUE      APPRECIATION
----------- ------------ ------------------------ ---------------- -------------
     25         Short    U.S. Treasury Note 5 Yr    $(2,759,375)      $16,293
                                March/2004
     20         Short    U.S. Treasury Note 10 Yr    (2,217,813)       19,945
                                March/2004
                                                                      -------
                         Total unrealized appreciation .........      $36,238
                                                                      =======



                       See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST -- PENNSYLVANIA SERIES PORTFOLIO OF INVESTMENTS [ ] NOVEMBER 30, 2003



 PRINCIPAL
 AMOUNT IN                                                                                  COUPON       MATURITY
 THOUSANDS                                                                                   RATE          DATE           VALUE
----------------------------------------------------------------------------------------------------------------------------------
             Pennsylvania Tax-Exempt Municipal Bonds*(93.3%)
             General Obligation (17.7%)
 $  1,600    Butler County, Ser 2003 (FGIC) ............................................     5.25 %       07/15/26    $ 1,687,104
    1,000    Luzerne County, Ser A 2003 (MBIA) .........................................     5.25         11/15/19      1,090,670
             Pennsylvania,
      500      RITES PA - 1112 A (MBIA) ................................................     8.649(+/+)   01/01/18        569,655
      500      RITES PA - 1112 B (MBIA) ................................................     8.649(+/+)   01/01/19        562,625
    2,000    Puerto Rico Municipal Finance Agency, 2002 Ser A (FSA) ....................     5.25         08/01/20      2,170,160
 --------                                                                                                             -----------
    5,600                                                                                                               6,080,214
 --------                                                                                                             -----------
             Educational Facilities Revenue (18.7%)
    1,000    Allegheny County Higher Education Building Authority, Carnegie Mellon
               University Ser 2002 .....................................................     5.25         03/01/32      1,031,200
    1,000    Delaware County Authority, Villanova University Ser 1995 (Ambac) ..........     5.80         08/01/25      1,077,090
             Pennsylvania Higher Educational Facilities Authority,
    1,000      Drexel University Ser 2003 ..............................................     5.50         05/01/18      1,084,660
    1,000      Thomas Jefferson University Ser 2002 ....................................     5.375        01/01/25      1,047,550
    1,000    Pennsylvania State University, Refg Ser 2002 ..............................     5.25         08/15/13      1,132,440
    1,000    Swarthmore Boro Authority, Swarthmore College Ser 2001 ....................     5.00         09/15/31      1,018,350
 --------                                                                                                             -----------
    6,000                                                                                                               6,391,290
 --------                                                                                                             -----------
             Electric Revenue (3.0%)
    1,000    Puerto Rico Electric Power Authority, Power Ser DD (FSA) ..................     4.50         07/01/19      1,019,680
 --------                                                                                                             -----------
             Hospital Revenue (11.0%)
             Lehigh County General Purpose Authority,
    1,000      Lehigh Valley Health Ser B 2001 (FSA) ...................................     5.00         07/01/31      1,019,420
    1,000      St Luke's Hospital of Bethlehem Ser 2003 ................................     5.25         08/15/23        984,830
    1,750    Philadelphia Hospitals & Higher Education Facilities Authority,
 --------      Chestnut Hill Hospital Ser of 1992.......................................     6.375        11/15/11      1,759,712
                                                                                                                      -----------
    3,750                                                                                                               3,763,962
 --------                                                                                                             -----------
             Industrial Development/Pollution Control Revenue (6.1%)
    1,000    Carbon County Industrial Development Authority, Panther Creek
               Partners Refg 2000 Ser (AMT) ............................................     6.65         05/01/10      1,084,700
    1,000    Delaware County Industrial Development Authority, Suburban Water Co
               Ser A 2002 (AMT) (Ambac) ................................................     5.15         09/01/32      1,018,430
 --------                                                                                                             -----------
    2,000                                                                                                               2,103,130
 --------                                                                                                             -----------
             Mortgage Revenue - Single Family (4.5%)
    1,500    Pennsylvania Housing Finance Agency, Ser 2000-70 A (AMT) ..................     5.90         04/01/31      1,561,230
 --------                                                                                                             -----------


                       See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST -- PENNSYLVANIA SERIES PORTFOLIO OF INVESTMENTS [ ] NOVEMBER 30, 2003 CONTINUED



 PRINCIPAL
 AMOUNT IN                                                                            COUPON     MATURITY
 THOUSANDS                                                                             RATE        DATE           VALUE
-------------------------------------------------------------------------------------------------------------------------
             Public Facilities Revenue (3.2%)
  $ 1,000    York County School of Technology, Ser 2003 (FGIC) ....................  5.50%       02/15/23    $ 1,085,280
  -------                                                                                                    -----------
             Recreational Facilities Revenue (6.0%)
             Philadelphia Industrial Development Authority,
    1,000      Stadium Ser B 2001 (FSA) ...........................................  5.50        10/01/17      1,108,450
    1,000      The Franklin Institute Ser 1998 ....................................  5.20        06/15/26        947,880
  -------                                                                                                    -----------
    2,000                                                                                                      2,056,330
  -------                                                                                                    -----------
             Resource Recovery Revenue (3.3%)
    1,000    Montgomery County Industrial Development Authority, Refg 2002 A
  -------      (MBIA) .............................................................  5.25        11/01/14      1,128,150
                                                                                                             -----------
             Transportation Facilities Revenue (5.9%)
    1,000    Delaware River Port Authority, Ser 1995 (FGIC) # .....................  5.50        01/01/26      1,068,660
    1,000    Puerto Rico Highway & Transportation Authority, Ser 1998 A ...........  4.75        07/01/38        962,990
  -------                                                                                                    -----------
    2,000                                                                                                      2,031,650
  -------                                                                                                    -----------
             Water & Sewer Revenue (10.9%)
    1,000    Allegheny County Sanitary Authority, Sewer Ser 2000 (MBIA) ...........  5.50        12/01/24      1,083,530
    1,000    Pennsylvania Finance Authority, Penn Hills Ser A 2000 (FGIC) .........  5.50        12/01/22      1,097,100
    1,000    Philadelphia, Water & Wastewater Ser 1995 (MBIA)+ ....................  6.25        08/01/11      1,202,500
    1,250    Pittsburgh Water & Sewer Authority, 1998 Ser B (FGIC) ................  0.00        09/01/28        337,500
  -------                                                                                                    -----------
    4,250                                                                                                      3,720,630
  -------                                                                                                    -----------
             Other Revenue (3.0%)
    1,000    Philadelphia, Gas Works Third Ser 1998 (FSA) .........................  5.125       08/01/31      1,028,870
  -------                                                                                                    -----------
   31,100    Total Pennsylvania Tax-Exempt Municipal Bonds (Cost $30,410,010)............................     31,970,416
  -------                                                                                                    -----------
             Short-Term Pennsylvania Tax-Exempt Municipal Obligations (5.0%)
      100    Lehigh County General Purpose Authority, Lehigh Valley Hospital
               Ser 1997 A (Ambac) (Demand 12/01/03) ...............................  1.03**      07/01/28        100,000
    1,600    Philadelphia Hospitals & Higher Education Facilities Authority,
  -------      Children's Hospital of Philadelphia Ser 2002 A (Demand 12/01/03)....  1.10**      07/01/22      1,600,000
                                                                                                             -----------
    1,700    Total Short-Term Pennsylvania Tax-Exempt Obligations (Cost $1,700,000)......................      1,700,000
  -------                                                                                                    -----------
  $32,800    Total Investments (Cost $32,110,010) (a)(b) ...................................         98.3%    33,670,416
  =======
             Other Assets in Excess of Liabilities .........................................         1.7         567,192
                                                                                                    -----    -----------
             Net Assets ....................................................................        100.0%   $34,237,608
                                                                                                    =====    ===========



                       See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST -- PENNSYLVANIA SERIES PORTFOLIO OF INVESTMENTS [ ] NOVEMBER 30, 2003 CONTINUED


------------
   AMT       Alternative Minimum Tax.
  RITES      Residual Interest Tax-Exempt Securities.
    #        Joint exemption in Pennsylvania and New Jersey.
   (+)       This security has been physically segregated in connection with open futures contracts.
  (+/+)      Current coupon rate for inverse floating rate municipal
             obligations. This rate resets periodically as the auction rate, on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $1,132,280 which represents 3.3% of net assets.
    *        Puerto Rico issues represent 12.1% of net assets.
    **       Current coupon of variable rate demand obligation.
   (a)       Securities have been designated as collateral in an amount equal to
             $8,833,193 in connection with the open futures contracts.
   (b)       The aggregate cost for federal income tax purposes is $32,108,922.
             The aggregate gross unrealized appreciation is $1,589,584 and the aggregate gross unrealized depreciation is $28,090, resulting in net unrealized appreciation of $1,561,494.

Bond Insurance:
---------------
    Ambac       Ambac Assurance Corporation.
    FGIC        Financial Guaranty Insurance Company.
    FSA         Financial Security Assurance Inc.
    MBIA        Municipal Bond Investors Assurance Corporation.


FUTURES CONTRACTS OPEN AT NOVEMBER 30, 2003:





                                     DESCRIPTION,          UNDERLYING
    NUMBER OF                       DELIVERY MONTH         FACE AMOUNT     UNREALIZED
    CONTRACTS      LONG/SHORT          AND YEAR             AT VALUE      APPRECIATION
    ---------      ----------          --------             --------      ------------
       40             Short    U.S. Treasury Note 5 Yr    $(4,415,000)      $26,052
                                      March/2004
       50             Short    U.S. Treasury Note 10 Yr    (5,544,532)       49,862
                                      March/2004
                                                                            -------
                               Total unrealized appreciation .........      $75,914
                                                                            =======



                       See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS


Statement of Assets and Liabilities
November 30, 2003






                                                               ARIZONA          FLORIDA        NEW JERSEY      PENNSYLVANIA
----------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in securities, at value* ....................    $27,793,439      $37,061,513      $33,772,593      $33,670,416
Cash ....................................................        173,005          142,946           64,219           75,260
Receivable for:
  Interest ..............................................        548,088          406,437          532,253          487,120
  Shares of beneficial interest sold ....................         --               52,514           21,726          --
  Variation margin ......................................         34,140           10,000           27,812           58,281
Prepaid expenses ........................................          5,837            5,578            6,336            4,168
                                                             -----------      -----------      -----------      -----------
  Total Assets ..........................................     28,554,509       37,678,988       34,424,939       34,295,245
                                                             -----------      -----------      -----------      -----------
Liabilities:
Payable for:
  Dividends to shareholders .............................          9,036           13,088           12,290           11,699
  Investment management fee .............................          8,155           10,796            9,896            9,806
  Shares of beneficial interest redeemed ................            197           --               --                5,100
  Distribution fee ......................................          3,495            4,627            4,241            4,202
Accrued expenses ........................................         24,875           27,965           27,826           26,830
                                                             -----------      -----------      -----------      -----------
  Total Liabilities .....................................         45,758           56,476           54,253           57,637
                                                             -----------      -----------      -----------      -----------
  Net Assets ............................................    $28,508,751      $37,622,512      $34,370,686      $34,237,608
                                                             ===========      ===========      ===========      ===========
Composition of Net Assets:
Paid-in-capital .........................................    $26,796,144      $35,248,858      $32,617,473      $32,461,097
Accumulated undistributed net investment income .........          6,164            8,624           18,313            8,851
Accumulated undistributed net realized gain .............         98,065          190,784          118,479          131,340
Net unrealized appreciation .............................      1,608,378        2,174,246        1,616,421        1,636,320
                                                             -----------      -----------      -----------      -----------
  Net Assets ............................................    $28,508,751      $37,622,512      $34,370,686      $34,237,608
                                                             ===========      ===========      ===========      ===========
  *Cost .................................................    $26,229,671      $34,900,293      $32,192,410      $32,110,010
                                                             ===========      ===========      ===========      ===========
  Shares of Beneficial Interest Outstanding .............      2,676,716        3,512,436        3,172,550        3,120,032
                                                             ===========      ===========      ===========      ===========
Net Asset Value Per Share,
(unlimited authorized shares of $.01 par value)..........         $10.65           $10.71           $10.83           $10.97
                                                                  ======           ======           ======           ======
Maximum Offering Price Per Share,
(net asset value plus 4.17% of net asset value) .........         $11.09           $11.16           $11.28           $11.43
                                                                  ======           ======           ======           ======


                       See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS CONTINUED


Statement of Operations
For the year ended November 30, 2003






                                                ARIZONA         FLORIDA        NEW JERSEY     PENNSYLVANIA
-----------------------------------------------------------------------------------------------------------
Net Investment Income:
Interest Income ..........................    $1,372,936      $1,856,109       $1,805,897      $1,707,621
                                              ----------      ----------       ----------      ----------
Expenses
Investment management fee ................       103,034         134,105          125,976         119,371
Distribution fee .........................        44,158          57,237           53,990          50,596
Professional fees ........................        24,263          22,946           18,506          21,363
Transfer agent fees and expenses .........        12,350          15,012           17,832          14,507
Shareholder reports and notices ..........         9,648          14,565           17,158          14,244
Registration fees ........................         9,536           5,047            5,429          --
Trustees' fees and expenses ..............         3,598           2,969            6,505           2,815
Custodian fees ...........................         3,235           2,733            3,124           3,588
Other ....................................         6,092           5,934            6,115           5,361
                                              ----------      ----------       ----------      ----------
  Total Expenses .........................       215,914         260,548          254,635         231,845
Less: expense offset .....................        (3,125)         (2,620)          (3,055)         (3,459)
                                              ----------      ----------       ----------      ----------
  Net Expenses ...........................       212,789         257,928          251,580         228,386
                                              ----------      ----------       ----------      ----------
  Net Investment Income ..................     1,160,147       1,598,181        1,554,317       1,479,235
                                              ----------      ----------       ----------      ----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
 Investments .............................       127,321         225,988           91,904         171,906
 Futures contracts .......................       (29,287)        (35,217)          26,144         (40,613)
                                              ----------      ----------       ----------      ----------
  Net Realized Gain ......................        98,034         190,771          118,048         131,293
                                              ----------      ----------       ----------      ----------
Net Change in Unrealized Appreciation on:
 Investments .............................       738,631         740,440          383,603         706,921
 Futures contracts .......................        44,610          13,026           36,238          75,914
                                              ----------      ----------       ----------      ----------
  Net Appreciation .......................       783,241         753,466          419,841         782,835
                                              ----------      ----------       ----------      ----------
  Net Gain ...............................       881,275         944,237          537,889         914,128
                                              ----------      ----------       ----------      ----------
Net Increase .............................    $2,041,422      $2,542,418       $2,092,206      $2,393,363
                                              ==========      ==========       ==========      ==========



                       See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS CONTINUED


STATEMENT OF CHANGES IN NET ASSETS





                                                                      ARIZONA                                FLORIDA
                                                      --------------------------------------- --------------------------------------
                                                          FOR THE YEAR        FOR THE YEAR        FOR THE YEAR       FOR THE YEAR
                                                             ENDED               ENDED               ENDED               ENDED
                                                       NOVEMBER 30, 2003   NOVEMBER 30, 2002   NOVEMBER 30, 2003   NOVEMBER 30, 2002
                                                      ------------------- ------------------- ------------------- ------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income ...............................     $ 1,160,147         $ 1,305,997         $ 1,598,181         $ 1,897,326
Net realized gain ...................................          98,034             326,643             190,771             681,036
Net change in unrealized appreciation ...............         783,241              61,360             753,466            (333,166)
                                                          ------------        ------------        ------------        ------------
  Net Increase ......................................       2,041,422           1,694,000           2,542,418           2,245,196
                                                          ------------        ------------        ------------        ------------
Dividends and Distributions to Shareholders
 from:
Net investment income ...............................      (1,157,632)         (1,302,378)         (1,646,267)         (1,891,394)
Net realized gain ...................................        (326,845)            (66,842)           (694,053)           (135,896)
                                                          ------------        ------------        ------------        ------------
  Total Dividend and Distributions ..................      (1,484,477)         (1,369,220)         (2,340,320)         (2,027,290)
                                                          ------------        ------------        ------------        ------------
Transactions in Shares of Beneficial Interest:
Sold ................................................       1,553,695           1,682,214           5,769,541           4,581,829
Reinvestment of dividends and distributions .........         711,758             641,507             895,502             665,499
Redeemed ............................................      (4,560,482)         (4,123,198)         (9,871,228)         (9,049,359)
                                                          ------------        ------------        ------------        ------------
  Net Decrease ......................................      (2,295,029)         (1,799,477)         (3,206,185)         (3,802,031)
                                                          ------------        ------------        ------------        ------------
  Total Decrease ....................................      (1,738,084)         (1,474,697)         (3,004,087)         (3,584,125)
Net Assets:
Beginning of period .................................      30,246,835          31,721,532          40,626,599          44,210,724
                                                          ------------        ------------        ------------        ------------
End of Period .......................................     $28,508,751         $30,246,835         $37,622,512         $40,626,599
                                                          ============        ============        ============        ============
Accumulated Undistributed Net Investment
 Income .............................................     $     6,164         $     3,682         $     8,624         $    56,724
                                                          ============        ============        ============        ============
Shares Issued and Redeemed:
Sold ................................................         147,557             161,454             540,451             428,331
Reinvestment of dividends and distributions .........          67,531              61,771              84,004              62,790
Redeemed ............................................        (434,360)           (397,347)           (927,084)           (849,113)
                                                          ------------        ------------        ------------        ------------
  Net Decrease ......................................        (219,272)           (174,122)           (302,629)           (357,992)
                                                          ============        ============        ============        ============




                       See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS CONTINUED


STATEMENT OF CHANGES IN NET ASSETS CONTINUED





                                                                    NEW JERSEY                             PENNSYLVANIA
                                                      --------------------------------------- --------------------------------------
                                                          FOR THE YEAR        FOR THE YEAR        FOR THE YEAR       FOR THE YEAR
                                                             ENDED               ENDED               ENDED               ENDED
                                                       NOVEMBER 30, 2003   NOVEMBER 30, 2002   NOVEMBER 30, 2003   NOVEMBER 30, 2002
                                                      ------------------- ------------------- ------------------- ------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income ...............................    $ 1,554,317         $ 1,622,940         $ 1,479,235         $ 1,579,972
Net realized gain ...................................        118,048             430,385             131,293             243,854
Net change in unrealized appreciation ...............        419,841            (193,891)            782,835            (284,848)
                                                         ------------        ------------        ------------        ------------
  Net Increase ......................................      2,092,206           1,859,434           2,393,363           1,538,978
                                                         ------------        ------------        ------------        ------------
Dividends and Distributions to Shareholders
 from:
Net investment income ...............................     (1,548,827)         (1,615,666)         (1,476,093)         (1,574,345)
Net realized gain ...................................       (318,394)              --               (254,759)              --
                                                         ------------        ------------        ------------        ------------
  Total Dividend and Distributions ..................     (1,867,221)         (1,615,666)         (1,730,852)         (1,574,345)
                                                         ------------        ------------        ------------        ------------
Transactions in Shares of Beneficial Interest:
Sold ................................................      2,976,567           4,749,420           2,742,433           2,645,466
Reinvestment of dividends and distributions .........      1,007,456             840,799             894,815             766,720
Redeemed ............................................     (5,722,256)         (6,706,663)         (3,084,028)         (5,868,811)
                                                         ------------        ------------        ------------        ------------
  Net Increase (Decrease) ...........................     (1,738,233)         (1,116,444)            553,220          (2,456,625)
                                                         ------------        ------------        ------------        ------------
  Total Increase (Decrease) .........................     (1,513,248)           (872,676)          1,215,731          (2,491,992)
Net Assets:
Beginning of period .................................     35,883,934          36,756,610          33,021,877          35,513,869
                                                         ------------        ------------        ------------        ------------
End of Period .......................................    $34,370,686         $35,883,934         $34,237,608         $33,021,877
                                                         ============        ============        ============        ============
Accumulated Undistributed Net Investment
 Income .............................................    $    18,313         $    13,255         $     8,851         $     5,759
                                                         ============        ============        ============        ============
Shares Issued and Redeemed:
Sold ................................................        274,830             441,017             252,305             245,641
Reinvestment of dividends and distributions .........         93,226              78,409              82,375              71,268
Redeemed ............................................       (532,208)           (626,811)           (284,397)           (548,168)
                                                         ------------        ------------        ------------        ------------
  Net Increase (Decrease) ...........................       (164,152)           (107,385)             50,283            (231,259)
                                                         ============        ============        ============        ============





                       See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS [ ] NOVEMBER 30, 2003


1. Organization and Accounting Policies
Morgan Stanley Multi-State Municipal Series Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The investment objective of each Series is to provide a high level of current income exempt from both Federal and the designated state income taxes consistent with preservation of capital.

The Fund, organized on October 29, 1990, as a Massachusetts business trust, is comprised of four separate Series (the "Series"): the Arizona Series, the Florida Series, the New Jersey Series, and the Pennsylvania Series. Each of the Series commenced operations on January 15, 1991, with the exception of the Arizona Series which commenced operations on April 30, 1991.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange.

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS [ ] NOVEMBER 30, 2003 CONTINUED


Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Federal Income Tax Policy -- It is the Fund's policy to comply individually for each Series with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Expenses -- Direct expenses are charged to the respective Series and general corporate expenses are allocated on the basis of relative net assets or equally among the Series.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, each Series of the Fund pays Morgan Stanley Investment Advisors Inc. (the "Investment Manager") a management fee, accrued daily and payable monthly, by applying the annual rate of 0.35% to the daily net assets of each Series determined as of the close of each business day.

3. Plan of Distribution
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, provides certain services in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses will be made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended November 30, 2003, the distribution fees were accrued at the following annual rates:



                          ARIZONA     FLORIDA     NEW JERSEY     PENNSYLVANIA
                         ---------   ---------   ------------   -------------
Annual Rate ..........      0.15%       0.15%         0.15%          0.15%
                            ====        ====          ====           ====

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS [ ] NOVEMBER 30, 2003 CONTINUED


The Distributor has informed the Fund that for the year ended November 30, 2003 it received commissions from the sale of the Fund's shares of beneficial interest as follows:





                         ARIZONA      FLORIDA      NEW JERSEY     PENNSYLVANIA
                        ---------   -----------   ------------   -------------
Commissions .........    $40,980     $153,862        $97,597        $88,942
                         =======     ========        =======        =======



Such commissions are deducted from the proceeds of the sale of the Fund's shares and are not an expense of the Fund.


4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from the sales of portfolio securities, excluding short-term investments, for the year ended November 30, 2003 were as follows:



                         ARIZONA         FLORIDA       NEW JERSEY     PENNSYLVANIA
                      -------------   -------------   ------------   -------------
Purchases .........    $3,209,798      $3,045,830      $8,540,887     $11,006,709
                       ==========      ==========      ==========     ===========
Sales .............    $5,537,733      $7,048,222      $9,021,318     $ 8,620,625
                       ==========      ==========      ==========     ===========



Included in the aformentioned sales of the Florida Series are $527,120 with Morgan Stanley Hawaii Municipal Trust, an affiliate of the Fund, including a net realized gain of $35,010.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended November 30, 2003 included in Trustees' fees and expenses in the Statement of Operations and the accrued pension liability included in accrued expenses in the Statement of Assets and Liabilities for each of the respective Series were as follows:




                                       ARIZONA     FLORIDA     NEW JERSEY     PENNSYLVANIA
                                      ---------   ---------   ------------   -------------
Aggregate Pension Costs ...........    $ 1,638     $    16       $ 3,829        $   605
                                       =======     =======       =======        =======
Accrued Pension Liability .........    $10,703     $13,741       $13,216        $12,333
                                       =======     =======       =======        =======



On December 2, 2003, the Trustees voted to close the plan to new participants, eliminate the future benefits growth due to increases to compensation after July 31, 2003 and effective April 1, 2004, establish an unfunded deferred compensation plan which allows each independent trustee to defer payment of all, or a portion of the fees he or she receives for serving on the Board of Trustees throughout the year.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At November 30, 2003, each of the Series had transfer agent fees and expenses payable as follows:

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS [ ] NOVEMBER 30, 2003 CONTINUED



                                                      ARIZONA     FLORIDA     NEW JERSEY     PENNSYLVANIA
                                                     ---------   ---------   ------------   -------------
Transfer Agent Fees and Expenses Payable .........      $703        $432         $406            $429
                                                        ====        ====         ====            ====



5. Expense Offset
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

6. Risks Relating to Certain Financial Instruments
The Fund may invest a portion of its assets in inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of November 30, 2003, the tax-basis components of accumulated earnings were as follows:





                                                 ARIZONA          FLORIDA        NEW JERSEY      PENNSYLVANIA
                                             --------------   --------------   --------------   -------------
Undistributed tax-exempt income ..........     $   22,004       $   29,804       $   29,604      $   25,949
Undistributed ordinary income ............         30,198           14,110           --              20,450
Undistributed long-term gains ............        112,477          189,700          154,717         186,804
                                               ----------       ----------     ------------      ----------
Net accumulated earnings .................        164,679          233,614          184,321         233,203
Temporary differences ....................        (16,012)         (21,273)         (21,432)        (18,186)
Net unrealized appreciation ..............      1,563,940        2,161,313        1,590,324       1,561,494
                                               ----------       ----------     ------------      ----------
Total accumulated earnings ...............     $1,712,607       $2,373,654       $1,753,213      $1,776,511
                                               ==========       ==========     ============      ==========

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS [ ] NOVEMBER 30, 2003 CONTINUED


The tax character of distributions paid was as follows:





                                      FOR THE YEAR       FOR THE YEAR
                                         ENDED               ENDED
                                   NOVEMBER 30, 2003   NOVEMBER 30, 2002
                                  ------------------- ------------------
ARIZONA
Tax-exempt income ...............       $1,158,915         $1,299,325
Long-term capital gains .........          326,845            66,842
                                        ----------         ----------
Total distributions .............       $1,485,760         $1,366,167
                                        ==========         ==========
FLORIDA
Tax-exempt income ...............       $1,647,600         $1,888,011
Long-term capital gains .........          694,053           135,896
                                        ----------         ----------
Total distributions .............       $2,341,653         $2,023,907
                                        ==========         ==========
NEW JERSEY
Tax-exempt income ...............       $1,549,359         $1,612,326
Long-term capital gains .........          318,394                 -
                                        ----------         ----------
Total distributions .............       $1,867,753         $1,612,326
                                        ==========         ==========
PENNSYLVANIA
Tax-exempt income ...............       $1,476,757         $1,571,649
Long-term capital gains .........          254,759                 -
                                        ----------         ----------
Total distributions .............       $1,731,516         $1,571,649
                                        ==========         ==========



At November 30, 2003, each Series had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities, mark-to-market of open futures contracts and dividend payable and permanent book/tax differences attributable to tax adjustments on debt securities sold by the Series. To reflect reclassifications arising from the permanent differences, the following Series were (charged) credited:



                        ACCUMULATED UNDISTRIBUTED   ACCUMULATED UNDISTRIBUTED
                          NET INVESTMENT INCOME         NET REALIZED GAIN
                       --------------------------- --------------------------
Arizona ..............           $  (33)                      $ 33
Florida ..............              (14)                        14
New Jersey ...........             (432)                       432
Pennsylvania .........              (50)                        50

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS [ ] NOVEMBER 30, 2003 CONTINUED


8. Legal Matters
The Investment Manager, certain affiliates of the Investment Manager and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Investment Manager or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

                 (This page has been left blank intentionally.)

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:









               NET ASSET                NET REALIZED                                                     TOTAL
     YEAR        VALUE         NET           AND       TOTAL FROM                    DISTRIBUTIONS     DIVIDENDS
    ENDED      BEGINNING   INVESTMENT    UNREALIZED    INVESTMENT    DIVIDENDS TO          TO             AND
 NOVEMBER 30   OF PERIOD     INCOME      GAIN (LOSS)   OPERATIONS    SHAREHOLDERS     SHAREHOLDERS   DISTRIBUTIONS
------------- ----------- ------------ -------------- ------------ ---------------- --------------- --------------
ARIZONA SERIES
1999          $ 10.81       $  0.49       $ (0.75)      $ (0.26)      $  (0.49)         $ (0.16)       $ (0.65)
2000            9.90           0.49          0.22          0.71          (0.49)             --           (0.49)
2001           10.12           0.47          0.21          0.68          (0.47)             --           (0.47)
2002           10.33           0.44          0.13          0.57          (0.44)           (0.02)         (0.46)
2003           10.44           0.41          0.32          0.73          (0.41)           (0.11)         (0.52)

FLORIDA SERIES
1999           11.25           0.50         (0.78)        (0.28)         (0.50)           (0.37)         (0.87)
2000           10.10           0.50          0.25          0.75          (0.50)             --           (0.50)
2001           10.35           0.50          0.24          0.74          (0.50)             --           (0.50)
2002           10.59           0.47          0.09          0.56          (0.47)           (0.03)         (0.50)
2003           10.65           0.45          0.26          0.71          (0.46)           (0.19)         (0.65)

NEW JERSEY SERIES
1999           11.15           0.51         (0.77)        (0.26)         (0.51)           (0.16)         (0.67)
2000           10.22           0.50          0.22          0.72          (0.50)             --           (0.50)
2001           10.44           0.50          0.23          0.73          (0.50)             --           (0.50)
2002           10.67           0.49          0.08          0.57          (0.49)             --           (0.49)
2003           10.75           0.47          0.18          0.65          (0.47)           (0.10)         (0.57)

PENNSYLVANIA SERIES
1999           11.15           0.52         (0.84)        (0.32)         (0.52)           (0.12)         (0.64)
2000           10.19           0.52          0.27          0.79          (0.52)             --           (0.52)
2001           10.46           0.54          0.30          0.84          (0.54)(+/+)        --           (0.54)
2002           10.76           0.51          0.00          0.51          (0.51)             --           (0.51)
2003           10.76           0.47          0.29          0.76          (0.47)           (0.08)         (0.55)



------------
(+) Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(+/+) Includes capital gain distribution of $0.0029.
(1)   Does not reflect the effect of expense offset of 0.01%.


                       See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL HIGHLIGHTS CONTINUED


                                          RATIOS TO AVERAGE NET ASSETS
                                          ----------------------------
   NET ASSET                  NET ASSETS      EXPENSES
     VALUE                      END OF        (BEFORE          NET     PORTFOLIO
    END OF         TOTAL        PERIOD        EXPENSE      INVESTMENT   TURNOVER
    PERIOD        RETURN(+)    (000'S)        OFFSET)        INCOME       RATE
---------------------------------------------------------------------------------
    $ 9.90         (2.53)%     $36,867         0.66%(1)       4.72%        13%
     10.12          7.42        32,329         0.67 (1)       4.93         10
     10.33          6.82        31,722         0.71 (1)       4.54         30
     10.44          5.64        30,247         0.70 (1)       4.23         29
     10.65          7.23        28,509         0.73 (1)       3.94         12

     10.10         (2.70)       53,555         0.64 (1)       4.69         13
     10.35          7.70        47,951         0.63 (1)       4.95          4
     10.59          7.23        44,211         0.65 (1)       4.69         16
     10.65          5.44        40,627         0.66 (1)       4.45         22
     10.71          6.84        37,623         0.68 (1)       4.17          8

     10.22         (2.44)       38,566         0.69           4.73         10
     10.44          7.32        36,306         0.69 (1)       4.90         20
     10.67          7.07        36,757         0.69           4.65          9
     10.75          5.41        35,884         0.70 (1)       4.55         14
     10.83          6.10        34,371         0.71 (1)       4.32         25

     10.19         (3.02)       49,059         0.64 (1)       4.83          6
     10.46          8.03        52,041         0.64 (1)       5.07          6
     10.76          8.19        35,514         0.68 (1)       5.05         11
     10.76          4.83        33,022         0.71 (1)       4.74         21
     10.97          7.27        34,238         0.68 (1)       4.34         27



                       See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of Morgan Stanley Multi-State Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Morgan Stanley Multi-State Municipal Series Trust (the "Fund"), comprising the Arizona Series, Florida Series, New Jersey Series and Pennsylvania Series, as of November 30, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Series constituting the Morgan Stanley Multi-State Municipal Series Trust as of November 30, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
January 16, 2004


--------------------------------------------------------------------------------

                      2003 Federal Tax Notice (unaudited)


During the year ended November 30, 2003, each Series paid to its shareholders the following per share amounts:



                             ARIZONA     FLORIDA     NEW JERSEY     PENNSYLVANIA
                            ---------   ---------   ------------   -------------
  Tax-exempt income            $0.41      $0.46         $0.47          $0.47
                               =====      =====         =====          =====
  Long-term capital gains      $0.11      $0.19         $0.10          $0.08
                               =====      =====         =====          =====

--------------------------------------------------------------------------------

APPENDIX A MORGAN STANLEY INVESTMENT MANAGEMENT
           PROXY VOTING POLICY AND PROCEDURES
--------------------------------------------------------------------------------

I. POLICY STATEMENT


     INTRODUCTION. Morgan Stanley Investment Management's ("MSIM") policies and procedures for voting proxies with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary Investment Management services and for which a MSIM entity has the authority to vote their proxies. The policies and procedures and general guidelines in this section will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues. The MSIM entities covered by these policies and procedures currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley Alternative Investment Partners, L.P., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Group Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Investments LP, Morgan Stanley Hedge Fund Partners GP LP, Morgan Stanley Hedge Fund Partners LP, Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., and Van Kampen Advisors Inc. (each a "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates").

     Each MSIM Affiliate will vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds)(collectively referred to as the "MSIM Funds"), each MSIM Fund will vote proxies pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by its Board of Directors or Trustees. A MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the Investment Management Agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will, in a prudent and diligent manner, vote proxies in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which we manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide a MSIM Affiliate with a statement of proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy unless to do so would be inconsistent with applicable laws or regulations or the MSIM Affiliate's fiduciary responsibility.

     PROXY RESEARCH SERVICES. To assist the MSIM Affiliates in their responsibility for voting proxies and the overall global proxy voting process, Institutional Shareholder Services ("ISS") and the Investor Responsibility Research Center ("IRRC") have been retained as experts in the proxy voting and corporate governance area. ISS and IRRC are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to MSIM Affiliates include in-depth research, global issuer analysis, and voting recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping. MSIM's Proxy Review Committee (see Section IV.A. below) will carefully monitor and supervise the services provided by the proxy research services.

     VOTING PROXIES FOR CERTAIN NON-US COMPANIES. While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent a MSIM Affiliate's ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person, (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate the MSIM Affiliate's voting instructions. As a result, clients' non-U.S. proxies will be voted on a best efforts basis only, consistent with the Client Proxy Standard. ISS has been retained to provide assistance to the MSIM Affiliates in connection with voting their clients' non-US proxies.

II. GENERAL PROXY VOTING GUIDELINES

     To ensure consistency in voting proxies on behalf of its clients, MSIM Affiliates will follow (subject to any exception set forth herein) these Proxy Voting Policies and Procedures, including the guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. The MSIM Affiliates, however, may vote in a manner that is contrary to the following general guidelines, pursuant to the procedures set forth in Section IV. below, provided the vote is consistent with the Client Proxy Standard.

III. GUIDELINES

A. MANAGEMENT PROPOSALS

   1. When voting on routine ballot items the following proposals are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

       o  Selection or ratification of auditors.

       o  Approval of financial statements, director and auditor reports.

       o  Election of Directors.

       o Limiting Directors' liability and broadening indemnification of Directors.

       o Requirement that a certain percentage (up to 66 2/3%) of its Board's members be comprised of independent and unaffiliated Directors.

       o Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

       o Recommendations to set retirement ages or require specific levels of stock ownership by Directors.

       o  General updating/corrective amendments to the charter.

       o  Elimination of cumulative voting.

       o  Elimination of preemptive rights.

       o Provisions for confidential voting and independent tabulation of voting results.

       o Proposals related to the conduct of the annual meeting except those proposals that relate to the "transaction of such other business which may come before the meeting."

   2. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

       Capitalization changes

       o Capitalization changes that eliminate other classes of stock and voting rights.

       o Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

       o Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.

       o  Proposals for share repurchase plans.

       o Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

       o  Proposals to effect stock splits.

       o Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

       Compensation

       o Director fees, provided the amounts are not excessive relative to other companies in the country or industry.

       o Employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad based employee plan, including all non-executive employees.

       o Establishment of Employee Stock Option Plans and other employee ownership plans.

       Anti-Takeover Matters

       o Modify or rescind existing supermajority vote requirements to amend the charters or bylaws.

       o Adoption of anti-greenmail provisions provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

   3. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on the shareholder, are generally voted against (notwithstanding management support), subject to the review and approval of the Proxy Review Committee, as appropriate.

       o Capitalization changes that add classes of stock which substantially dilute the voting interests of existing shareholders.

       o Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.

       o  Creation of "blank check" preferred stock.

       o  Changes in capitalization by 100% or more.

       o Compensation proposals that allow for discounted stock options which have not been offered to employees in general.

       o Amendments to bylaws that would require a supermajority shareholder vote to pass or repeal certain provisions.

       o  Proposals to indemnify auditors.

   4. The following types of non-routine proposals, which potentially may have a potential financial or best interest impact on an issuer, are voted as determined by the Proxy Review Committee.

       Corporate Transactions

       o Mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis. In all cases, ISS and IRRC research and analysis will be used along with MSIM Affiliates' research and analysis, based on, among other things, MSIM internal company-specific knowledge.

       o Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.

       o Shareholders rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions that prevent legitimate offers from proceeding.

       o Executive/Director stock option plans. Generally, stock option plans should meet the following criteria:

          (i)        Whether the stock option plan is incentive based;

          (ii) For mature companies, should be no more than 5% of the issued capital at the time of approval;

          (iii) For growth companies, should be no more than 10% of the issued capital at the time of approval.

       Anti-Takeover Provisions

       o  Proposals requiring shareholder ratification of poison pills.

       o Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers.

B. Shareholder Proposals

   1. The following shareholder proposals are generally supported, subject to the review and approval of the Proxy Review Committee, as appropriate:

       o  Requiring auditors to attend the annual meeting of shareholders.

       o Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

       o Requirement that a certain percentage of its Board's members be comprised of independent and unaffiliated Directors.

       o  Confidential voting.

       o  Reduction or elimination of supermajority vote requirements.

   2. The following shareholder proposals will be voted as determined by the Proxy Review Committee.

       o  Proposals that limit tenure of directors.

       o  Proposals to limit golden parachutes.

       o Proposals requiring directors to own large amounts of stock to be eligible for election.

       o  Restoring cumulative voting in the election of directors.

       o Proposals that request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations.

       o  Proposals that limit retirement benefits or executive compensation.

       o  Requiring shareholder approval for bylaw or charter amendments.

       o Requiring shareholder approval for shareholder rights plan or poison pill.

       o  Requiring shareholder approval of golden parachutes.

       o  Elimination of certain anti-takeover related provisions.

       o  Prohibit payment of greenmail.

   3. The following shareholder proposals are generally not supported, subject to the review and approval of the Committee, as appropriate.

       o Requirements that the issuer prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders.

       o Restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or best interest impact to the shareholders.

       o Proposals that require inappropriate endorsements or corporate actions.

IV. ADMINISTRATION OF PROXY POLICIES AND PROCEDURES

A. Proxy Review Committee

   1. The MSIM Proxy Review Committee ("Committee") is responsible for creating and implementing MSIM's Proxy Voting Policy and Procedures and, in this regard, has expressly adopted them. Following are some of the functions and responsibilities of the Committee.

       (a) The Committee, which will consist of members designated by MSIM's Chief Investment Officer, is responsible for establishing MSIM's proxy voting policies and guidelines and determining how MSIM will vote proxies on an ongoing basis.

       (b) The Committee will periodically review and have the authority to amend as necessary MSIM's proxy voting policies and guidelines (as expressed in these Proxy Voting Policy and Procedures) and establish and direct voting positions consistent with the Client Proxy Standard.

       (c) The Committee will meet at least monthly to (among other matters):
           (1) address any outstanding issues relating to MSIM's Proxy Voting Policy and Procedures; and (2) generally review proposals at upcoming shareholder meetings of MSIM portfolio companies in accordance with this Policy and Procedures including, as appropriate, the voting results of prior shareholder meetings of the same issuer where a similar proposal was presented to shareholders. The Committee, or its designee, will timely communicate to ISS MSIM's Proxy Voting Policy and Procedures (and any amendments to them and/or any additional guidelines or procedures it may adopt).

       (d) The Committee will meet on an ad hoc basis to (among other matters):
           (1) authorize "split voting" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Procedures); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in Sections I, II, and III above; and (3) determine how to vote matters for which specific direction has not been provided in Sections I, II and III above. Split votes will generally not be approved within a single Global Investor Group team. The Committee may take into account ISS recommendations and the research provided by IRRC as well as any other relevant information they may request or receive.


       (e) In addition to the procedures discussed above, if the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will designate a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee"). The Special Committee may request the assistance of the Law and Compliance Departments and will have sole discretion to cast a vote. In addition to the research provided by ISS and IRRC, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.


       (f) The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s) for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM U.S. registered investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those investment companies at each Board's next regularly Scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.


       (g) The Committee and Special Committee, or their designee(s), will timely communicate to applicable PMs, the Compliance Departments and, as necessary to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.

APPENDIX B RATINGS OF INVESTMENTS
--------------------------------------------------------------------------------

MOODY'S INVESTORS SERVICE INC. ("MOODY'S")

                            MUNICIPAL BOND RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligation; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Bonds rated Aaa, Aa, A and Baa are considered investment grade bonds.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Conditional Rating: Bonds for which the security depends upon the completion of some act of the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

    Rating Refinements: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its municipal bond rating system. The modifier 1 indicates a mid- range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                            MUNICIPAL NOTE RATINGS

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). MIG 1 denotes best quality and means there is present strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. MIG 2 denotes high quality and means that margins of protection are ample although not as large as in MIG 1. MIG 3 denotes favorable quality and means that all security elements are accounted for but that the undeniable strength of the previous grades, MIG 1 and MIG 2, is lacking. MIG 4 denotes adequate quality and means that the protection commonly regarded as required of an investment security is present and that while the notes are not distinctly or predominantly speculative, there is specific risk.

                       VARIABLE RATE DEMAND OBLIGATIONS

     A short-term rating, in addition to the Bond or MIG ratings, designated VMIG may also be assigned to an issue having a demand feature. The assignment of the VMIG symbol reflects such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. The VMIG rating criteria are identical to the MIG criteria discussed above.

                           COMMERCIAL PAPER RATINGS

     Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. These ratings apply to Municipal commercial Paper as well as taxable Commercial Paper. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime-1, Prime-2, Prime-3.

     Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 have a strong capacity for repayment of short-term promissory obligations; and Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. Issuers rated Not Prime do not fall within any of the Prime rating categories.


STANDARD & POOR'S CORPORATION ("STANDARD & POOR'S")

                            MUNICIPAL BOND RATINGS

     A Standard & Poor's municipal rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

     The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings are based, in varying degrees, on the following considerations: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

AAA  Debt rated "AAA" has the highest rating assigned by Standard & Poor's.
    Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

    Bonds rated AAA, AA, A and BBB are considered investment grade bonds.

BB Debt rated "BB" has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment.


B Debt rated "B" has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

CCC Debt rated "CCC" has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC The rating "CC" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC" rating.

C The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC" debt rating.

Cl The rating "Cl" is reserved for income bonds on which no interest is being paid.

D Debt rated "D" is in payment default. The `D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

    Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.

    The foregoing ratings are sometimes followed by a "p" which indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion.

                            MUNICIPAL NOTE RATINGS

     Commencing on July 27, 1984, Standard & Poor's instituted a new rating category with respect to certain municipal note issues with a maturity of less than three years. The new note ratings denote the following:

     SP-1 denotes a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus (+) designation (SP-1+).

     SP-2 denotes a satisfactory capacity to pay principal and interest.

     SP-3 denotes a speculative capacity to pay principal and interest.


                           COMMERCIAL PAPER RATINGS

     Standard and Poor's commerical paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based upon current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information. Ratings are graded into group categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The categories are as follows:

     Issues assigned A ratings are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety.

A-1 indicates that the degree of safety regarding timely payments is very strong.

A-2 indicates capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

A-3 indicates a satisfactory capacity for timely payment. Obligations carrying this designation are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Item 23.    Exhibits
--------    --------

(a)(1). Declaration of Trust of the Registrant, dated October 26, 1990, is incorporated by reference to Exhibit 1(a) of Post-Effective Amendment No. 7 of the Registration Statement on Form N-1A, filed on March 19, 1996.

(a)(2). Amendment to the Declaration of Trust of the Registrant, dated June 22, 1998, is incorporated by reference to Exhibit 1 of Post-Effective Amendment No.10 to the Registration Statement on Form N-1A, filed on January 29, 1999.

(a)(3). Amendment to the Declaration of Trust of the Registrant, dated June 18, 2001, is incorporated by reference to Exhibit 1(c) of Post-Effective Amendment No. 14 of the Registration Statement on
            Form N-1A, filed January 30, 2002.

(b). Amended and Restated By-Laws of the Registrant, dated April 24, 2003, filed herein.

(c).        Not applicable.

(d). Amended Investment Management Agreement between the Registrant and Morgan Stanley Investment Advisors Inc., dated April 30, 1998, is incorporated by reference to Exhibit 5 of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on January 29, 1999.

(e)(1). Distribution Agreement between the Registrant and Morgan Stanley Distributors Inc., dated May 31, 1997, is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on March 23, 1998.

(e)(2). Selected Dealers Agreement between Morgan Stanley Distributors Inc. and Morgan Stanley DW Inc., dated January 4, 1993, is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on March 19, 1996.

(e)(3). Omnibus Selected Dealer Agreement between Morgan Stanley Distributors Inc. and National Financial Services Corporation, dated October 17, 1998, is incorporated by reference to Exhibit 6 of Post-Effective No. 10 to the Registration Statement on Form N-1A, filed on January 29, 1999.

(f). Amended and Restated Retirement Plan for Non-Interested Trustees or Directors, dated May 8, 1997, is incorporated by reference to
            Exhibit 6 of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on March 30, 1999.

(g)(1). Custodian Agreement between the Bank of New York and the Registrant, dated September 20, 1991, is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on March 19, 1996.

(g)(2). Amendment to the Custodian Agreement between The Bank of New York and the Registrant, dated April 17, 1996, is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on February 28, 1997.

(g)(3). Amendment dated June 15, 2001 to the Custody Agreement of the Registrant, filed is incorporated by reference to Exhibit 7(c) of Post-Effective Amendment No. 14 of the Registration Statement on Form N-1A, filed on January 30, 2002.

(g)(4). Foreign Custody Manager Agreement between the Bank of New York and the Registrant, dated June 15, 2001, filed is incorporated by reference to Exhibit 7(d) of Post-Effective Amendment No. 14 of the Registration Statement on Form N-1A, filed on January 30, 2002.

(h)(1). Amended and Restated Transfer Agency Agreement between the Registrant and Morgan Stanley Trust, dated September 1, 2000, is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on February 28, 2001.

(h)(2). Amended Services Agreement between Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc., dated June 22, 1998, is incorporated by reference to Exhibit 9 of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on January 29, 1999.

(i)(1). Opinion of Sheldon Curtis, Esq., dated January 4, 1991, is incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on February 25, 2000.

(i)(2). Opinion of Gaston & Snow LLP, Massachusetts Counsel, dated January 4, 1991, is incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on February 25, 2000.

(j).        Consent of Independent Auditors, filed herein.

(k).        Not applicable.

(l).        Not applicable.

(m). Amended and Restated Plan of Distribution pursuant to Rule 12b-1 between the Registrant and Morgan Stanley Dean Witter Distributors Inc., dated July 23, 1997, is incorporated by reference to Exhibit 15 of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on March 23, 1998.

(n).        Not applicable

(o).        Not applicable

(p)(1). Code of Ethics of Morgan Stanley Investment Management, is incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 15 of the Registration Statement on Form N-1A, filed on January 31, 2003.

(p)(2). Code of Ethics of the Morgan Stanley Funds, is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 15 of the Registration Statement on Form N-1A, filed on January 31, 2003.

(Other). Powers of Attorney of Trustees, dated January 30, 2004, filed herein.

ITEM 24.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

             None

ITEM 25.     INDEMNIFICATION.

     Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

             Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

             Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

             The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

             The Registrant, in conjunction with the Investment Manager, the Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

     See "Fund Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Investment Advisors Inc. ("Morgan Stanley Investment Advisors"). Morgan Stanley Investment Advisors is a wholly-owned subsidiary of Morgan Stanley & Co. Incorporated.

THE PRINCIPAL ADDRESSES ARE AS FOLLOWS:

MORGAN STANLEY SERVICES COMPANY INC. ("MORGAN STANLEY SERVICES")
c/o Morgan Stanley Trust, Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311

MORGAN STANLEY DISTRIBUTORS INC. ("MORGAN STANLEY DISTRIBUTORS")
MORGAN STANLEY DW INC. ("MORGAN STANLEY DW")
MORGAN STANLEY FUNDS
MORGAN STANLEY INVESTMENT ADVISORS INC.
MORGAN STANLEY INVESTMENT MANAGEMENT
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
MORGAN STANLEY INVESTMENT GROUP INC. ("MORGAN STANLEY INVESTMENT GROUP") THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ("UNIVERSAL INSTITUTIONAL FUNDS") 1221 Avenue of the Americas New York, New York 10020.

MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT LTD.
MORGAN STANLEY & CO. INTERNATIONAL LIMITED ("MORGAN STANLEY & CO.
INTERNATIONAL")
25 Cabot Square, London, England.

MORGAN STANLEY INSTITUTIONAL FUND TRUST
MORGAN STANLEY DISTRIBUTION, INC.
One Tower Bridge, West Conshohocken, PA 19428.

VAN KAMPEN INVESTMENT ASSET MANAGEMENT INC. ("VAN KAMPEN")
1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181

MORGAN STANLEY TRUST ("MORGAN STANLEY TRUST")
Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311.

      NAME AND POSITION WITH                      OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT,
MORGAN STANLEY INVESTMENT ADVISORS                  INCLUDING NAME, PRINCIPAL ADDRESS AND NATURE OF CONNECTION
----------------------------------                ----------------------------------------------------------------
Mitchell M. Merin                                 President and Chief Operating Officer of Morgan Stanley
President, Chief Executive Officer                Investment Management; Chairman and Director of Morgan Stanley
and Director                                      Distributors; Chairman and Director of Morgan Stanley Trust;
                                                  President, Chief Executive Officer and Director of Morgan
                                                  Stanley Services; President of the Morgan Stanley Retail Funds
                                                  and the Institutional Funds; Director of Morgan Stanley
                                                  Investment Management Inc.; Director of various Morgan Stanley subsidiaries; Trustee, President and Chief Executive Officer of
                                                  the Van Kampen Open-End Funds; President and Chief Executive
                                                  Officer of the Van Kampen Closed-End Funds.

Barry Fink                                        Managing Director and General Counsel of Morgan Stanley
Managing Director and                             Investment Management; Managing Director and Director of Morgan
Director                                          Stanley Services; Managing Director, Secretary, and Director of
                                                  Morgan Stanley Distributors; Vice President and General Counsel
                                                  of the Morgan Stanley Funds.

A. Thomas Smith III                               Vice President and Assistant Secretary of the Morgan Stanley
Managing Director and                             Funds.
General Counsel

Joseph J. McAlinden                               Chief Investment Officer and Managing Director of Morgan Stanley
Managing Director and                             Investment Management Inc.; Director of Morgan Stanley Trust.
Chief Investment Officer

Thomas L. Bennett                                 Managing Director and Director of Morgan Stanley Investment
Managing Director                                 Management Inc.; Director of Morgan Stanley Distribution, Inc.

Ronald E. Robison                                 Managing Director, Chief Administrative Officer and Director of
Managing Director,                                Morgan Stanley Services; Chief Executive Officer and Director
Chief Administrative Officer and                  of Morgan Stanley Trust; Managing Director of the Distributor;
Director                                          Executive Vice President and Principal Executive Officer of the
                                                  Morgan Stanley Funds.

Dominic P. Caldecott                              Managing Director of Morgan Stanley Investment Management Inc.,
Managing Director                                 and Morgan Stanley Investment Management Limited.; Vice President
                                                  and Investment Manager of Morgan Stanley & Co. International.

Rajesh K. Gupta                                   Managing Director and Chief Administrative Officer-Investments
Managing Director and                             of Morgan Stanley Investment Management Inc.
Chief Administrative Officer-
Investments

John B. Kemp, III                                 President and Chief Executive Officer of Morgan Stanley
Executive Director                                Distributors.

Francis J. Smith                                  Executive Director of Morgan Stanley Services; Vice President
Executive Director                                and Chief Financial Officer of the Morgan Stanley Funds.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Morgan Stanley Distributors Inc., a Delaware corporation, is the principal underwriter of the Registrant. Morgan Stanley Distributors is also the principal underwriter of the following investment companies:

(1)  Active Assets California Tax-Free Trust
(2)  Active Assets Government Securities Trust
(3)  Active Assets Institutional Government Securities Trust
(4)  Active Assets Institutional Money Trust
(5)  Active Assets Money Trust
(6)  Active Assets Tax-Free Trust
(7)  Morgan Stanley Aggressive Equity Fund
(8)  Morgan Stanley Allocator Fund
(9)  Morgan Stanley American Opportunities Fund
(10) Morgan Stanley Balanced Growth Fund
(11) Morgan Stanley Balanced Income Fund
(12) Morgan Stanley Biotechnology Fund
(13) Morgan Stanley California Tax-Free Daily Income Trust
(14) Morgan Stanley California Tax-Free Income Fund
(15) Morgan Stanley Capital Opportunities Trust
(16) Morgan Stanley Convertible Securities Trust
(17) Morgan Stanley Developing Growth Securities Trust
(18) Morgan Stanley Dividend Growth Securities Inc.
(19) Morgan Stanley European Growth Fund Inc.
(20) Morgan Stanley Federal Securities Trust
(21) Morgan Stanley Financial Services Trust
(22) Morgan Stanley Flexible Income Trust
(23) Morgan Stanley Fund of Funds
(24) Morgan Stanley Fundamental Value Fund
(25) Morgan Stanley Global Advantage Fund
(26) Morgan Stanley Global Dividend Growth Securities
(27) Morgan Stanley Global Utilities Fund
(28) Morgan Stanley Growth Fund
(29) Morgan Stanley Hawaii Municipal Trust

(30) Morgan Stanley Health Sciences Trust
(31) Morgan Stanley High Yield Securities Inc.
(32) Morgan Stanley Income Builder Fund
(33) Morgan Stanley Information Fund
(34) Morgan Stanley International Fund
(35) Morgan Stanley International SmallCap Fund
(36) Morgan Stanley International Value Equity Fund
(37) Morgan Stanley Japan Fund
(38) Morgan Stanley KLD Social Index Fund
(39) Morgan Stanley Latin American Growth Fund
(40) Morgan Stanley Limited Duration Fund
(41) Morgan Stanley Limited Duration U.S. Treasury Trust
(42) Morgan Stanley Limited Term Municipal Trust
(43) Morgan Stanley Liquid Asset Fund Inc.
(44) Morgan Stanley Mid-Cap Value Fund
(45) Morgan Stanley Multi-State Municipal Series Trust
(46) Morgan Stanley Nasdaq-100 Index Fund
(47) Morgan Stanley Natural Resource Development Securities Inc.
(48) Morgan Stanley New York Municipal Money Market Trust
(49) Morgan Stanley New York Tax-Free Income Fund
(50) Morgan Stanley Pacific Growth Fund Inc.
(51) Morgan Stanley Prime Income Trust
(52) Morgan Stanley Quality Income Trust
(53) Morgan Stanley Real Estate Fund
(54) Morgan Stanley S&P 500 Index Fund
(55) Morgan Stanley Select Dimensions Investment Series
(56) Morgan Stanley Small-Mid Special Value Fund
(57) Morgan Stanley Special Growth Fund
(58) Morgan Stanley Special Value Fund
(59) Morgan Stanley Strategist Fund
(60) Morgan Stanley Tax-Exempt Securities Trust
(61) Morgan Stanley Tax-Free Daily Income Trust

(63) Morgan Stanley Total Market Index Fund
(64) Morgan Stanley Total Return Trust
(65) Morgan Stanley U.S. Government Money Market Trust
(66) Morgan Stanley U.S. Government Securities Trust
(67) Morgan Stanley Utilities Fund
(68) Morgan Stanley Value-Added Market Series
(69) Morgan Stanley Value Fund
(70) Morgan Stanley Variable Investment Series

(b) The following information is given regarding directors and officers of Morgan Stanley Distributors not listed in Item 26 above. The principal address of Morgan Stanley Distributors is 1221 Avenue of the Americas, New York, New York 10020. None of the following persons has any position or office with the Registrant.

                                    POSITIONS AND OFFICE WITH
NAME                               MORGAN STANLEY DISTRIBUTORS
----                       ----------------------------------------------
John Schaeffer                               Director

Fred Gonfiantini           Executive Director and Financial Operations
                           Principal


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.


ITEM 29. MANAGEMENT SERVICES

         Registrant is not a party to any such management-related service contract.

ITEM 30. UNDERTAKINGS

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 18th day of March, 2004.

                            MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST

                            By  /s/ Barry Fink
                                --------------------------
                                Barry Fink
                                Vice President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 16 has been signed below by the following persons in the capacities and on the dates indicated.


         Signatures                                  Title                              Date
         ----------                                  -----                              ----
(1) Principal Executive Officer             Executive Vice President and
                                            Principal Executive Officer
By       /s/ Ronald E. Robison                                                        03/18/04
     ------------------------------
         Ronald E. Robison


(2) Principal Financial Officer             Chief Financial Officer

By       /s/ Francis J. Smith                                                         03/18/04
     ------------------------------
         Francis J. Smith


(3) Majority of the Trustees

         Charles A. Fiumefreddo (Chairman)
         Philip J. Purcell
         James F. Higgins

By       /s/ Barry Fink                                                               03/18/04
    --------------------------------
         Barry Fink
         Attorney-in-Fact

         Michael Bozic     Joseph J. Kearns
         Edwin J. Garn     Manuel H. Johnson
         Wayne E. Hedien   Michael E. Nugent
                           Fergus Reid

By       /s/ Carl Frischling                                                          03/18/04
     -------------------------------
         Carl Frischling
         Attorney-in-Fact

                MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST

                                  EXHIBIT INDEX


(b).      Amended and Restated By-Laws of the Registrant, dated April 24, 2003

(j).      Consent of Independent Auditors

(Other)   Powers of Attorney of Trustees, dated January 30, 2004